UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security's rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 22.7% of net assets

Financial Institutions 9.9%
Banking 8.0%
American Express Co.
3.63%, 12/05/24 (b)	750,000	770,952
American Express Credit Corp.
2.20%, 03/03/20 (b)	500,000	499,361
Bank of America Corp.
7.63%, 06/01/19	1,000,000	1,076,697
3.30%, 01/11/23 (g)	1,750,000	1,787,752
Barclays Bank PLC
6.05%, 12/04/17 (c)	750,000	750,000
Barclays PLC
2.75%, 11/08/19	500,000	502,830
Capital One Financial Corp.
3.05%, 03/09/22 (b)	750,000	755,904
Citigroup, Inc.
2.70%, 03/30/21	1,000,000	1,004,842
3.88%, 10/25/23	1,000,000	1,042,903
4.45%, 09/29/27	500,000	526,112
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,805
HSBC Holdings PLC
5.10%, 04/05/21	750,000	809,483
4.30%, 03/08/26	500,000	531,381
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	1,000,078
JPMorgan Chase & Co.
4.63%, 05/10/21	350,000	373,916
2.40%, 06/07/21 (b)	2,000,000	1,992,618
3.30%, 04/01/26 (b)	500,000	501,720
Lloyds Bank PLC
2.70%, 08/17/20	1,250,000	1,259,819
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	500,000	518,464
Mizuho Financial Group, Inc.
2.95%, 02/28/22	400,000	401,221
Morgan Stanley
5.63%, 09/23/19	500,000	528,758
2.50%, 04/21/21	1,000,000	996,374
5.00%, 11/24/25	1,000,000	1,094,549
PNC Bank NA
2.55%, 12/09/21 (b)	1,000,000	1,002,362
Regions Bank
7.50%, 05/15/18	1,000,000	1,024,253
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	550,000	559,709
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	749,322
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	505,475
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	100,356
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (b)	1,500,000	1,500,298
3.00%, 04/26/22 (b)	500,000	503,139
Wells Fargo & Co.
2.50%, 03/04/21	1,000,000	999,994
		25,922,447
Brokerage/Asset Managers/Exchanges 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	251,290
Finance Companies 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (b)	873,000	902,512
Air Lease Corp.
3.63%, 04/01/27 (b)	250,000	248,981
		1,151,493
Insurance 0.7%
American International Group, Inc.
3.75%, 07/10/25 (b)	1,000,000	1,026,665
Humana, Inc.
3.95%, 03/15/27 (b)	650,000	668,553
MetLife, Inc.
7.72%, 02/15/19	500,000	533,773
		2,228,991
REITs 0.8%
AvalonBay Communities, Inc.
3.50%, 11/15/24 (b)	500,000	514,252
Government Properties Income Trust
4.00%, 07/15/22 (b)	500,000	504,028
ProLogis LP
3.75%, 11/01/25 (b)	500,000	526,545
Regency Centers LP
3.60%, 02/01/27 (b)	350,000	349,115

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Welltower, Inc.
4.25%, 04/01/26 (b)	750,000	786,976
		2,680,916
		32,235,137

Industrial 11.8%
Basic Industry 1.2%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	511,347
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (b)	200,000	199,215
Newmont Mining Corp.
3.50%, 03/15/22 (b)	1,000,000	1,021,436
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	357,922
The Mosaic Co.
3.25%, 11/15/22 (b)	250,000	248,825
4.05%, 11/15/27 (b)	250,000	248,532
The Sherwin-Williams Co.
2.75%, 06/01/22 (b)	650,000	646,714
Westlake Chemical Corp.
4.88%, 05/15/23 (b)	664,000	695,540
		3,929,531
Capital Goods 0.5%
Fortive Corp.
3.15%, 06/15/26 (b)	500,000	496,702
Roper Technologies, Inc.
2.80%, 12/15/21 (b)	250,000	250,462
Vulcan Materials Co.
7.50%, 06/15/21	850,000	987,045
		1,734,209
Communications 1.4%
AT&T, Inc.
2.38%, 11/27/18 (g)	200,000	200,758
5.20%, 03/15/20	250,000	264,965
5.00%, 03/01/21	350,000	374,773
3.00%, 06/23/22 (b)	500,000	500,606
3.90%, 08/14/27 (b)	500,000	497,953
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	500,000	508,425
4.46%, 07/23/22 (b)	250,000	260,909
Crown Castle International Corp.
4.88%, 04/15/22	500,000	538,255
Grupo Televisa S.A.B.
4.63%, 01/30/26 (b)	1,000,000	1,063,041
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	253,578
		4,463,263
Consumer Cyclical 1.2%
Costco Wholesale Corp.
2.15%, 05/18/21 (b)	250,000	248,915
CVS Pass-Through Trust
7.51%, 01/10/32 (c)	403,528	493,699
eBay, Inc.
2.75%, 01/30/23 (b)	500,000	495,644
Kohl's Corp.
4.25%, 07/17/25 (b)	1,000,000	1,014,532
Security Rate, Maturity Date	Face Amount ($)	Value ($)
QVC, Inc.
5.13%, 07/02/22	1,000,000	1,063,247
Visa, Inc.
2.20%, 12/14/20 (b)	500,000	500,018
		3,816,055
Consumer Non-Cyclical 2.7%
Abbott Laboratories
2.35%, 11/22/19	1,000,000	1,001,609
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	507,242
Altria Group, Inc.
4.75%, 05/05/21	500,000	537,035
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	500,000	504,328
3.70%, 02/01/24	250,000	260,951
Becton Dickinson & Co.
3.36%, 06/06/24 (b)	500,000	500,466
Biogen, Inc.
3.63%, 09/15/22	500,000	518,034
4.05%, 09/15/25 (b)	500,000	527,939
Bristol-Myers Squibb Co.
1.60%, 02/27/19	500,000	498,120
Celgene Corp.
3.55%, 08/15/22	500,000	514,550
2.75%, 02/15/23 (b)	750,000	744,627
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	500,000	500,284
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	250,000	244,856
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	500,000	484,115
The JM Smucker Co.
2.50%, 03/15/20	250,000	251,009
The Kroger Co.
2.80%, 08/01/22 (b)	250,000	249,948
3.70%, 08/01/27 (b)	1,000,000	1,005,323
		8,850,436
Energy 2.9%
Apache Corp.
3.25%, 04/15/22 (b)	250,000	252,291
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	500,000	532,274
Cimarex Energy Co.
3.90%, 05/15/27 (b)	500,000	507,550
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (b)(c)	250,000	250,309
Enable Midstream Partners LP
4.40%, 03/15/27 (b)	500,000	508,692
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	500,000	521,886
Enbridge, Inc.
2.90%, 07/15/22 (b)	500,000	497,179
4.25%, 12/01/26 (b)	750,000	785,520
Encana Corp.
3.90%, 11/15/21 (b)	500,000	515,074
EOG Resources, Inc.
4.10%, 02/01/21	250,000	261,903
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	250,000	263,912

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Husky Energy, Inc.
4.00%, 04/15/24 (b)	500,000	520,861
Marathon Oil Corp.
4.40%, 07/15/27 (b)	750,000	770,747
Midcontinent Express Pipeline LLC
6.70%, 09/15/19 (c)	1,000,000	1,048,750
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	500,000	555,069
Suncor Energy, Inc.
3.60%, 12/01/24 (b)	500,000	514,651
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (b)	1,000,000	985,750
		9,292,418
Technology 1.8%
Apple, Inc.
3.20%, 05/13/25	1,500,000	1,532,046
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (b)(c)	1,000,000	953,074
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)	500,000	512,513
4.90%, 10/15/25 (b)	1,000,000	1,043,047
Seagate HDD Cayman
4.75%, 01/01/25	200,000	194,923
VMware, Inc.
2.30%, 08/21/20	250,000	248,975
2.95%, 08/21/22 (b)	500,000	496,148
3.90%, 08/21/27 (b)	750,000	754,657
		5,735,383
Transportation 0.1%
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	503,702
		38,324,997

Utility 1.0%
Electric 0.9%
CMS Energy Corp.
8.75%, 06/15/19	250,000	273,632
Duke Energy Corp.
5.05%, 09/15/19 (g)	750,000	786,146
NextEra Energy Capital Holdings, Inc.
6.00%, 03/01/19	750,000	784,871
PPL Capital Funding, Inc.
3.50%, 12/01/22 (b)	500,000	512,768
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	501,655
		2,859,072
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	99,888
Sempra Energy
2.88%, 10/01/22 (b)	150,000	150,427
		250,315
		3,109,387
Total Corporates
(Cost $73,493,475)		73,669,521

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 38.4% of net assets
Notes
1.25%, 12/31/18	3,000,000	2,985,645
1.13%, 01/15/19	500,000	496,797
1.13%, 01/31/19	5,250,000	5,214,316
0.75%, 02/15/19 (g)	1,050,000	1,037,839
1.50%, 02/28/19	900,000	897,486
1.63%, 03/31/19	250,000	249,609
1.63%, 06/30/19	1,500,000	1,496,748
1.75%, 09/30/19	1,000,000	999,375
3.38%, 11/15/19 (g)	2,250,000	2,318,818
1.50%, 11/30/19 (g)	2,150,000	2,137,612
1.25%, 01/31/20 (g)	1,850,000	1,827,887
1.38%, 01/31/20 (g)	3,350,000	3,319,575
3.63%, 02/15/20	2,100,000	2,182,236
1.13%, 03/31/20	600,000	590,356
1.38%, 04/30/20 (g)	14,500,000	14,336,309
1.63%, 06/30/20	5,750,000	5,715,073
1.38%, 08/31/20	7,500,000	7,399,072
1.38%, 09/15/20	4,600,000	4,538,008
1.75%, 10/31/20	5,200,000	5,177,758
2.63%, 11/15/20	1,000,000	1,020,527
2.38%, 12/31/20 (g)	500,000	506,689
3.63%, 02/15/21	1,800,000	1,893,938
1.13%, 02/28/21	500,000	486,856
1.25%, 03/31/21	500,000	488,291
2.25%, 04/30/21	500,000	504,326
1.38%, 05/31/21 (g)	500,000	489,482
2.13%, 08/15/21	500,000	501,846
1.88%, 01/31/22	2,150,000	2,131,943
1.75%, 02/28/22	700,000	690,949
1.75%, 03/31/22 (g)	1,150,000	1,134,075
1.75%, 04/30/22	900,000	886,711
2.00%, 07/31/22	500,000	497,334
1.88%, 08/31/22	600,000	593,051
1.75%, 09/30/22	200,000	196,414
1.88%, 10/31/22	900,000	888,873
1.63%, 11/15/22	650,000	634,524
2.00%, 11/30/22	700,000	695,270
2.13%, 12/31/22 (g)	1,400,000	1,398,031
2.00%, 02/15/23	2,500,000	2,478,711
1.50%, 02/28/23	600,000	580,020
1.50%, 03/31/23 (g)	1,750,000	1,690,049
1.63%, 04/30/23	1,500,000	1,456,787
1.75%, 05/15/23 (g)	3,150,000	3,078,202
1.38%, 06/30/23 (g)	4,800,000	4,590,563
1.38%, 08/31/23	1,750,000	1,669,952
1.38%, 09/30/23	2,000,000	1,906,954
2.75%, 11/15/23	800,000	823,094
2.25%, 01/31/24	3,700,000	3,697,254
2.75%, 02/15/24	5,000,000	5,139,648
2.00%, 04/30/24	3,950,000	3,883,190
2.50%, 05/15/24	3,275,000	3,316,705
2.13%, 05/15/25	1,400,000	1,379,492
2.00%, 08/15/25	750,000	731,221
1.63%, 05/15/26	1,050,000	988,641
1.50%, 08/15/26 (g)	5,900,000	5,484,237
2.38%, 05/15/27	900,000	896,291
2.25%, 08/15/27	2,200,000	2,165,754
Total Treasuries
(Cost $125,736,968)		124,516,414

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 2.4% of net assets

Agency 1.0%
Foreign 1.0%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (d)	1,000,000	996,191
4.00%, 01/27/20 (d)	1,000,000	1,042,372
		2,038,563
Mexico 0.2%
Petroleos Mexicanos
5.50%, 01/21/21	500,000	534,375
Norway 0.1%
Statoil A.S.A.
2.65%, 01/15/24	250,000	248,607
Republic of Korea 0.1%
Korea Development Bank
3.75%, 01/22/24	500,000	519,737
		3,341,282

Local Authority 0.2%
Foreign 0.2%
Canada 0.2%
Province of British Columbia
2.25%, 06/02/26	500,000	483,357

Sovereign 0.7%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	246,875
Colombia 0.2%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	535,438
Mexico 0.3%
United Mexican States
3.63%, 03/15/22	250,000	261,625
4.13%, 01/21/26	750,000	789,187
		1,050,812
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	104,750
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	150,000	163,357
		2,101,232

Supranational* 0.5%
European Investment Bank
4.00%, 02/16/21	750,000	793,246
Inter-American Development Bank
3.88%, 09/17/19	500,000	517,230
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
1.75%, 09/16/19	150,000	149,654
1.13%, 07/20/21	250,000	241,070
		1,701,200
Total Government Related
(Cost $7,541,419)		7,627,071

Securitized 36.5% of net assets

Collateralized Mortgage Obligations 1.0%
Banc of America Funding 2005-E Trust
Series 05-E Class 5A1
3.75%, 05/20/35 (a)(b)(i)	21,530	21,701
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
3.31%, 07/20/34
(12 mo. USD-LIBOR + 1.87%) (a)(b)	162,804	158,085
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(g)	112,503	114,002
Fannie Mae REMIC Trust
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (b)	257,707	259,279
Fannie Mae REMICs
Series 2003-15 Class CB
5.00%, 03/25/18 (b)	2,925	2,930
Series 2010-83 Class AK
3.00%, 11/25/18 (b)	8,431	8,444
Series 1990-8 Class G
6.00%, 01/25/20 (b)	17,093	17,472
Freddie Mac REMICs
Series 2663 Class BC
4.00%, 08/15/18 (b)	270,459	271,519
Series 3649 Class EA
2.25%, 12/15/18 (b)	6,232	6,227
Series 3749 Class A
3.50%, 07/15/28 (b)	3,656	3,653
Series 2641 Class WE
4.50%, 01/15/33 (b)	29,515	29,699
Series 3982 Class AB
3.50%, 06/15/36 (b)	58,857	59,090
Series 3747 Class HK
2.50%, 07/15/37 (b)	174,525	174,862
Ginnie Mae
Series 2008-38 Class BE
5.00%, 07/16/36 (b)	18,422	18,638
Series 2010-114 Class NJ
3.00%, 04/20/38 (b)	42,724	42,874
Series 2010-130 Class LG
3.50%, 11/16/38 (b)	82,775	83,596
JP Morgan Mortgage Trust
Series 2004-A3 Class 2A1
3.66%, 07/25/34 (a)(b)(j)	109,106	110,724
Series 2004-A5 Class 4A4
3.39%, 12/25/34 (a)(b)(k)	132,336	135,067
MASTR Adjustable Rate Mortgages Trust
Series 2004-4 Class 4A1
3.49%, 05/25/34 (a)(b)(l)	77,046	77,075
Merrill Lynch Mortgage Investors Trust
Series 2004-B Class A1
1.83%, 05/25/29 (a)(b)(m)	601,191	590,526

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2 Class A1
1.73%, 06/15/30
(1 mo. USD-LIBOR + 0.48%) (a)(b)	62,994	60,654
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(g)	15,650	15,635
Sequoia Mortgage Trust
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	10,385	9,922
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	516,447	488,902
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	217,307	211,268
Structured Asset Mortgage Investments II Trust
Series 2004-AR1 Class 1A1
1.98%, 03/19/34 (a)(b)(n)	204,281	202,287
WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A5
2.73%, 03/25/33
(1 year CMT Rate + 2.00%) (a)(b)	33,357	33,604
Series 2004-AR3 Class A2
3.16%, 06/25/34 (a)(b)(o)	32,132	32,813
Series 2005-AR9 Class A1A
1.97%, 07/25/45
(1 mo. USD-LIBOR + 0.64%) (a)(b)	176,376	176,117
		3,416,665

Commercial Mortgage-Backed Securities 1.3%
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CR12 Class A2
2.90%, 10/10/46 (b)	20,000	20,136
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CR6 Class A2
2.12%, 03/10/46 (b)	8,521	8,518
COMM 2013-LC6 Mortgage Trust
Series 2013-LC6 Class A2
1.91%, 01/10/46 (b)	5,350	5,348
Fannie Mae-Aces
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	505,978
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	244,282	249,637
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	124,107	125,112
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	157,290
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	653,100
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	111,105
Series K037 Class A1
2.59%, 04/25/23 (b)	100,674	101,603
Series K046 Class A2
3.21%, 03/25/25 (b)	100,000	103,471
Ginnie Mae
Series 2012-55 Class A
1.70%, 08/16/33 (b)	16,237	16,216
Series 2013-55 Class A
1.32%, 05/16/34 (b)	94,886	94,214
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (b)	366,000	392,029
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50 (b)	100,000	103,424
Series 2016-C32 Class A4
3.56%, 01/15/59 (b)	1,500,000	1,548,932
		4,196,113

Mortgage-Backed Securities Pass-Through 34.2%
Fannie Mae
4.50%, 03/01/18 to 09/01/41 (b)	872,107	931,539
6.00%, 09/01/18 to 12/01/35 (b)	695,404	764,604
6.50%, 03/01/19 to 09/01/22 (b)	91,387	100,589
7.00%, 07/01/19 to 01/01/35 (b)	199,794	228,806
6.00%, 10/01/19 to 05/01/21 (b)(g)	59,204	61,225
6.50%, 07/01/21 (b)(g)	7,136	7,480
5.50%, 10/01/22 (b)(g)	134,488	147,933
5.50%, 01/01/23 to 12/01/33 (b)	583,076	643,836
5.00%, 09/01/23 to 07/01/36 (b)	885,827	967,260
2.68%, 02/01/25 (b)	38,000	37,907
3.00%, 01/01/26 to 10/01/46 (b)	11,498,867	11,574,257
3.50%, 04/01/26 to 02/01/46 (b)	9,284,328	9,559,850
2.50%, 07/01/27 to 02/01/43 (b)	3,205,556	3,192,934
4.00%, 04/01/32 to 05/01/47 (b)	3,720,828	3,913,912
3.62%, 06/01/40
(12 mo. USD-LIBOR + 1.81%) (a)(b)	1,489,088	1,565,319
4.00%, 09/01/40 (b)(g)	2,821,396	2,978,995
Fannie Mae TBA
2.00%, 12/01/32 (b)(f)	500,000	487,109
2.50%, 12/01/32 (b)(f)	500,000	498,945
3.00%, 12/01/32 to 12/01/47 (b)(f)	2,500,000	2,504,509
3.50%, 12/01/32 to 12/01/47 (b)(f)	4,000,000	4,105,645
4.00%, 12/01/47 (b)(f)	1,500,000	1,567,266
Freddie Mac
4.50%, 10/01/18 to 11/01/41 (b)	3,327,999	3,553,597
4.00%, 07/01/19 to 01/01/44 (b)	2,736,610	2,895,716
6.50%, 07/01/19 to 02/01/21 (b)(g)	17,766	17,916
6.00%, 08/01/22 to 05/01/27 (b)	197,078	214,575
6.50%, 08/01/22 to 04/01/26 (b)	50,444	54,764
5.50%, 02/01/23 to 07/01/35 (b)	333,431	366,474
5.00%, 01/01/24 to 08/01/40 (b)	500,176	543,646
2.50%, 12/01/27 to 05/01/33 (b)	1,986,860	1,994,241
3.00%, 09/01/28 to 10/01/46 (b)	6,549,185	6,570,449
3.50%, 04/01/33 to 05/01/46 (b)	4,249,418	4,383,048
5.50%, 06/01/33 (b)(g)	491,255	546,742
3.50%, 09/01/44 (b)(g)	2,917,477	2,997,439
Freddie Mac TBA
2.50%, 12/01/32 (b)(f)	500,000	498,984
3.00%, 12/01/32 to 12/01/47 (b)(f)	2,500,000	2,525,314
3.50%, 12/01/32 to 12/01/47 (b)(f)	2,500,000	2,567,542
4.00%, 12/01/47 (b)(f)	2,000,000	2,089,442
Ginnie Mae
5.00%, 12/15/17 to 11/15/35 (b)	2,018,722	2,218,630
5.50%, 06/15/18 to 12/15/35 (b)	1,420,039	1,577,389
10.00%, 07/20/18 to 06/20/19 (b)	207	208
4.00%, 08/15/18 to 07/20/47 (b)	2,825,994	2,966,572
9.50%, 08/15/18 to 05/20/20 (b)	873	896
4.50%, 11/15/18 to 10/15/43 (b)	2,094,807	2,235,528
6.00%, 03/15/19 to 11/20/38 (b)	52,869	59,332
8.50%, 06/15/21 to 10/20/26 (b)	608	623
7.50%, 03/15/22 to 10/15/25 (b)	1,795	1,834
6.50%, 10/15/23 to 10/15/38 (b)	13,588	15,181
8.00%, 06/20/24 to 07/15/27 (b)	1,315	1,390
3.00%, 02/15/26 to 10/20/46 (b)	5,668,117	5,727,058
2.50%, 06/15/27 to 07/20/46 (b)	303,653	301,566

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.00%, 04/15/31 (b)	4,889	5,304
5.00%, 10/15/34 (b)(g)	734,700	800,816
3.50%, 09/15/41 to 07/20/47 (b)	11,114,424	11,534,722
Ginnie Mae TBA
3.00%, 12/01/47 (b)(f)	3,000,000	3,023,457
3.50%, 12/01/47 (b)(f)	500,000	517,080
4.00%, 12/01/47 (b)(f)	2,000,000	2,088,906
		110,736,301
Total Securitized
(Cost $117,713,873)		118,349,079
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (e)	2,741,156	2,741,156
Total Other Investment Company
(Cost $2,741,156)		2,741,156

Short-Term Investments 6.0% of net assets

Government Related 6.0%
Federal Home Loan Bank
1.01%, 12/07/17 (h)	5,000,000	4,999,040
1.02%, 12/01/17 (h)	500,000	500,000
1.03%, 12/19/17 (h)	3,000,000	2,998,275
1.03%, 12/20/17 (h)	2,000,000	1,998,786
Security	Number of Shares	Value ($)
1.05%, 12/28/17 (h)	1,000,000	999,138
1.25%, 01/26/18 (h)	8,000,000	7,984,444
Total Short-Term Investments
(Cost $19,480,196)		19,479,683
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,707,178 or 1.5% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(h)	The rate shown is the purchase yield.
(i)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.25% and 12 month LIBOR +2.00%)
(j)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.49% and 12 month LIBOR +1.99%)
(k)	Security is backed by a tranche of loans comprised of three different reference rates and spreads (1 year CMT + 2.37%, 6 month LIBOR +1.62% and 12 month LIBOR + 1.77%)
(l)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 2.08% and 12 month LIBOR +1.88%)
(m)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 1.64% and 1 month LIBOR + 1.38%)
(n)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (6 month LIBOR + 1.65% and 1 month LIBOR + 1.65%)
(o)	Security is backed by a tranche of loans comprised of two different reference rates and spreads (1 year CMT + 2.33% and 12 month LIBOR +1.82%)

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
REIT –	Real Estate Investment Trust
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$73,669,521	$—	$73,669,521
Treasuries	—	124,516,414	—	124,516,414
Government Related[1]	—	7,627,071	—	7,627,071
Securitized [1]	—	118,349,079	—	118,349,079
Other Investment Company[1]	2,741,156	—	—	2,741,156
Short-Term Investments[1]	—	19,479,683	—	19,479,683
Total	$2,741,156	$343,641,768	$—	$346,382,924
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security's rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 100.9% of net assets

Collateralized Mortgage Obligations 0.9%
Fannie Mae REMICs
7.00%, 09/25/22 (b)(e)	30,922	32,783
4.50%, 07/25/38 (b)	979,219	986,714
Freddie Mac REMICs
2.20%, 01/15/35 (b)	417,992	418,726
Ginnie Mae
0.00%, 09/20/37 (a)(b)(g)	105,833	104,206
3.00%, 11/20/37 (b)	18,227	18,226
3.75%, 03/20/38 (b)	83,367	84,102
3.50%, 04/20/40 (b)	392,422	396,478
Ginnie Mae REMICs
4.75%, 01/20/35 (b)(e)	182,183	184,148
4.50%, 02/20/37 to 11/20/38 (b)	52,153	52,450
4.00%, 10/20/37 (b)	16,711	16,742
3.50%, 01/20/38 (b)	11,261	11,277
3.00%, 03/20/38 (b)	39,611	39,757
		2,345,609

Mortgage-Backed Securities Pass-Through 100.0%
Ginnie Mae
4.50%, 12/15/17 to 07/20/44 (b)(e)	9,766,591	10,451,084
5.00%, 12/15/17 to 04/20/40 (b)(e)	13,625,085	14,918,592
5.50%, 03/20/18 to 11/15/34 (b)(e)	4,027,576	4,485,028
6.00%, 04/15/18 to 06/20/37 (b)(e)	354,696	398,240
5.00%, 08/15/18 to 02/15/40 (b)	552,685	610,031
4.50%, 08/20/19 to 12/20/45 (b)	9,098,928	9,858,248
5.50%, 05/15/22 to 04/15/38 (b)	2,482,356	2,767,231
6.50%, 10/15/23 (b)	4,627	4,982
6.50%, 11/20/23 to 07/15/31 (b)(e)	70,279	79,820
2.75%, 07/20/24 to 07/20/32 (1 year CMT Rate + 1.50%) (a)(b)(e)	64,151	66,446
4.00%, 12/15/24 to 11/20/45 (b)(e)	10,567,088	11,098,189
3.00%, 02/15/26 to 10/20/46 (b)(e)	38,757,338	39,206,059
3.00%, 01/20/27 to 10/20/46 (b)	33,527,741	33,886,636
3.50%, 01/20/27 to 07/20/47 (b)	40,833,830	42,372,636
2.50%, 06/15/27 to 06/15/28 (b)(e)	859,723	864,420
2.50%, 08/15/27 to 04/15/45 (b)	1,943,585	1,936,176
6.00%, 01/15/29 to 12/20/38 (b)	1,192,223	1,346,100
2.63%, 05/20/29 to 04/20/37 (1 year CMT Rate + 1.50%) (a)(b)(e)	98,886	101,061
2.25%, 12/20/30
(1 year CMT Rate + 1.50%) (a)(b)(e)	35,744	36,979
2.38%, 02/20/32
(1 year CMT Rate + 1.50%) (a)(b)(e)	17,140	17,832
3.25%, 08/20/33
(1 year CMT Rate + 2.00%) (a)(b)(e)	69,012	69,817
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 12/20/39 to 07/20/47 (b)	24,537,430	25,794,876
3.50%, 09/15/41 to 07/20/46 (b)(e)	57,294,454	59,400,232
Ginnie Mae REMICs
1.88%, 04/16/32 (b)	10,568	10,554
Ginnie Mae TBA
2.50%, 12/01/47 (b)(d)	2,000,000	1,951,327
3.00%, 12/01/47 (b)(d)	8,500,000	8,566,407
3.50%, 12/01/47 (b)(d)	9,000,000	9,307,441
4.00%, 12/01/47 (b)(d)	2,000,000	2,088,906
		281,695,350
Total Securitized
(Cost $285,532,704)		284,040,959
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	69,940	69,940
Total Other Investment Company
(Cost $69,940)		69,940

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Short-Term Investments 6.9% of net assets

Government Related 6.9%
Federal Home Loan Bank
1.05%, 12/28/17 (f)	2,000,000	1,998,276
1.06%, 12/01/17 (f)	1,500,000	1,500,000
1.25%, 12/19/17 (f)	16,000,000	15,990,800
Total Short-Term Investments
(Cost $19,490,225)		19,489,076
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	The rate shown is the purchase yield.
(g)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools' cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security's offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.

CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Securitized [1]	$—	$284,040,959	$—	$284,040,959
Other Investment Company[1]	69,940	—	—	69,940
Short-Term Investments[1]	—	19,489,076	—	19,489,076
Total	$69,940	$303,530,035	$—	$303,599,975
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security's rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.6% of net assets
U.S. Treasury Inflation Protected Securities
2.13%, 01/15/19	7,661,422	7,819,199
0.13%, 04/15/19	27,082,601	26,972,194
1.88%, 07/15/19	8,712,797	8,980,115
1.38%, 01/15/20	10,568,565	10,836,426
0.13%, 04/15/20	27,082,731	26,963,344
1.25%, 07/15/20	16,232,655	16,743,009
1.13%, 01/15/21	18,571,655	19,107,174
0.13%, 04/15/21	23,575,689	23,419,026
0.63%, 07/15/21	19,714,367	20,060,126
0.13%, 01/15/22	21,753,281	21,623,261
0.13%, 04/15/22	15,667,453	15,523,815
0.13%, 07/15/22	22,443,198	22,341,651
0.13%, 01/15/23	22,548,988	22,293,971
0.38%, 07/15/23	22,366,345	22,442,086
0.63%, 01/15/24	22,313,948	22,618,194
0.13%, 07/15/24	21,927,218	21,555,368
0.25%, 01/15/25	21,982,068	21,642,427
2.38%, 01/15/25	14,424,389	16,347,249
0.38%, 07/15/25	21,955,277	21,822,302
0.63%, 01/15/26	19,771,015	19,916,139
2.00%, 01/15/26	10,508,940	11,733,016
0.13%, 07/15/26	18,541,444	17,935,499
0.38%, 01/15/27	18,398,987	18,070,645
2.38%, 01/15/27	8,453,847	9,801,805
0.38%, 07/15/27	19,180,762	18,869,056
1.75%, 01/15/28	8,434,933	9,384,271
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/15/28	7,132,460	9,274,615
2.50%, 01/15/29	8,167,622	9,789,718
3.88%, 04/15/29	8,673,213	11,697,051
3.38%, 04/15/32	3,290,253	4,490,059
2.13%, 02/15/40	4,461,341	5,660,154
2.13%, 02/15/41	5,683,521	7,254,424
0.75%, 02/15/42	9,992,988	9,781,002
0.63%, 02/15/43	7,370,574	6,981,792
1.38%, 02/15/44	11,167,248	12,483,123
0.75%, 02/15/45	12,402,166	12,013,487
1.00%, 02/15/46	9,109,168	9,383,929
0.88%, 02/15/47	9,197,151	9,206,771
Total Treasuries
(Cost $576,963,861)		582,837,493
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (a)	478,875	478,875
Total Other Investment Company
(Cost $478,875)		478,875
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$582,837,493	$—	$582,837,493
Other Investment Company[1]	478,875	—	—	478,875
Total	$478,875	$582,837,493	$—	$583,316,368
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.3% of net assets

Financial Institutions 11.1%
Banking 9.1%
American Express Credit Corp.
2.60%, 09/14/20 (a)	338,000	340,561
2.25%, 05/05/21 (a)	300,000	298,035
Banco Santander S.A.
3.50%, 04/11/22	200,000	203,976
Bank of America Corp.
2.60%, 01/15/19	850,000	854,897
2.65%, 04/01/19	250,000	251,732
5.63%, 07/01/20	200,000	215,862
2.63%, 10/19/20	650,000	652,996
5.00%, 05/13/21	390,000	421,595
2.37%, 07/21/21 (a)	500,000	498,486
5.70%, 01/24/22	750,000	837,548
Bank of Montreal
2.38%, 01/25/19 (a)	28,000	28,097
Barclays PLC
2.75%, 11/08/19	250,000	251,415
3.25%, 01/12/21	200,000	202,726
BB&T Corp.
6.85%, 04/30/19	100,000	106,570
5.25%, 11/01/19	497,000	523,775
BNP Paribas S.A.
2.45%, 03/17/19	250,000	251,348
5.00%, 01/15/21	600,000	645,852
BPCE S.A.
2.25%, 01/27/20	39,000	39,020
Capital One Financial Corp.
4.75%, 07/15/21	300,000	322,505
3.05%, 03/09/22 (a)	250,000	251,968
Capital One NA
2.40%, 09/05/19 (a)	278,000	278,170
2.35%, 01/31/20 (a)	250,000	249,281
2.95%, 07/23/21 (a)	600,000	604,426
Citigroup, Inc.
2.55%, 04/08/19	950,000	955,490
2.40%, 02/18/20	250,000	249,962
2.65%, 10/26/20	941,000	944,984
2.70%, 03/30/21	28,000	28,136
4.50%, 01/14/22	300,000	320,418
2.70%, 10/27/22 (a)	400,000	396,940
2.88%, 07/24/23 (a)	350,000	348,260
Citizens Bank NA/Providence RI
2.65%, 05/26/22 (a)	250,000	248,651
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Rabobank UA
2.50%, 01/19/21	528,000	531,128
3.88%, 02/08/22	100,000	105,376
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	300,000	301,738
3.45%, 04/16/21	305,000	311,940
Credit Suisse USA, Inc.
2.30%, 05/28/19	350,000	350,829
Deutsche Bank AG
2.50%, 02/13/19	500,000	500,808
3.38%, 05/12/21	100,000	101,102
4.25%, 10/14/21	150,000	156,241
Discover Bank
3.10%, 06/04/20 (a)	250,000	253,444
Fifth Third Bank
2.38%, 04/25/19 (a)	28,000	28,082
2.25%, 06/14/21 (a)	250,000	248,408
HSBC Holdings PLC
3.40%, 03/08/21	228,000	233,569
2.95%, 05/25/21	267,000	269,857
HSBC USA, Inc.
2.25%, 06/23/19	400,000	400,319
2.38%, 11/13/19	17,000	17,054
2.75%, 08/07/20	778,000	785,968
ING Groep N.V.
3.15%, 03/29/22	750,000	758,804
JPMorgan Chase & Co.
1.85%, 03/22/19 (a)	1,000,000	997,025
2.20%, 10/22/19	675,000	675,322
4.25%, 10/15/20	850,000	893,453
4.63%, 05/10/21	150,000	160,250
4.35%, 08/15/21	300,000	318,795
4.50%, 01/24/22	500,000	534,654
KeyCorp
2.30%, 12/13/18 (a)	28,000	28,032
2.90%, 09/15/20	400,000	405,079
Lloyds Bank PLC
6.38%, 01/21/21	125,000	139,123
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	303,892
3.00%, 01/11/22	250,000	251,367
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	766,000	774,617
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	200,611
2.60%, 09/11/22	250,000	246,574
Morgan Stanley
2.45%, 02/01/19	750,000	752,617
7.30%, 05/13/19	555,000	594,134

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 07/23/19	750,000	751,422
5.75%, 01/25/21	800,000	876,421
2.63%, 11/17/21	200,000	199,667
PNC Bank NA
2.20%, 01/28/19 (a)	428,000	428,631
2.45%, 11/05/20 (a)	41,000	41,149
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	356,695
2.75%, 08/14/22 (a)	250,000	249,009
Royal Bank of Canada
2.15%, 03/15/19	341,000	341,292
2.50%, 01/19/21	14,000	14,049
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	265,608
Santander UK Group Holdings PLC
2.88%, 10/16/20	200,000	201,335
Santander UK PLC
2.35%, 09/10/19	150,000	150,265
State Street Corp.
2.55%, 08/18/20	100,000	101,036
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250,000	250,319
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	257,792
2.44%, 10/19/21	178,000	176,462
2.78%, 07/12/22	250,000	249,149
Svenska Handelsbanken AB
2.40%, 10/01/20	41,000	41,146
Synchrony Financial
3.00%, 08/15/19 (a)	228,000	230,175
The Bank of New York Mellon Corp.
2.30%, 09/11/19 (a)	391,000	392,346
3.55%, 09/23/21 (a)	28,000	29,207
The Bank of Nova Scotia
2.05%, 06/05/19	11,000	10,985
The Goldman Sachs Group, Inc.
2.63%, 01/31/19	100,000	100,650
1.95%, 07/23/19	250,000	248,699
2.55%, 10/23/19	700,000	702,340
2.75%, 09/15/20 (a)	300,000	301,776
2.35%, 11/15/21 (a)	750,000	738,806
5.75%, 01/24/22	55,000	61,176
3.00%, 04/26/22 (a)	1,000,000	1,006,279
2.91%, 06/05/23 (a)	500,000	496,443
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	100,000	105,979
4.38%, 08/11/20	95,000	100,041
The Toronto-Dominion Bank
2.13%, 07/02/19	14,000	14,013
2.50%, 12/14/20	500,000	502,454
UBS AG
2.35%, 03/26/20	300,000	300,303
US Bancorp
4.13%, 05/24/21 (a)	100,000	105,857
US Bank NA
1.40%, 04/26/19 (a)	28,000	27,776
Wells Fargo & Co.
2.15%, 01/15/19	300,000	300,273
2.13%, 04/22/19	500,000	500,151
2.60%, 07/22/20	100,000	100,684
2.50%, 03/04/21	250,000	249,998
2.10%, 07/26/21	528,000	519,731
3.50%, 03/08/22	100,000	103,079
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Bank NA
2.15%, 12/06/19	1,000,000	999,476
Westpac Banking Corp.
2.25%, 01/17/19	222,000	222,643
2.30%, 05/26/20	150,000	150,084
2.60%, 11/23/20	250,000	251,612
		38,278,377
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
5.00%, 12/10/19	11,000	11,618
3.38%, 06/01/22	250,000	259,684
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	297,902
Nomura Holdings, Inc.
2.75%, 03/19/19	228,000	229,176
		798,380
Finance Companies 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	178,000	181,195
3.95%, 02/01/22 (a)	500,000	516,903
Air Lease Corp.
3.38%, 01/15/19 (a)	128,000	129,533
2.63%, 07/01/22 (a)	155,000	153,067
GATX Corp.
4.85%, 06/01/21	500,000	536,568
GE Capital International Funding
2.34%, 11/15/20	228,000	227,248
International Lease Finance Corp.
4.63%, 04/15/21	28,000	29,544
		1,774,058
Insurance 0.9%
Aetna, Inc.
2.20%, 03/15/19 (a)	100,000	99,918
Aflac, Inc.
2.40%, 03/16/20	200,000	200,501
American International Group, Inc.
2.30%, 07/16/19 (a)	400,000	400,322
Anthem, Inc.
3.70%, 08/15/21 (a)	200,000	206,740
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	750,000	748,205
3.00%, 05/15/22	500,000	512,629
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	311,000	311,361
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (a)	14,000	14,012
Prudential Financial, Inc.
5.38%, 06/21/20	380,000	408,738
The Chubb Corp.
3.61%, 04/15/37
(3 mo. USD-LIBOR + 2.25%) (a)(b)	11,000	10,931
UnitedHealth Group, Inc.
1.70%, 02/15/19	350,000	349,135
2.70%, 07/15/20	14,000	14,187
3.35%, 07/15/22	350,000	361,654
		3,638,333
REITs 0.5%
Boston Properties LP
5.88%, 10/15/19 (a)	500,000	529,264

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Realty LP
4.38%, 06/15/22 (a)	250,000	265,783
Government Properties Income Trust
4.00%, 07/15/22 (a)	175,000	176,410
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	250,000	250,053
Kimco Realty Corp.
6.88%, 10/01/19	500,000	540,136
Simon Property Group LP
2.50%, 09/01/20 (a)	28,000	28,176
Welltower, Inc.
4.13%, 04/01/19 (a)	250,000	255,239
5.25%, 01/15/22 (a)	150,000	163,355
		2,208,416
		46,697,564

Industrial 15.0%
Basic Industry 0.8%
Agrium, Inc.
6.75%, 01/15/19	14,000	14,663
3.15%, 10/01/22 (a)	200,000	203,004
Barrick Gold Corp.
3.85%, 04/01/22	100,000	105,172
Barrick North America Finance LLC
4.40%, 05/30/21	300,000	319,290
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	261,738
International Paper Co.
4.75%, 02/15/22 (a)	270,000	291,231
LyondellBasell Industries N.V.
5.00%, 04/15/19 (a)	33,000	33,971
The Dow Chemical Co.
8.55%, 05/15/19	350,000	381,149
4.25%, 11/15/20 (a)	14,000	14,673
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	248,825
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	350,000	348,231
Vale Overseas Ltd.
5.88%, 06/10/21	511,000	561,461
Westlake Chemical Corp.
4.63%, 02/15/21 (a)	500,000	517,500
		3,300,908
Capital Goods 1.5%
3M Co.
1.63%, 06/15/19	14,000	13,946
Boeing Capital Corp.
4.70%, 10/27/19	22,000	23,078
Caterpillar Financial Services Corp.
1.85%, 09/04/20	250,000	247,601
2.55%, 11/29/22	125,000	124,655
Caterpillar, Inc.
3.90%, 05/27/21	339,000	356,548
Deere & Co.
4.38%, 10/16/19	125,000	130,276
Fortive Corp.
2.35%, 06/15/21 (a)	500,000	496,081
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Electric Co.
5.50%, 01/08/20	528,000	563,009
5.55%, 05/04/20	178,000	191,175
4.38%, 09/16/20	200,000	210,178
Honeywell International, Inc.
1.40%, 10/30/19	250,000	247,634
John Deere Capital Corp.
1.95%, 12/13/18	100,000	100,157
1.25%, 10/09/19	100,000	98,436
1.95%, 06/22/20	250,000	248,374
2.55%, 01/08/21	150,000	151,159
2.80%, 03/04/21	100,000	101,456
Johnson Controls International plc
4.25%, 03/01/21	100,000	105,219
L3 Technologies, Inc.
5.20%, 10/15/19	500,000	526,354
4.75%, 07/15/20	14,000	14,778
Lockheed Martin Corp.
3.35%, 09/15/21	19,000	19,599
Northrop Grumman Corp.
2.08%, 10/15/20	250,000	248,047
Republic Services, Inc.
3.55%, 06/01/22 (a)	500,000	517,397
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	351,678
Roper Technologies, Inc.
3.00%, 12/15/20 (a)	450,000	457,249
2.80%, 12/15/21 (a)	200,000	200,370
United Technologies Corp.
1.50%, 11/01/19	100,000	98,894
1.95%, 11/01/21 (a)	200,000	195,678
Vulcan Materials Co.
7.50%, 06/15/21	150,000	174,184
		6,213,210
Communications 1.8%
21st Century Fox America, Inc.
6.90%, 03/01/19	200,000	211,299
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	650,000	644,926
America Movil, S.A.B. de CV
5.00%, 03/30/20	100,000	105,822
American Tower Corp.
3.40%, 02/15/19	169,000	171,021
3.30%, 02/15/21 (a)	500,000	510,215
3.45%, 09/15/21	560,000	573,614
AT&T, Inc.
5.80%, 02/15/19	500,000	520,575
5.20%, 03/15/20	14,000	14,838
2.45%, 06/23/20 (a)	17,000	16,972
4.60%, 02/15/21 (a)	17,000	17,932
3.88%, 08/15/21	89,000	92,545
2.85%, 02/14/23 (a)	1,000,000	992,282
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	300,000	305,055
Crown Castle International Corp.
4.88%, 04/15/22	14,000	15,071
Discovery Communications LLC
5.63%, 08/15/19	154,000	162,034
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	367,000	378,627
NBCUniversal Media LLC
4.38%, 04/01/21	10,000	10,653

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Walt Disney Co.
1.85%, 05/30/19	100,000	99,749
2.15%, 09/17/20	28,000	28,006
Time Warner Cable LLC
5.00%, 02/01/20	500,000	524,078
Time Warner, Inc.
2.10%, 06/01/19	111,000	110,814
4.00%, 01/15/22	200,000	208,696
Verizon Communications, Inc.
2.63%, 02/21/20	500,000	503,751
3.50%, 11/01/21	500,000	515,308
Viacom, Inc.
4.50%, 03/01/21	528,000	550,552
3.88%, 12/15/21	100,000	101,774
		7,386,209
Consumer Cyclical 2.2%
Amazon.com, Inc.
2.60%, 12/05/19 (a)	200,000	202,429
3.30%, 12/05/21 (a)	150,000	155,316
American Honda Finance Corp.
1.20%, 07/12/19	300,000	295,868
2.45%, 09/24/20	100,000	100,458
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	248,914
CVS Health Corp.
2.25%, 08/12/19 (a)	402,000	401,768
2.13%, 06/01/21 (a)	721,000	706,120
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	150,000	158,908
eBay, Inc.
2.15%, 06/05/20	400,000	397,647
Ford Motor Credit Co., LLC
2.38%, 03/12/19	250,000	250,200
3.20%, 01/15/21	250,000	254,084
5.75%, 02/01/21	321,000	349,626
3.34%, 03/18/21	500,000	509,775
4.25%, 09/20/22	200,000	209,989
General Motors Financial Co., Inc.
2.35%, 10/04/19	200,000	199,578
3.15%, 01/15/20 (a)	600,000	607,608
3.20%, 07/13/20 (a)	200,000	203,018
3.20%, 07/06/21 (a)	100,000	101,230
3.45%, 01/14/22 (a)	200,000	203,100
Kohl’s Corp.
4.00%, 11/01/21 (a)	550,000	566,259
Marriott International, Inc.
2.30%, 01/15/22 (a)	200,000	196,629
McDonald’s Corp.
2.75%, 12/09/20 (a)	300,000	303,789
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	154,829
Starbucks Corp.
2.00%, 12/05/18 (a)	8,000	8,015
2.10%, 02/04/21 (a)	106,000	105,431
Target Corp.
2.30%, 06/26/19	28,000	28,147
The Home Depot, Inc.
3.95%, 09/15/20 (a)	300,000	314,997
2.00%, 04/01/21 (a)	200,000	198,143
The Priceline Group, Inc.
2.75%, 03/15/23 (a)	250,000	247,450
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toyota Motor Credit Corp.
2.10%, 01/17/19	778,000	779,362
1.90%, 04/08/21	222,000	219,295
Visa, Inc.
2.20%, 12/14/20 (a)	250,000	250,009
Wal-Mart Stores, Inc.
3.25%, 10/25/20	11,000	11,355
4.25%, 04/15/21	200,000	213,041
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (a)	11,000	11,082
		9,163,469
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.80%, 09/15/20 (a)	200,000	201,760
2.90%, 11/30/21 (a)	550,000	553,842
AbbVie, Inc.
2.50%, 05/14/20 (a)	550,000	551,938
Allergan Funding SCS
3.00%, 03/12/20 (a)	500,000	504,808
Altria Group, Inc.
2.63%, 01/14/20 (a)	314,000	316,575
Amgen, Inc.
1.90%, 05/10/19	250,000	249,283
3.45%, 10/01/20	150,000	154,231
2.65%, 05/11/22 (a)	500,000	498,791
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	11,000	10,988
2.15%, 02/01/19	878,000	879,921
2.65%, 02/01/21 (a)	477,000	481,129
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	150,000	148,901
AstraZeneca PLC
2.38%, 11/16/20	350,000	349,842
BAT Capital Corp.
2.76%, 08/15/22 (a)(c)	150,000	148,912
Baxalta, Inc.
2.88%, 06/23/20 (a)	150,000	151,168
Becton Dickinson & Co.
2.40%, 06/05/20	250,000	248,681
3.25%, 11/12/20	100,000	101,623
3.13%, 11/08/21	250,000	251,960
2.89%, 06/06/22 (a)	250,000	248,276
Biogen, Inc.
2.90%, 09/15/20	375,000	380,524
Bristol-Myers Squibb Co.
1.60%, 02/27/19	750,000	747,179
Celgene Corp.
2.88%, 08/15/20	28,000	28,292
2.75%, 02/15/23 (a)	250,000	248,209
Constellation Brands, Inc.
6.00%, 05/01/22	175,000	197,295
Express Scripts Holding Co.
3.30%, 02/25/21 (a)	14,000	14,248
4.75%, 11/15/21	350,000	374,351
General Mills, Inc.
5.65%, 02/15/19	100,000	104,163
Gilead Sciences, Inc.
2.55%, 09/01/20	28,000	28,268
3.25%, 09/01/22 (a)	200,000	205,574
Johnson & Johnson
1.13%, 03/01/19	350,000	347,171

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimberly-Clark Corp.
1.90%, 05/22/19	17,000	16,983
Kraft Heinz Foods Co.
2.80%, 07/02/20 (a)	500,000	504,009
McKesson Corp.
2.28%, 03/15/19	500,000	500,717
Medtronic, Inc.
2.50%, 03/15/20	153,000	154,255
4.45%, 03/15/20	100,000	104,960
3.15%, 03/15/22	500,000	512,876
Merck & Co., Inc.
1.85%, 02/10/20	350,000	348,750
3.88%, 01/15/21 (a)	200,000	209,572
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	14,000	13,712
Mylan N.V.
3.75%, 12/15/20 (a)	14,000	14,363
Mylan, Inc.
2.55%, 03/28/19	14,000	14,031
Newell Brands, Inc.
2.60%, 03/29/19	288,000	289,166
3.15%, 04/01/21 (a)	550,000	557,071
Novartis Securities Investment Ltd.
5.13%, 02/10/19	17,000	17,615
PepsiCo, Inc.
4.50%, 01/15/20	11,000	11,555
1.85%, 04/30/20 (a)	514,000	511,137
3.13%, 11/01/20	200,000	205,256
1.70%, 10/06/21 (a)	11,000	10,763
Pfizer, Inc.
2.10%, 05/15/19	433,000	434,162
2.20%, 12/15/21	250,000	249,462
Philip Morris International, Inc.
4.50%, 03/26/20	300,000	314,828
Reynolds American, Inc.
3.25%, 06/12/20	550,000	560,263
Sysco Corp.
2.60%, 10/01/20 (a)	300,000	301,973
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	500,000	484,115
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	203,429
The Coca-Cola Co.
1.88%, 10/27/20	11,000	10,925
1.55%, 09/01/21	150,000	147,338
3.30%, 09/01/21	28,000	28,990
2.20%, 05/25/22	500,000	497,314
The JM Smucker Co.
3.00%, 03/15/22	650,000	656,811
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	249,948
The Procter & Gamble Co.
2.30%, 02/06/22	200,000	199,971
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	250,000	250,677
		17,314,900
Energy 2.0%
BP Capital Markets PLC
3.06%, 03/17/22	600,000	612,652
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	500,000	497,719
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	500,000	494,305
Chevron Corp.
2.19%, 11/15/19 (a)	28,000	28,112
2.42%, 11/17/20 (a)	250,000	251,558
2.50%, 03/03/22 (a)	500,000	501,891
ConocoPhillips Co.
2.88%, 11/15/21 (a)	250,000	252,906
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	150,000	156,566
Enbridge, Inc.
2.90%, 07/15/22 (a)	500,000	497,179
Encana Corp.
6.50%, 05/15/19	100,000	105,472
Energy Transfer LP
4.15%, 10/01/20 (a)	200,000	206,822
4.65%, 06/01/21 (a)	400,000	421,298
5.20%, 02/01/22 (a)	250,000	267,931
Energy Transfer LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (a)	100,000	107,104
EnLink Midstream Partners LP
2.70%, 04/01/19 (a)	250,000	249,701
Enterprise Products Operating LLC
5.20%, 09/01/20	200,000	214,325
EOG Resources, Inc.
5.63%, 06/01/19	100,000	105,021
2.45%, 04/01/20 (a)	264,000	264,347
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	500,000	500,425
Husky Energy, Inc.
7.25%, 12/15/19	100,000	109,228
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	167,000	167,203
3.50%, 03/01/21 (a)	200,000	203,724
Kinder Morgan, Inc.
6.50%, 09/15/20	100,000	109,800
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	222,000	232,878
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	400,000	420,849
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	350,000	391,404
Shell International Finance BV
4.30%, 09/22/19	200,000	207,832
2.13%, 05/11/20	400,000	399,804
1.75%, 09/12/21	200,000	195,662
Total Capital International S.A.
2.10%, 06/19/19	19,000	19,037
Total Capital S.A.
4.45%, 06/24/20	200,000	211,363
Valero Energy Corp.
9.38%, 03/15/19	150,000	163,425
		8,567,543
Technology 2.3%
Apple, Inc.
2.10%, 05/06/19	200,000	200,535
1.90%, 02/07/20	1,000,000	996,661
2.00%, 05/06/20	228,000	227,453
2.25%, 02/23/21 (a)	28,000	27,981
1.55%, 08/04/21 (a)	125,000	121,544

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20 (c)	200,000	198,244
2.20%, 01/15/21 (c)	100,000	97,498
3.00%, 01/15/22 (a)(c)	300,000	296,806
Cisco Systems, Inc.
4.45%, 01/15/20	200,000	209,679
2.45%, 06/15/20	250,000	252,108
2.20%, 02/28/21	125,000	124,734
1.85%, 09/20/21 (a)	11,000	10,812
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(c)	28,000	29,257
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	250,000	256,257
Intel Corp.
1.85%, 05/11/20	250,000	249,115
2.45%, 07/29/20	100,000	100,896
3.30%, 10/01/21	100,000	103,589
International Business Machines Corp.
1.80%, 05/17/19	250,000	249,459
1.63%, 05/15/20	350,000	345,785
Lam Research Corp.
2.75%, 03/15/20 (a)	500,000	504,452
Microsoft Corp.
1.10%, 08/08/19	150,000	148,080
1.85%, 02/12/20 (a)	65,000	64,761
2.00%, 11/03/20 (a)	400,000	398,997
1.55%, 08/08/21 (a)	500,000	487,577
NVIDIA Corp.
2.20%, 09/16/21 (a)	500,000	495,607
Oracle Corp.
2.25%, 10/08/19	500,000	502,664
1.90%, 09/15/21 (a)	433,000	426,733
QUALCOMM, Inc.
2.10%, 05/20/20	500,000	496,244
Seagate HDD Cayman
4.25%, 03/01/22 (a)(c)	100,000	100,193
Texas Instruments, Inc.
1.75%, 05/01/20 (a)	150,000	148,802
1.85%, 05/15/22 (a)	800,000	781,626
VMware, Inc.
2.30%, 08/21/20	500,000	497,951
2.95%, 08/21/22 (a)	350,000	347,304
		9,499,404
Transportation 0.3%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	409,783
Canadian National Railway Co.
5.55%, 03/01/19	165,000	171,911
FedEx Corp.
2.30%, 02/01/20	150,000	150,404
Ryder System, Inc.
2.55%, 06/01/19 (a)	17,000	17,079
2.88%, 09/01/20 (a)	100,000	100,883
Southwest Airlines Co.
2.75%, 11/06/19 (a)	11,000	11,113
Union Pacific Corp.
2.25%, 02/15/19	350,000	350,762
4.00%, 02/01/21 (a)	28,000	29,355
		1,241,290
		62,686,933

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility 1.2%
Electric 1.1%
Appalachian Power Co.
4.60%, 03/30/21 (a)	100,000	106,291
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	109,036
Commonwealth Edison Co.
2.15%, 01/15/19 (a)	28,000	28,009
Dominion Energy, Inc.
2.50%, 12/01/19 (a)	300,000	300,722
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	319,819
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	204,234
Edison International
2.13%, 04/15/20	217,000	216,210
Entergy Corp.
5.13%, 09/15/20 (a)	200,000	211,605
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	511,988
Exelon Generation Co., LLC
2.95%, 01/15/20 (a)	350,000	353,942
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	100,000	99,672
2.35%, 06/15/20 (a)	11,000	11,035
2.40%, 04/25/22 (a)	250,000	249,627
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	500,000	531,017
NV Energy, Inc.
6.25%, 11/15/20	500,000	552,053
Ohio Power Co.
5.38%, 10/01/21	150,000	165,981
Pacific Gas & Electric Co.
2.45%, 08/15/22 (a)	150,000	147,662
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	500,000	530,079
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	100,000	99,891
		4,748,873
Natural Gas 0.1%
Atmos Energy Corp.
8.50%, 03/15/19	88,000	94,957
ONE Gas, Inc.
2.07%, 02/01/19 (a)	100,000	99,888
Sempra Energy
1.63%, 10/07/19	11,000	10,872
		205,717
		4,954,590
Total Corporates
(Cost $114,893,578)		114,339,087

Treasuries 60.9% of net assets
Bonds
9.00%, 11/15/18	1,328,000	1,420,078
8.88%, 02/15/19	365,000	396,403
8.13%, 08/15/19	415,000	459,191
8.50%, 02/15/20	30,000	34,391
8.75%, 05/15/20	275,000	321,089
8.75%, 08/15/20	350,000	413,889

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.88%, 02/15/21	365,000	432,611
8.13%, 05/15/21	425,000	512,374
8.13%, 08/15/21	30,000	36,559
8.00%, 11/15/21	105,000	128,840
7.25%, 08/15/22	400,000	491,969
Notes
1.00%, 11/30/18	632,900	628,784
1.25%, 11/30/18	2,015,300	2,006,759
1.25%, 12/15/18	1,623,300	1,616,040
1.25%, 12/31/18	2,089,000	2,079,004
1.38%, 12/31/18	962,000	958,768
1.50%, 12/31/18	1,889,500	1,885,551
1.13%, 01/15/19	1,347,200	1,338,569
1.13%, 01/31/19	1,511,200	1,500,929
1.25%, 01/31/19	1,300,000	1,293,195
1.50%, 01/31/19	1,826,100	1,821,606
0.75%, 02/15/19	1,402,000	1,385,762
2.75%, 02/15/19	1,430,000	1,447,512
1.13%, 02/28/19	1,600,000	1,588,250
1.38%, 02/28/19	1,231,300	1,225,937
1.50%, 02/28/19	1,671,900	1,667,230
1.00%, 03/15/19	1,628,900	1,613,449
1.25%, 03/31/19	1,643,400	1,632,711
1.50%, 03/31/19	830,000	827,487
1.63%, 03/31/19	1,539,900	1,537,494
0.88%, 04/15/19	1,008,300	996,464
1.25%, 04/30/19	2,310,000	2,294,254
1.63%, 04/30/19	2,100,000	2,096,432
0.88%, 05/15/19	1,420,000	1,402,444
3.13%, 05/15/19	1,605,000	1,637,069
1.13%, 05/31/19	415,800	412,048
1.25%, 05/31/19	1,150,000	1,141,645
1.50%, 05/31/19	1,695,000	1,688,511
0.88%, 06/15/19	1,035,500	1,021,788
1.00%, 06/30/19	525,000	518,919
1.25%, 06/30/19	1,300,000	1,289,641
1.63%, 06/30/19	2,069,100	2,064,614
0.75%, 07/15/19	1,420,000	1,397,064
0.88%, 07/31/19	675,300	665,632
1.38%, 07/31/19	1,517,000	1,507,519
1.63%, 07/31/19	1,940,000	1,935,339
0.75%, 08/15/19	1,290,000	1,268,004
3.63%, 08/15/19	1,715,000	1,768,527
1.00%, 08/31/19	470,000	463,795
1.25%, 08/31/19	1,400,000	1,387,477
1.63%, 08/31/19	1,810,500	1,805,620
0.88%, 09/15/19	1,138,500	1,120,222
1.00%, 09/30/19	685,500	675,887
1.38%, 09/30/19	1,650,000	1,638,044
1.75%, 09/30/19	1,560,500	1,559,525
1.00%, 10/15/19	970,000	955,924
1.25%, 10/31/19	420,200	416,006
1.50%, 10/31/19	2,983,700	2,967,441
1.00%, 11/15/19	1,270,000	1,250,975
3.38%, 11/15/19	1,766,000	1,820,015
1.00%, 11/30/19	550,000	541,557
1.50%, 11/30/19	1,774,300	1,764,077
1.38%, 12/15/19	1,370,000	1,358,467
1.13%, 12/31/19	1,150,000	1,134,255
1.63%, 12/31/19	1,555,300	1,549,407
1.38%, 01/15/20	1,720,000	1,704,547
1.25%, 01/31/20	2,280,000	2,252,747
1.38%, 01/31/20	1,737,900	1,722,116
1.38%, 02/15/20	1,605,000	1,589,295
3.63%, 02/15/20	2,478,500	2,575,558
1.25%, 02/29/20	1,390,000	1,372,408
1.38%, 02/29/20	2,068,600	2,047,914
1.63%, 03/15/20	1,900,000	1,890,834
1.13%, 03/31/20	1,250,000	1,229,907
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 03/31/20	2,370,000	2,344,819
1.50%, 04/15/20	2,250,000	2,231,894
1.13%, 04/30/20	1,420,000	1,395,843
1.38%, 04/30/20	2,535,500	2,506,877
1.50%, 05/15/20	1,500,000	1,487,256
3.50%, 05/15/20	2,139,300	2,223,702
1.38%, 05/31/20	1,700,000	1,680,178
1.50%, 05/31/20	2,188,100	2,168,954
1.50%, 06/15/20	1,500,000	1,486,582
1.63%, 06/30/20	2,682,900	2,666,603
1.88%, 06/30/20	935,000	935,310
1.50%, 07/15/20	2,000,000	1,981,016
1.63%, 07/31/20	3,245,000	3,224,022
2.00%, 07/31/20	1,860,000	1,866,139
1.50%, 08/15/20	2,046,000	2,025,980
2.63%, 08/15/20	2,490,000	2,538,827
1.38%, 08/31/20	2,095,000	2,066,807
2.13%, 08/31/20	1,757,400	1,768,830
1.38%, 09/15/20	2,087,000	2,058,874
1.38%, 09/30/20	2,241,900	2,209,979
2.00%, 09/30/20	1,979,000	1,985,068
1.63%, 10/15/20	1,770,000	1,756,518
1.38%, 10/31/20	2,614,500	2,575,180
1.75%, 10/31/20	2,074,000	2,065,129
1.75%, 11/15/20	2,000,000	1,991,367
2.63%, 11/15/20	3,830,300	3,908,926
1.63%, 11/30/20	2,244,000	2,224,759
2.00%, 11/30/20	1,680,500	1,684,603
1.75%, 12/31/20	2,460,500	2,446,660
2.38%, 12/31/20	1,448,100	1,467,474
1.38%, 01/31/21	2,745,000	2,696,373
2.13%, 01/31/21	1,485,000	1,493,092
3.63%, 02/15/21	2,795,000	2,940,864
1.13%, 02/28/21	2,804,300	2,730,578
2.00%, 02/28/21	983,800	985,107
1.25%, 03/31/21	1,435,300	1,401,688
2.25%, 03/31/21	1,137,100	1,147,072
1.38%, 04/30/21	1,150,500	1,127,243
2.25%, 04/30/21	800,000	806,922
3.13%, 05/15/21	1,305,000	1,354,932
1.38%, 05/31/21	1,272,900	1,246,124
2.00%, 05/31/21	710,000	710,097
1.13%, 06/30/21	1,222,900	1,185,711
2.13%, 06/30/21	605,000	607,552
1.13%, 07/31/21	1,748,400	1,693,455
2.25%, 07/31/21	937,600	945,126
2.13%, 08/15/21	1,396,800	1,401,956
1.13%, 08/31/21	1,789,500	1,730,957
2.00%, 08/31/21	930,000	929,201
1.13%, 09/30/21	2,153,400	2,080,555
2.13%, 09/30/21	1,530,000	1,535,110
1.25%, 10/31/21	1,596,400	1,548,633
2.00%, 10/31/21	1,165,500	1,163,451
2.00%, 11/15/21	2,625,200	2,622,072
1.75%, 11/30/21	1,810,900	1,789,502
1.88%, 11/30/21	1,829,300	1,818,046
2.00%, 12/31/21	2,274,600	2,268,114
2.13%, 12/31/21	1,530,300	1,534,544
1.50%, 01/31/22	1,525,300	1,490,385
1.88%, 01/31/22	1,844,300	1,828,811
2.00%, 02/15/22	1,715,300	1,711,380
1.75%, 02/28/22	1,943,800	1,918,667
1.88%, 02/28/22	2,019,800	2,001,929
1.75%, 03/31/22	1,910,000	1,883,551
1.88%, 03/31/22	1,905,000	1,887,029
1.75%, 04/30/22	1,850,000	1,822,684
1.88%, 04/30/22	2,070,000	2,049,340
1.75%, 05/15/22	1,750,000	1,725,015
1.75%, 05/31/22	2,350,000	2,313,511

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 05/31/22	1,800,000	1,782,984
1.75%, 06/30/22	2,000,000	1,967,461
2.13%, 06/30/22	1,700,000	1,700,730
1.88%, 07/31/22	2,400,000	2,372,766
2.00%, 07/31/22	1,700,000	1,690,936
1.63%, 08/15/22	2,000,000	1,957,305
1.63%, 08/31/22	2,250,000	2,198,804
1.88%, 08/31/22	2,000,000	1,976,836
1.75%, 09/30/22	1,750,000	1,718,623
1.88%, 09/30/22	2,450,000	2,420,476
1.88%, 10/31/22	2,000,000	1,975,273
2.00%, 10/31/22	2,000,000	1,987,422
1.63%, 11/15/22	7,900,000	7,711,912
Total Treasuries
(Cost $257,223,072)		255,164,448

Government Related 11.5% of net assets

Agency 6.6%
Foreign 2.8%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	250,000	245,839
1.88%, 01/20/21	300,000	297,309
		543,148
Canada 0.2%
Export Development Canada
1.63%, 12/03/19	250,000	248,458
1.63%, 01/17/20	400,000	397,256
		645,714
China 0.1%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	245,953
Colombia 0.0%
Ecopetrol S.A.
7.63%, 07/23/19	100,000	108,000
Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (d)	750,000	747,143
1.88%, 04/01/19 (d)	1,100,000	1,100,169
1.50%, 04/20/20 (d)	575,000	568,349
1.88%, 06/30/20 (d)	700,000	697,601
1.88%, 11/30/20 (d)	572,000	568,740
2.38%, 08/25/21 (d)	39,000	39,274
2.63%, 01/25/22 (d)	555,000	563,706
2.13%, 03/07/22 (d)	300,000	298,520
2.13%, 06/15/22 (d)	1,000,000	994,259
Landwirtschaftliche Rentenbank
1.38%, 10/23/19 (d)	200,000	198,018
		5,775,779
Japan 0.3%
Japan Bank for International Corp.
2.25%, 02/24/20	200,000	199,883
1.75%, 05/28/20	14,000	13,815
2.13%, 07/21/20	250,000	248,999
1.88%, 04/20/21	200,000	196,179
2.38%, 11/16/22	500,000	495,914
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Japan Finance Corp.
2.13%, 02/07/19	325,000	324,905
		1,479,695
Mexico 0.2%
Petroleos Mexicanos
5.50%, 02/04/19	100,000	103,580
8.00%, 05/03/19	600,000	647,700
5.50%, 01/21/21	150,000	160,312
		911,592
Norway 0.1%
Statoil ASA
5.25%, 04/15/19	100,000	104,223
2.25%, 11/08/19	250,000	251,043
2.90%, 11/08/20	100,000	101,763
		457,029
Republic of Korea 0.3%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	16,796
4.38%, 09/15/21	500,000	526,471
2.75%, 01/25/22	500,000	496,415
The Korea Development Bank
3.00%, 09/14/22	200,000	200,297
		1,239,979
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 08/28/19	250,000	246,307
2.38%, 03/09/22	300,000	300,604
		546,911
		11,953,800
U.S. 3.8%
Fannie Mae
1.63%, 11/27/18	500,000	499,862
1.88%, 02/19/19	500,000	500,776
1.00%, 02/26/19	300,000	297,274
1.75%, 06/20/19	55,000	54,947
1.25%, 07/26/19 (a)	28,000	27,674
1.25%, 08/23/19 (a)	500,000	494,857
1.75%, 09/12/19	69,000	68,898
1.00%, 10/24/19	800,000	787,436
1.75%, 11/26/19	822,000	820,896
1.65%, 01/27/20 (a)	83,000	82,522
1.50%, 02/28/20	500,000	495,746
1.50%, 07/30/20	500,000	494,351
1.38%, 02/26/21	500,000	490,842
1.25%, 08/17/21	28,000	27,190
1.88%, 04/05/22	500,000	494,305
Federal Farm Credit Bank
1.40%, 04/13/20 (a)	200,000	196,994
1.95%, 11/02/21	500,000	497,490
Federal Home Loan Bank
1.25%, 01/16/19	300,000	298,365
1.38%, 03/18/19	250,000	248,750
1.63%, 06/14/19	250,000	249,387
1.13%, 06/21/19	750,000	742,622
0.88%, 08/05/19	250,000	246,138
1.38%, 11/15/19	1,200,000	1,186,956
1.88%, 03/13/20	300,000	299,943
1.75%, 07/13/20 (a)	400,000	396,731
1.38%, 02/18/21	500,000	490,437

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 03/12/21	110,000	109,072
1.13%, 07/14/21	550,000	532,801
2.38%, 09/10/21	250,000	252,833
1.88%, 11/29/21	250,000	248,030
Freddie Mac
1.38%, 02/28/19 (a)	600,000	596,489
1.75%, 05/30/19	483,000	482,872
0.88%, 07/19/19	250,000	246,254
1.60%, 07/26/19 (a)	250,000	249,025
1.25%, 08/01/19	250,000	247,642
1.38%, 08/15/19	250,000	248,102
1.25%, 10/02/19	1,000,000	989,517
1.50%, 01/17/20	250,000	247,975
1.38%, 04/20/20	600,000	593,056
2.38%, 01/13/22	28,000	28,294
Tennessee Valley Authority
3.88%, 02/15/21	250,000	264,185
		15,827,536
		27,781,336

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Province of Alberta
1.90%, 12/06/19	450,000	447,731
Province of Manitoba
2.13%, 05/04/22	100,000	98,642
Province of Ontario
1.63%, 01/18/19	500,000	498,431
2.00%, 01/30/19	14,000	14,010
4.40%, 04/14/20	506,000	531,806
2.40%, 02/08/22	350,000	349,716
Province of Quebec
2.75%, 08/25/21	300,000	304,122
2.38%, 01/31/22	100,000	99,917
		2,344,375
		2,344,375
U.S. 0.1%
California
GO Bonds Series 2009
6.20%, 10/01/19	250,000	269,170
		2,613,545

Sovereign 0.6%
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	211,400
Republic of Colombia
7.38%, 03/18/19	100,000	106,370
11.75%, 02/25/20	100,000	121,125
		438,895
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	14,000	15,141
6.38%, 03/29/21	158,000	176,609
5.75%, 11/22/23	210,000	241,308
		433,058
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.0%
Republic of Panama
5.20%, 01/30/20	11,000	11,729
Philippines 0.2%
Republic of the Philippines
4.00%, 01/15/21	750,000	790,138
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	750,000	802,884
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	159,883
		2,636,587

Supranational* 3.7%
African Development Bank
1.13%, 09/20/19	750,000	739,405
1.25%, 07/26/21	14,000	13,548
Asian Development Bank
1.38%, 01/15/19	300,000	298,522
1.88%, 04/12/19	14,000	14,007
1.75%, 01/10/20	950,000	946,637
1.50%, 01/22/20	30,000	29,711
1.63%, 03/16/21	17,000	16,731
2.00%, 02/16/22	750,000	744,023
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	245,468
Council Of Europe Development Bank
1.50%, 05/17/19	150,000	149,187
European Bank for Reconstruction & Development
1.75%, 11/26/19	761,000	757,596
1.50%, 03/16/20	14,000	13,856
1.63%, 05/05/20	600,000	594,621
European Investment Bank
1.88%, 03/15/19	55,000	55,022
1.63%, 03/16/20	200,000	198,388
1.38%, 06/15/20	1,303,000	1,282,189
2.00%, 03/15/21	800,000	796,521
2.50%, 04/15/21	325,000	328,710
2.13%, 10/15/21	55,000	54,831
2.25%, 03/15/22	400,000	399,565
2.38%, 06/15/22	1,000,000	1,003,617
Inter-American Development Bank
1.00%, 05/13/19	178,000	175,868
1.13%, 09/12/19	150,000	147,997
1.75%, 10/15/19	28,000	27,918
3.88%, 02/14/20	200,000	208,045
1.63%, 05/12/20	750,000	744,022
1.38%, 07/15/20	14,000	13,782
1.88%, 03/15/21	350,000	347,371
1.75%, 04/14/22	300,000	294,370
International Bank for Reconstruction & Development
1.88%, 03/15/19	852,000	852,728
1.38%, 03/30/20	800,000	788,180
2.13%, 11/01/20	500,000	501,187
1.63%, 03/09/21	14,000	13,789
1.38%, 05/24/21	950,000	925,910
2.00%, 01/26/22	300,000	297,756

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
1.75%, 09/16/19	1,014,000	1,011,662
1.75%, 03/30/20	250,000	248,816
1.13%, 07/20/21	25,000	24,107
Nordic Investment Bank
1.13%, 02/25/19	14,000	13,888
		15,319,551
Total Government Related
(Cost $48,697,279)		48,351,019
Security	Number of Shares	Value ($)
Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (e)	2,297,206	2,297,206
Total Other Investment Company
(Cost $2,297,206)		2,297,206

Short-Term Investment 0.2% of net assets

Government Related 0.2%
Federal Home Loan Bank
1.04%, 12/21/17 (f)	1,000,000	999,361
Total Short-Term Investment
(Cost $999,422)		999,361
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Variable-rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $870,910 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.

GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$114,339,087	$—	$114,339,087
Treasuries	—	255,164,448	—	255,164,448
Government Related[1]	—	48,351,019	—	48,351,019
Other Investment Company[1]	2,297,206	—	—	2,297,206
Short-Term Investment[1]	—	999,361	—	999,361
Total	$2,297,206	$418,853,915	$—	$421,151,121
[1]	As categorized in Portfolio Holdings.

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.6% of net assets

Financial Institutions 8.2%
Banking 6.0%
American Express Credit Corp.
2.25%, 08/15/19	491,000	491,706
2.20%, 03/03/20 (a)(b)	500,000	499,361
2.25%, 05/05/21 (a)	195,000	193,723
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	1,000,000	999,780
Banco Santander S.A.
3.50%, 04/11/22	400,000	407,953
Bank of America Corp.
2.65%, 04/01/19	1,250,000	1,258,661
5.88%, 01/05/21	330,000	362,998
2.63%, 04/19/21 (b)	1,794,000	1,800,016
5.00%, 05/13/21	260,000	281,063
5.70%, 01/24/22	724,000	808,513
2.50%, 10/21/22 (a)	1,000,000	987,454
3.95%, 04/21/25	500,000	514,824
4.45%, 03/03/26	724,000	769,950
3.50%, 04/19/26 (b)	500,000	509,082
Bank of America NA
6.00%, 10/15/36	818,000	1,062,069
Bank of Montreal
1.90%, 08/27/21	550,000	539,746
Barclays PLC
2.75%, 11/08/19	724,000	728,098
3.65%, 03/16/25	1,000,000	1,000,100
4.84%, 05/09/28 (a)	1,000,000	1,040,207
BB&T Corp.
3.95%, 03/22/22 (a)	524,000	549,871
BNP Paribas
3.25%, 03/03/23	195,000	199,254
BNP Paribas S.A.
5.00%, 01/15/21	541,000	582,344
BPCE S.A.
2.50%, 07/15/19	655,000	659,144
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	491,000	506,750
Capital One Financial Corp.
3.75%, 04/24/24 (a)	400,000	411,955
3.75%, 03/09/27 (a)	500,000	505,273
Capital One NA
2.40%, 09/05/19 (a)	524,000	524,320
1.85%, 09/13/19 (a)	500,000	495,688
2.95%, 07/23/21 (a)	1,000,000	1,007,377
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citibank NA
2.00%, 03/20/19 (a)	1,000,000	999,281
Citigroup, Inc.
2.40%, 02/18/20	919,000	918,861
5.38%, 08/09/20	1,000,000	1,075,695
2.65%, 10/26/20	1,047,000	1,051,433
5.50%, 09/13/25	724,000	815,957
3.70%, 01/12/26	500,000	513,405
4.60%, 03/09/26	195,000	207,378
3.20%, 10/21/26 (a)	1,550,000	1,528,777
4.45%, 09/29/27	580,000	610,291
3.89%, 01/10/28 (a)	300,000	308,563
8.13%, 07/15/39	70,000	109,583
5.88%, 01/30/42	330,000	424,304
4.65%, 07/30/45	380,000	425,649
4.75%, 08/15/46	330,000	356,794
Commonwealth Bank of Australia
2.25%, 03/13/19	655,000	656,597
Cooperatieve Rabobank UA
2.50%, 01/19/21	491,000	493,909
4.63%, 12/01/23	491,000	528,866
4.38%, 08/04/25	491,000	519,083
Credit Suisse AG
5.40%, 01/14/20	330,000	349,114
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250,000	251,448
3.13%, 12/10/20	655,000	664,098
3.45%, 04/16/21	655,000	669,904
Deutsche Bank AG
2.50%, 02/13/19	1,000,000	1,001,616
3.13%, 01/13/21	593,000	597,227
Discover Bank
7.00%, 04/15/20	1,000,000	1,095,878
Fifth Third Bancorp
2.88%, 07/27/20 (a)	375,000	379,632
HSBC Bank USA NA
5.88%, 11/01/34	818,000	1,039,747
HSBC Holdings PLC
3.40%, 03/08/21	1,200,000	1,229,311
4.00%, 03/30/22	330,000	346,453
4.38%, 11/23/26	459,000	479,105
6.50%, 09/15/37	1,155,000	1,513,317
JPMorgan Chase & Co.
6.30%, 04/23/19	1,000,000	1,056,255
2.25%, 01/23/20 (a)(b)	1,195,000	1,194,386
4.25%, 10/15/20	724,000	761,012
2.55%, 10/29/20 (a)	330,000	331,582
2.40%, 06/07/21 (a)	1,309,000	1,304,168
4.35%, 08/15/21	900,000	956,385
3.25%, 09/23/22	1,130,000	1,156,132

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 01/25/23	496,000	505,146
3.13%, 01/23/25 (a)	195,000	195,604
3.30%, 04/01/26 (a)	1,985,000	1,991,828
6.40%, 05/15/38	200,000	270,460
5.50%, 10/15/40	330,000	408,473
5.60%, 07/15/41	100,000	124,824
4.26%, 02/22/48 (a)	750,000	794,145
KeyCorp
2.90%, 09/15/20	500,000	506,349
Lloyds Bank PLC
6.38%, 01/21/21	505,000	562,056
Lloyds Banking Group PLC
4.65%, 03/24/26	724,000	764,693
3.57%, 11/07/28 (a)(c)	500,000	497,606
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	1,000,000	983,927
2.67%, 07/25/22	1,000,000	992,384
3.29%, 07/25/27	250,000	247,521
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	200,611
2.60%, 09/11/22	250,000	246,574
3.66%, 02/28/27	200,000	204,495
3.17%, 09/11/27	500,000	491,122
Morgan Stanley
7.30%, 05/13/19	800,000	856,409
5.63%, 09/23/19	724,000	765,642
2.65%, 01/27/20	500,000	503,378
2.63%, 11/17/21	500,000	499,168
2.75%, 05/19/22	1,000,000	999,013
4.88%, 11/01/22	500,000	538,947
4.00%, 07/23/25	724,000	757,905
5.00%, 11/24/25	724,000	792,453
6.25%, 08/09/26	662,000	791,070
3.95%, 04/23/27	1,750,000	1,775,723
7.25%, 04/01/32	330,000	455,198
4.30%, 01/27/45	405,000	427,564
National Australia Bank Ltd.
2.50%, 05/22/22	350,000	347,359
National City Corp.
6.88%, 05/15/19	385,000	410,273
PNC Bank NA
2.55%, 12/09/21 (a)	655,000	656,547
Regions Financial Corp.
3.20%, 02/08/21 (a)	500,000	509,564
2.75%, 08/14/22 (a)	1,000,000	996,036
Royal Bank of Canada
2.15%, 03/15/19	589,000	589,504
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	844,652
Santander UK PLC
2.35%, 09/10/19	230,000	230,406
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	491,000	490,556
2.45%, 01/16/20	491,000	492,195
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/26	500,000	517,413
2.63%, 07/14/26	100,000	94,711
Svenska Handelsbanken AB
2.40%, 10/01/20	491,000	492,747
Synchrony Financial
2.70%, 02/03/20 (a)	200,000	200,416
4.50%, 07/23/25 (a)	1,183,000	1,232,482
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	249,057
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (a)	330,000	331,778
4.15%, 02/01/21	500,000	526,716
The Bank of Nova Scotia
4.38%, 01/13/21	330,000	348,620
The Goldman Sachs Group, Inc.
7.50%, 02/15/19	724,000	768,670
2.75%, 09/15/20 (a)	1,047,000	1,053,200
5.25%, 07/27/21 (b)	400,000	435,384
5.75%, 01/24/22	562,000	625,103
3.63%, 01/22/23	500,000	515,151
3.85%, 07/08/24 (a)	724,000	751,656
3.50%, 11/16/26 (a)	1,000,000	1,000,028
5.95%, 01/15/27	157,000	182,951
6.75%, 10/01/37	195,000	257,675
6.25%, 02/01/41	150,000	199,816
5.15%, 05/22/45	1,330,000	1,511,772
4.75%, 10/21/45 (a)	500,000	561,938
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	330,000	349,730
The Toronto-Dominion Bank
2.13%, 07/02/19	330,000	330,297
2.50%, 12/14/20	900,000	904,418
3.63%, 09/15/31 (a)	300,000	297,945
UBS AG
2.35%, 03/26/20	491,000	491,495
4.88%, 08/04/20	491,000	523,021
US Bank NA
2.13%, 10/28/19 (a)	655,000	655,252
Wachovia Corp.
5.50%, 08/01/35	330,000	388,703
Wells Fargo & Co.
2.13%, 04/22/19 (b)	2,000,000	2,000,604
2.10%, 07/26/21	724,000	712,661
3.45%, 02/13/23	593,000	605,212
3.30%, 09/09/24	1,224,000	1,242,222
4.30%, 07/22/27	380,000	400,738
5.38%, 02/07/35	650,000	780,061
4.65%, 11/04/44	800,000	860,650
3.90%, 05/01/45	330,000	334,588
Wells Fargo Bank NA
1.75%, 05/24/19	888,000	884,007
Westpac Banking Corp.
4.88%, 11/19/19	330,000	346,651
2.60%, 11/23/20	724,000	728,668
		97,030,063
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	100,000	106,130
BlackRock, Inc.
5.00%, 12/10/19	195,000	205,960
3.50%, 03/18/24	724,000	754,514
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	250,000	253,371
Invesco Finance PLC
3.75%, 01/15/26	230,000	238,766
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	1,100,000	1,158,552
Nasdaq, Inc.
5.55%, 01/15/20	250,000	266,147
Nomura Holdings, Inc.
6.70%, 03/04/20	250,000	272,358
		3,255,798

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	300,000	315,716
5.00%, 10/01/21	250,000	267,576
3.65%, 07/21/27 (a)	250,000	246,778
Air Lease Corp.
3.38%, 01/15/19 (a)	330,000	333,954
3.63%, 04/01/27 (a)	250,000	248,981
GATX Corp.
2.60%, 03/30/20 (a)	50,000	50,140
3.25%, 09/15/26 (a)	500,000	485,335
GE Capital International Funding
2.34%, 11/15/20	750,000	747,526
4.42%, 11/15/35	1,655,000	1,768,623
International Lease Finance Corp.
4.63%, 04/15/21	330,000	348,194
		4,812,823
Insurance 1.1%
Aflac, Inc.
3.63%, 06/15/23	200,000	208,392
3.63%, 11/15/24	100,000	104,595
American International Group, Inc.
3.88%, 01/15/35 (a)	263,000	258,145
6.25%, 05/01/36	330,000	418,569
4.50%, 07/16/44 (a)	395,000	414,951
Anthem, Inc.
2.25%, 08/15/19	195,000	194,647
3.30%, 01/15/23	330,000	334,920
3.50%, 08/15/24 (a)	195,000	198,129
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	750,000	822,249
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	630,000	634,507
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (a)	300,000	300,348
2.70%, 03/13/23	300,000	299,070
Cigna Corp.
4.00%, 02/15/22 (a)	195,000	204,020
Humana, Inc.
3.85%, 10/01/24 (a)	1,306,000	1,353,231
3.95%, 03/15/27 (a)	650,000	668,553
4.80%, 03/15/47 (a)	491,000	540,071
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	516,638
MetLife, Inc.
3.60%, 11/13/25 (a)	800,000	830,505
6.40%, 12/15/36 (a)	330,000	378,635
Principal Financial Group, Inc.
4.30%, 11/15/46 (a)	362,000	379,705
Prudential Financial, Inc.
5.38%, 06/21/20	400,000	430,250
4.50%, 11/16/21	528,000	563,566
6.63%, 12/01/37	500,000	695,297
5.63%, 06/15/43 (a)	330,000	358,050
4.60%, 05/15/44 (b)	450,000	502,309
The Allstate Corp.
3.15%, 06/15/23	100,000	101,687
5.75%, 08/15/53 (a)	340,000	371,450
The Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,500,000	1,643,833
6.10%, 10/01/41	330,000	426,025
4.30%, 04/15/43	330,000	344,204
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Travelers Cos., Inc.
5.90%, 06/02/19	195,000	205,607
4.00%, 05/30/47 (a)	500,000	522,294
UnitedHealth Group, Inc.
3.35%, 07/15/22	650,000	671,644
2.75%, 02/15/23 (a)	195,000	195,501
3.75%, 07/15/25	530,000	556,555
5.80%, 03/15/36	393,000	503,594
Voya Financial, Inc.
5.70%, 07/15/43	350,000	416,613
XLIT Ltd.
6.25%, 05/15/27	250,000	295,999
5.25%, 12/15/43	330,000	369,910
		18,234,268
REITs 0.6%
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	257,126
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	523,153
3.80%, 02/01/24 (a)	195,000	202,521
Digital Realty Trust LP
5.88%, 02/01/20 (a)	230,000	245,050
Duke Realty LP
4.38%, 06/15/22 (a)	263,000	279,604
3.25%, 06/30/26 (a)	230,000	227,411
ERP Operating LP
4.63%, 12/15/21 (a)	195,000	209,799
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	333,088
Government Properties Income Trust
4.00%, 07/15/22 (a)	150,000	151,208
HCP, Inc.
4.25%, 11/15/23 (a)	500,000	525,588
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	500,000	500,106
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	330,000	337,504
Kilroy Realty LP
4.25%, 08/15/29 (a)	195,000	201,027
Kimco Realty Corp.
3.40%, 11/01/22 (a)	695,000	710,037
3.30%, 02/01/25 (a)	250,000	247,676
4.25%, 04/01/45 (a)	1,000,000	968,491
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	518,676
ProLogis LP
4.25%, 08/15/23 (a)(b)	1,409,000	1,515,820
Realty Income Corp.
3.00%, 01/15/27 (a)	330,000	314,001
Simon Property Group LP
4.38%, 03/01/21 (a)	330,000	349,509
2.35%, 01/30/22 (a)	1,000,000	991,830
Vornado Realty LP
2.50%, 06/30/19 (a)	75,000	75,116
Welltower, Inc.
4.25%, 04/01/26 (a)	750,000	786,976
		10,471,317
		133,804,269

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 15.6%
Basic Industry 0.8%
Agrium, Inc.
3.15%, 10/01/22 (a)	195,000	197,929
3.38%, 03/15/25 (a)	330,000	331,692
6.13%, 01/15/41 (a)	195,000	247,306
5.25%, 01/15/45 (a)	150,000	172,711
Airgas, Inc.
3.05%, 08/01/20 (a)	158,000	161,586
3.65%, 07/15/24 (a)	195,000	202,146
Albemarle Corp.
5.45%, 12/01/44 (a)	550,000	635,408
Barrick Gold Corp.
5.25%, 04/01/42	350,000	402,840
Barrick North America Finance LLC
4.40%, 05/30/21	300,000	319,290
5.70%, 05/30/41	100,000	120,123
5.75%, 05/01/43	655,000	809,412
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	195,000	204,641
5.00%, 09/30/43	300,000	356,793
Domtar Corp.
4.40%, 04/01/22 (a)	300,000	314,086
Eastman Chemical Co.
2.70%, 01/15/20 (a)	193,000	194,682
Ecolab, Inc.
4.35%, 12/08/21	150,000	160,049
EI du Pont de Nemours & Co.
4.63%, 01/15/20	500,000	525,423
2.80%, 02/15/23	330,000	331,378
Goldcorp, Inc.
3.70%, 03/15/23 (a)	100,000	103,025
International Paper Co.
4.40%, 08/15/47 (a)	500,000	513,558
LYB International Finance BV
5.25%, 07/15/43	330,000	376,690
Monsanto Co.
4.40%, 07/15/44 (a)	350,000	365,713
Newmont Mining Corp.
4.88%, 03/15/42 (a)	330,000	358,687
Nucor Corp.
5.20%, 08/01/43 (a)	200,000	237,341
Packaging Corp. of America
4.50%, 11/01/23 (a)	943,000	1,018,913
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (a)	100,000	102,387
Praxair, Inc.
3.00%, 09/01/21	195,000	199,082
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	350,000	418,592
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	330,000	376,105
The Dow Chemical Co.
7.38%, 11/01/29	524,000	693,613
The Mosaic Co.
4.05%, 11/15/27 (a)	250,000	248,531
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	750,000	746,209
3.45%, 06/01/27 (a)	500,000	505,884
4.50%, 06/01/47 (a)	250,000	264,403
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vale Overseas Ltd.
4.63%, 09/15/20	300,000	318,399
4.38%, 01/11/22	245,000	255,033
6.88%, 11/10/39	100,000	122,720
		12,912,380
Capital Goods 1.2%
3M Co.
2.00%, 06/26/22	263,000	258,993
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	498,920
Bemis Co., Inc.
3.10%, 09/15/26 (a)	320,000	309,805
Caterpillar Financial Services Corp.
7.15%, 02/15/19	330,000	349,897
1.85%, 09/04/20	350,000	346,641
1.70%, 08/09/21	330,000	323,001
2.40%, 08/09/26	362,000	346,849
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	140,446
Deere & Co.
5.38%, 10/16/29	362,000	438,646
Eaton Corp.
2.75%, 11/02/22	230,000	230,765
4.00%, 11/02/32	296,000	307,510
Fortive Corp.
2.35%, 06/15/21 (a)	195,000	193,472
3.15%, 06/15/26 (a)	150,000	149,011
4.30%, 06/15/46 (a)	330,000	345,603
General Electric Co.
5.55%, 05/04/20	393,000	422,089
3.15%, 09/07/22 (b)	750,000	765,769
2.70%, 10/09/22	330,000	330,577
3.38%, 03/11/24	195,000	200,828
3.45%, 05/15/24 (a)	724,000	749,824
5.88%, 01/14/38	70,000	88,619
4.13%, 10/09/42	580,000	593,281
4.50%, 03/11/44	491,000	533,176
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	323,448
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	330,000	321,885
3.90%, 09/01/42 (a)	300,000	314,146
John Deere Capital Corp.
2.80%, 03/04/21	250,000	253,640
2.15%, 09/08/22	500,000	490,884
2.65%, 06/10/26	200,000	194,945
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	202,523
4.63%, 07/02/44 (a)	195,000	210,469
5.13%, 09/14/45 (a)(b)	200,000	229,926
L3 Technologies, Inc.
4.95%, 02/15/21 (a)	273,000	290,664
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	1,100,000	1,106,794
4.09%, 09/15/52 (a)	638,000	657,055
Masco Corp.
4.50%, 05/15/47 (a)	500,000	505,842
Northrop Grumman Corp.
3.25%, 08/01/23	350,000	358,019
4.75%, 06/01/43	250,000	284,162
Owens Corning
4.20%, 12/15/22 (a)	330,000	346,649

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Raytheon Co.
3.15%, 12/15/24 (a)	250,000	255,205
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	800,000	803,836
3.20%, 03/15/24 (a)	655,000	661,706
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	296,000	304,861
The Boeing Co.
4.88%, 02/15/20	430,000	455,626
2.80%, 03/01/27 (a)	400,000	395,426
United Technologies Corp.
1.50%, 11/01/19	330,000	326,351
1.95%, 11/01/21 (a)	195,000	190,786
4.50%, 06/01/42	100,000	109,464
Vulcan Materials Co.
7.50%, 06/15/21	260,000	301,920
4.50%, 04/01/25 (a)	300,000	320,146
3.90%, 04/01/27 (a)	430,000	439,748
Waste Management, Inc.
4.75%, 06/30/20	75,000	79,739
4.10%, 03/01/45 (a)	562,000	594,332
		19,253,919
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	330,000	348,644
4.50%, 02/15/21	75,000	79,335
3.70%, 10/15/25 (a)	200,000	205,888
6.55%, 03/15/33	500,000	632,898
6.40%, 12/15/35	230,000	291,397
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	350,000	347,268
America Movil, S.A.B. de CV
6.13%, 03/30/40	330,000	414,951
American Tower Corp.
3.40%, 02/15/19	655,000	662,834
3.30%, 02/15/21 (a)	250,000	255,107
5.00%, 02/15/24	250,000	273,922
3.13%, 01/15/27 (a)	230,000	220,838
AT&T Corp.
8.25%, 11/15/31	1,000,000	1,403,233
AT&T, Inc.
5.20%, 03/15/20	330,000	349,753
2.45%, 06/23/20 (a)	655,000	653,936
5.00%, 03/01/21	330,000	353,358
3.00%, 02/15/22	1,230,000	1,234,892
3.00%, 06/23/22 (a)	330,000	330,400
3.80%, 03/01/24 (a)	1,000,000	1,022,514
3.40%, 05/15/25 (a)	230,000	226,342
3.90%, 08/14/27 (a)	1,000,000	995,906
5.25%, 03/01/37 (a)	500,000	523,907
4.30%, 12/15/42 (a)	250,000	231,829
4.35%, 06/15/45 (a)	730,000	662,610
4.75%, 05/15/46 (a)	300,000	285,851
4.50%, 03/09/48 (a)	824,000	757,669
5.15%, 02/14/50 (a)	500,000	500,500
CBS Corp.
3.50%, 01/15/25 (a)	330,000	330,968
7.88%, 07/30/30	50,000	68,277
4.90%, 08/15/44 (a)	195,000	200,638
4.60%, 01/15/45 (a)	330,000	327,957
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	750,000	762,638
4.46%, 07/23/22 (a)	55,000	57,400
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.91%, 07/23/25 (a)	330,000	349,161
6.38%, 10/23/35 (a)	230,000	265,454
6.48%, 10/23/45 (a)	50,000	57,696
Comcast Corp.
5.70%, 07/01/19	195,000	205,869
3.30%, 02/01/27 (a)	400,000	403,349
7.05%, 03/15/33	500,000	689,842
6.50%, 11/15/35	195,000	260,943
4.60%, 08/15/45 (a)	1,224,000	1,334,490
3.97%, 11/01/47 (a)(d)	99,000	99,491
4.00%, 11/01/49 (a)(d)	30,000	29,938
4.05%, 11/01/52 (a)(d)	72,000	71,485
Crown Castle International Corp.
4.88%, 04/15/22	330,000	355,248
5.25%, 01/15/23	350,000	384,609
4.45%, 02/15/26 (a)	195,000	204,550
4.75%, 05/15/47 (a)	250,000	260,254
Deutsche Telekom International Finance BV
8.75%, 06/15/30	550,000	806,781
Discovery Communications LLC
3.45%, 03/15/25 (a)	250,000	245,326
4.90%, 03/11/26 (a)	100,000	105,854
3.95%, 03/20/28 (a)	500,000	491,797
6.35%, 06/01/40	824,000	942,034
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	295,000	304,346
NBCUniversal Media LLC
5.15%, 04/30/20	330,000	352,838
4.38%, 04/01/21	195,000	207,732
4.45%, 01/15/43	230,000	243,655
Omnicom Group, Inc.
4.45%, 08/15/20	330,000	347,268
3.63%, 05/01/22	250,000	259,339
3.65%, 11/01/24 (a)	230,000	235,200
3.60%, 04/15/26 (a)	1,000,000	1,004,134
Orange S.A.
2.75%, 02/06/19	195,000	196,451
9.00%, 03/01/31 (b)	380,000	568,884
Pacific Bell Telephone Co.
7.13%, 03/15/26	562,000	685,941
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	330,000	374,647
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (a)	175,000	175,384
TCI Communications, Inc.
7.13%, 02/15/28	230,000	300,219
Telefonica Emisiones S.A.U.
5.46%, 02/16/21	330,000	357,668
7.05%, 06/20/36	195,000	258,033
5.21%, 03/08/47	500,000	548,977
The Walt Disney Co.
3.00%, 02/13/26	700,000	701,094
1.85%, 07/30/26	500,000	456,750
Time Warner Cable LLC
5.00%, 02/01/20	330,000	345,891
5.88%, 11/15/40 (a)	1,224,000	1,322,006
Time Warner, Inc.
4.88%, 03/15/20	263,000	276,630
3.88%, 01/15/26 (a)	900,000	910,384
6.50%, 11/15/36	75,000	92,346
6.10%, 07/15/40	230,000	274,458
Verizon Communications, Inc.
2.63%, 02/21/20	1,000,000	1,007,501
3.00%, 11/01/21 (a)	263,000	266,583
5.15%, 09/15/23	530,000	587,008

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 03/15/24 (a)	330,000	346,479
3.50%, 11/01/24 (a)	330,000	334,722
4.40%, 11/01/34 (a)	530,000	534,429
4.27%, 01/15/36	905,000	893,047
4.75%, 11/12/41	724,000	735,176
4.86%, 08/21/46	250,000	256,375
4.52%, 09/15/48	562,000	549,130
5.01%, 08/21/54	350,000	355,180
4.67%, 03/15/55	350,000	332,924
Viacom, Inc.
4.25%, 09/01/23 (a)	263,000	266,253
Vodafone Group PLC
2.95%, 02/19/23	380,000	381,083
WPP Finance 2010
3.75%, 09/19/24	100,000	102,143
		40,326,139
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (a)	724,000	726,596
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	230,068
3.80%, 12/05/24 (a)	195,000	205,354
3.15%, 08/22/27 (a)(d)	500,000	500,043
3.88%, 08/22/37 (a)(d)	250,000	261,665
4.95%, 12/05/44 (a)	330,000	388,746
American Honda Finance Corp.
2.90%, 02/16/24	590,000	593,417
Costco Wholesale Corp.
1.70%, 12/15/19	330,000	328,200
2.15%, 05/18/21 (a)	500,000	497,829
3.00%, 05/18/27 (a)	500,000	498,456
CVS Health Corp.
2.13%, 06/01/21 (a)	330,000	323,189
2.75%, 12/01/22 (a)	724,000	713,544
3.38%, 08/12/24 (a)	230,000	231,268
4.88%, 07/20/35 (a)	500,000	543,080
5.13%, 07/20/45 (a)	275,000	303,520
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	400,000	450,473
Delphi Corp.
4.15%, 03/15/24 (a)	100,000	105,866
eBay, Inc.
2.60%, 07/15/22 (a)	195,000	193,649
2.75%, 01/30/23 (a)	500,000	495,644
Ford Motor Co.
4.35%, 12/08/26 (a)	330,000	344,167
7.45%, 07/16/31	393,000	510,994
4.75%, 01/15/43	405,000	402,690
5.29%, 12/08/46 (a)	195,000	208,331
Ford Motor Credit Co., LLC
3.34%, 03/18/21	724,000	738,155
2.98%, 08/03/22 (a)	1,000,000	994,727
3.82%, 11/02/27 (a)	250,000	249,232
General Motors Co.
4.88%, 10/02/23	562,000	607,707
4.20%, 10/01/27 (a)	500,000	509,363
6.25%, 10/02/43	195,000	227,526
General Motors Financial Co., Inc.
2.35%, 10/04/19	1,000,000	997,890
3.15%, 01/15/20 (a)	300,000	303,804
3.70%, 05/09/23 (a)	562,000	573,357
Kohl’s Corp.
4.25%, 07/17/25 (a)	500,000	507,266
5.55%, 07/17/45 (a)	250,000	242,903
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	495,000	508,229
3.38%, 09/15/25 (a)	724,000	740,882
4.65%, 04/15/42 (a)	195,000	218,810
Macys Retail Holdings, Inc.
6.38%, 03/15/37	500,000	500,977
Marriott International, Inc.
2.88%, 03/01/21 (a)	100,000	100,736
3.75%, 03/15/25 (a)	330,000	338,944
McDonald’s Corp.
2.20%, 05/26/20 (a)	500,000	500,046
3.70%, 01/30/26 (a)	330,000	343,645
3.50%, 03/01/27 (a)	200,000	204,907
4.88%, 12/09/45 (a)	270,000	305,892
NIKE, Inc.
3.38%, 11/01/46 (a)	500,000	472,696
Nordstrom, Inc.
4.00%, 03/15/27 (a)	296,000	293,481
QVC, Inc.
5.13%, 07/02/22	330,000	350,871
4.38%, 03/15/23	350,000	360,483
4.85%, 04/01/24	1,000,000	1,049,111
5.45%, 08/15/34 (a)	195,000	194,112
Starbucks Corp.
3.85%, 10/01/23 (a)	245,000	260,723
Target Corp.
2.30%, 06/26/19	330,000	331,734
3.50%, 07/01/24	263,000	272,752
4.00%, 07/01/42	75,000	75,932
3.90%, 11/15/47 (a)	500,000	496,127
The Home Depot, Inc.
2.00%, 06/15/19 (a)	600,000	600,285
2.63%, 06/01/22 (a)	250,000	251,721
3.75%, 02/15/24 (a)	195,000	205,506
5.88%, 12/16/36	830,000	1,101,245
4.20%, 04/01/43 (a)	330,000	354,093
4.88%, 02/15/44 (a)	195,000	230,520
The Priceline Group, Inc.
2.75%, 03/15/23 (a)	500,000	494,900
Toyota Motor Credit Corp.
1.40%, 05/20/19	1,000,000	991,125
3.40%, 09/15/21	789,000	817,628
2.63%, 01/10/23	100,000	100,125
Visa, Inc.
4.15%, 12/14/35 (a)	330,000	361,776
4.30%, 12/14/45 (a)	295,000	328,008
Wal-Mart Stores, Inc.
3.25%, 10/25/20	330,000	340,657
2.55%, 04/11/23 (a)	850,000	851,970
5.63%, 04/01/40	425,000	564,082
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (a)	330,000	332,469
3.80%, 11/18/24 (a)	330,000	337,802
		31,193,721
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.35%, 11/22/19	263,000	263,423
2.90%, 11/30/21 (a)	395,000	397,759
4.90%, 11/30/46 (a)	826,000	923,161
AbbVie, Inc.
2.85%, 05/14/23 (a)	500,000	498,411
3.60%, 05/14/25 (a)	200,000	204,672
3.20%, 05/14/26 (a)	500,000	495,607
4.50%, 05/14/35 (a)	250,000	268,323

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 05/14/36 (a)	1,000,000	1,047,404
4.40%, 11/06/42	1,195,000	1,249,282
Actavis Funding SCS
3.85%, 06/15/24 (a)	230,000	235,564
3.80%, 03/15/25 (a)	1,000,000	1,009,748
4.75%, 03/15/45 (a)	111,000	116,535
Altria Group, Inc.
5.38%, 01/31/44	562,000	673,216
Amgen, Inc.
5.70%, 02/01/19	330,000	343,891
1.85%, 08/19/21 (a)	300,000	292,772
2.60%, 08/19/26 (a)	330,000	313,311
4.66%, 06/15/51 (a)	1,075,000	1,161,653
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	985,000	983,953
2.15%, 02/01/19	195,000	195,427
2.65%, 02/01/21 (a)	945,000	953,180
3.65%, 02/01/26 (a)	1,230,000	1,263,702
4.70%, 02/01/36 (a)	405,000	450,148
4.90%, 02/01/46 (a)	1,250,000	1,416,775
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	296,000	314,770
4.44%, 10/06/48 (a)	500,000	532,322
AstraZeneca PLC
2.38%, 11/16/20	230,000	229,897
6.45%, 09/15/37	330,000	441,951
BAT Capital Corp.
2.30%, 08/14/20 (d)	500,000	497,661
Baxalta, Inc.
3.60%, 06/23/22 (a)	330,000	339,170
4.00%, 06/23/25 (a)	330,000	339,660
5.25%, 06/23/45 (a)	330,000	373,634
Baxter International, Inc.
2.60%, 08/15/26 (a)	79,000	75,484
Becton Dickinson & Co.
2.68%, 12/15/19	100,000	100,566
2.40%, 06/05/20	500,000	497,362
3.73%, 12/15/24 (a)	102,000	103,966
4.69%, 12/15/44 (a)	250,000	264,319
4.67%, 06/06/47 (a)	200,000	211,076
Biogen, Inc.
3.63%, 09/15/22	150,000	155,410
Boston Scientific Corp.
3.85%, 05/15/25	375,000	388,024
Bristol-Myers Squibb Co.
3.25%, 11/01/23	69,000	71,120
3.25%, 02/27/27	395,000	403,587
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	195,000	212,663
3.75%, 09/25/27 (a)	500,000	494,898
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	1,000,000	984,923
3.75%, 09/15/25 (a)	330,000	336,552
4.90%, 09/15/45 (a)	430,000	454,927
Celgene Corp.
2.88%, 08/15/20	724,000	731,549
2.75%, 02/15/23 (a)	500,000	496,418
3.63%, 05/15/24 (a)	724,000	742,144
3.45%, 11/15/27 (a)	500,000	498,227
4.35%, 11/15/47 (a)	250,000	253,735
Colgate-Palmolive Co.
3.25%, 03/15/24	500,000	516,015
Constellation Brands, Inc.
4.25%, 05/01/23	100,000	106,231
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Diageo Capital PLC
4.83%, 07/15/20	100,000	106,587
2.63%, 04/29/23 (a)	50,000	50,080
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (a)	330,000	330,187
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	50,032
3.70%, 03/01/45 (a)	330,000	329,670
3.95%, 05/15/47 (a)	1,000,000	1,055,452
Express Scripts Holding Co.
2.25%, 06/15/19	330,000	329,807
4.75%, 11/15/21	296,000	316,594
4.50%, 02/25/26 (a)	350,000	369,868
4.80%, 07/15/46 (a)	330,000	343,160
General Mills, Inc.
5.65%, 02/15/19	330,000	343,737
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	724,000	774,158
5.65%, 12/01/41 (a)	724,000	902,886
4.75%, 03/01/46 (a)	270,000	303,335
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	263,000	363,793
Hasbro, Inc.
5.10%, 05/15/44 (a)	1,000,000	1,036,765
Johnson & Johnson
2.45%, 12/05/21	100,000	101,005
3.38%, 12/05/23	500,000	524,367
2.45%, 03/01/26 (a)	100,000	97,444
3.63%, 03/03/37 (a)	500,000	518,148
3.70%, 03/01/46 (a)	330,000	341,713
Kellogg Co.
2.65%, 12/01/23	500,000	495,949
Kimberly-Clark Corp.
7.50%, 11/01/18	212,000	222,326
1.40%, 02/15/19	100,000	99,263
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	330,000	380,986
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	226,499
Kraft Heinz Foods Co.
5.38%, 02/10/20	256,000	272,068
3.50%, 06/06/22	985,000	1,008,479
5.00%, 06/04/42	250,000	263,914
5.20%, 07/15/45 (a)	330,000	358,280
4.38%, 06/01/46 (a)	330,000	319,732
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	102,122
Mattel, Inc.
2.35%, 05/06/19	75,000	74,338
McKesson Corp.
2.28%, 03/15/19	496,000	496,711
2.70%, 12/15/22 (a)	750,000	747,788
3.80%, 03/15/24 (a)	330,000	340,693
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	600,000	612,083
Medtronic, Inc.
3.13%, 03/15/22 (a)	562,000	575,251
3.50%, 03/15/25	350,000	361,999
4.38%, 03/15/35	330,000	362,756
4.63%, 03/15/45	275,000	314,401
Merck & Co., Inc.
3.88%, 01/15/21 (a)	493,000	516,595
2.75%, 02/10/25 (a)	480,000	476,141

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	1,218,000	1,192,941
3.50%, 05/01/22	195,000	200,940
4.20%, 07/15/46 (a)	330,000	328,399
Mondelez International, Inc.
5.38%, 02/10/20	61,000	64,622
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	237,670
Newell Brands, Inc.
3.15%, 04/01/21 (a)	150,000	151,928
5.00%, 11/15/23 (a)	195,000	206,386
4.20%, 04/01/26 (a)	500,000	523,567
Novartis Capital Corp.
3.40%, 05/06/24	100,000	104,038
3.10%, 05/17/27 (a)	900,000	913,335
PepsiCo, Inc.
2.25%, 01/07/19 (a)	330,000	331,273
4.50%, 01/15/20	195,000	204,833
4.88%, 11/01/40	330,000	391,742
4.60%, 07/17/45 (a)	500,000	567,772
4.45%, 04/14/46 (a)	330,000	368,463
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	491,000	500,719
Pfizer, Inc.
2.10%, 05/15/19	393,000	394,055
7.20%, 03/15/39	260,000	392,144
4.40%, 05/15/44	330,000	367,172
4.13%, 12/15/46	250,000	268,629
Philip Morris International, Inc.
2.00%, 02/21/20	500,000	497,108
2.90%, 11/15/21	230,000	232,946
2.13%, 05/10/23 (a)	1,183,000	1,142,840
3.25%, 11/10/24	330,000	336,086
3.38%, 08/11/25 (a)	330,000	336,615
6.38%, 05/16/38	100,000	133,546
Quest Diagnostics, Inc.
4.70%, 04/01/21	562,000	596,339
3.50%, 03/30/25 (a)	820,000	830,790
Reynolds American, Inc.
4.45%, 06/12/25 (a)	195,000	208,202
7.25%, 06/15/37	250,000	344,242
5.85%, 08/15/45 (a)	330,000	403,757
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	85,000	81,830
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	500,000	484,115
2.80%, 07/21/23	500,000	443,048
3.15%, 10/01/26	724,000	604,371
The Coca-Cola Co.
3.15%, 11/15/20	195,000	201,008
2.20%, 05/25/22	500,000	497,314
2.88%, 10/27/25	100,000	100,208
2.25%, 09/01/26	562,000	532,402
The JM Smucker Co.
3.50%, 10/15/21	500,000	514,978
3.50%, 03/15/25	637,000	649,624
The Kroger Co.
6.15%, 01/15/20	100,000	107,730
2.80%, 08/01/22 (a)	750,000	749,845
4.65%, 01/15/48 (a)	250,000	250,862
The Procter & Gamble Co.
2.45%, 11/03/26	491,000	473,831
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	195,000	195,528
4.15%, 02/01/24 (a)	283,000	299,702
5.30%, 02/01/44 (a)	195,000	230,241
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	150,000	157,758
Unilever Capital Corp.
4.25%, 02/10/21	530,000	560,930
2.00%, 07/28/26	100,000	92,200
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	71,245
4.70%, 02/01/43 (a)	195,000	213,780
		63,428,989
Energy 2.5%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	200,000	211,428
6.45%, 09/15/36	195,000	235,975
7.95%, 06/15/39	150,000	202,695
Apache Corp.
6.00%, 01/15/37	330,000	386,450
4.25%, 01/15/44 (a)	1,000,000	945,606
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	532,274
BP Capital Markets PLC
2.24%, 05/10/19	330,000	330,933
2.52%, 01/15/20	133,000	133,995
2.32%, 02/13/20	195,000	195,661
4.50%, 10/01/20	330,000	350,390
2.11%, 09/16/21 (a)	1,000,000	988,565
3.28%, 09/19/27 (a)	750,000	752,684
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	330,000	338,195
6.25%, 03/15/38	330,000	407,801
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	247,152
Chevron Corp.
4.95%, 03/03/19	330,000	342,002
3.19%, 06/24/23 (a)	1,000,000	1,027,523
2.95%, 05/16/26 (a)	100,000	99,687
Cimarex Energy Co.
4.38%, 06/01/24 (a)	330,000	350,039
ConocoPhillips Co.
4.95%, 03/15/26 (a)	550,000	620,510
6.50%, 02/01/39	70,000	94,991
Devon Energy Corp.
5.60%, 07/15/41 (a)	1,000,000	1,153,857
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	263,000	287,136
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	395,000	412,548
5.50%, 09/15/40 (a)	330,000	353,889
Enbridge, Inc.
3.70%, 07/15/27 (a)	1,400,000	1,398,576
Energy Transfer LP
4.15%, 10/01/20 (a)	500,000	517,056
5.20%, 02/01/22 (a)(b)	1,000,000	1,071,725
4.90%, 03/15/35 (a)	230,000	224,997
6.50%, 02/01/42 (a)(b)	350,000	393,891
6.13%, 12/15/45 (a)	465,000	501,292
EnLink Midstream Partners LP
4.40%, 04/01/24 (a)	230,000	237,142
4.85%, 07/15/26 (a)	330,000	345,181

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Enterprise Products Operating LLC
2.55%, 10/15/19 (a)	393,000	394,559
3.90%, 02/15/24 (a)	195,000	202,850
3.75%, 02/15/25 (a)	480,000	494,144
EOG Resources, Inc.
5.63%, 06/01/19	330,000	346,570
2.63%, 03/15/23 (a)	110,000	108,632
3.90%, 04/01/35 (a)	724,000	733,780
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	491,000	491,417
3.57%, 03/06/45 (a)	330,000	323,761
4.11%, 03/01/46 (a)	100,000	107,672
Halliburton Co.
3.50%, 08/01/23 (a)	100,000	103,153
3.80%, 11/15/25 (a)	845,000	872,046
5.00%, 11/15/45 (a)	330,000	361,449
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (a)	330,000	348,364
Husky Energy, Inc.
4.00%, 04/15/24 (a)	650,000	677,119
Kerr-McGee Corp.
6.95%, 07/01/24	491,000	580,461
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	263,000	286,654
4.30%, 05/01/24 (a)	296,000	307,651
6.95%, 01/15/38	330,000	401,012
4.70%, 11/01/42 (a)	195,000	188,033
5.40%, 09/01/44 (a)	195,000	202,463
Kinder Morgan, Inc.
3.05%, 12/01/19 (a)(b)	400,000	403,655
4.30%, 06/01/25 (a)	195,000	202,012
5.55%, 06/01/45 (a)	330,000	353,148
Marathon Oil Corp.
2.80%, 11/01/22 (a)	195,000	192,615
6.60%, 10/01/37	500,000	604,825
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	230,000	234,056
5.00%, 09/15/54 (a)	250,000	251,102
Nexen Energy ULC
5.88%, 03/10/35	195,000	237,153
NiSource Finance Corp.
5.25%, 02/15/43 (a)	195,000	228,263
Occidental Petroleum Corp.
3.40%, 04/15/26 (a)	100,000	102,687
4.40%, 04/15/46 (a)	830,000	893,063
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	330,000	331,465
Pioneer Natural Resources Co.
7.50%, 01/15/20	724,000	798,227
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	330,000	331,877
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)(c)	500,000	537,971
5.75%, 05/15/24 (a)	630,000	699,388
Shell International Finance BV
4.30%, 09/22/19	230,000	239,007
3.25%, 05/11/25	80,000	81,605
6.38%, 12/15/38	500,000	679,690
3.63%, 08/21/42	330,000	317,776
4.38%, 05/11/45	330,000	355,869
4.00%, 05/10/46	330,000	337,503
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	330,000	324,835
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	724,000	745,214
6.50%, 06/15/38	750,000	990,686
6.85%, 06/01/39	250,000	345,222
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	1,000,000	1,026,929
5.40%, 10/01/47 (a)	500,000	500,868
Total Capital International S.A.
2.13%, 01/10/19	195,000	195,458
2.88%, 02/17/22	330,000	335,355
3.75%, 04/10/24	100,000	105,733
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100,000	120,909
5.00%, 10/16/43 (a)	500,000	584,333
Valero Energy Corp.
3.40%, 09/15/26 (a)	500,000	495,909
6.63%, 06/15/37	330,000	425,031
4.90%, 03/15/45	230,000	252,287
Western Gas Partners LP
3.95%, 06/01/25 (a)	330,000	330,588
Williams Partners LP
3.60%, 03/15/22 (a)	195,000	199,747
4.30%, 03/04/24 (a)	1,000,000	1,049,497
		39,665,194
Industrial Other 0.1%
Cintas Corp. No 2
3.25%, 06/01/22 (a)	100,000	102,141
Fluor Corp.
3.50%, 12/15/24 (a)	500,000	511,343
Howard Hughes Medical Institute
3.50%, 09/01/23	330,000	346,607
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	100,000	97,164
Princeton University
4.95%, 03/01/19	772,000	799,921
		1,857,176
Technology 2.2%
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	80,000	83,272
Alphabet, Inc.
3.38%, 02/25/24	195,000	203,840
Apple, Inc.
2.10%, 05/06/19	650,000	651,738
2.85%, 05/06/21	330,000	335,934
2.15%, 02/09/22	100,000	99,015
2.70%, 05/13/22	1,000,000	1,008,826
2.40%, 05/03/23	330,000	326,692
2.50%, 02/09/25	689,000	672,012
3.25%, 02/23/26 (a)	80,000	81,480
3.35%, 02/09/27 (a)	195,000	199,477
3.85%, 05/03/43	330,000	336,500
4.65%, 02/23/46 (a)	809,000	926,084
4.25%, 02/09/47 (a)	195,000	208,846
Applied Materials, Inc.
2.63%, 10/01/20 (a)	330,000	333,646
3.30%, 04/01/27 (a)	400,000	405,950
Baidu, Inc.
4.13%, 06/30/25	500,000	522,762
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20 (d)	500,000	495,609
3.00%, 01/15/22 (a)(d)	500,000	494,676
3.13%, 01/15/25 (a)(d)	500,000	476,537

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cisco Systems, Inc.
4.45%, 01/15/20	195,000	204,437
3.50%, 06/15/25	762,000	796,213
5.50%, 01/15/40	450,000	583,838
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(d)	250,000	275,280
8.35%, 07/15/46 (a)(d)	195,000	246,128
Fidelity National Information Services, Inc.
5.00%, 10/15/25 (a)	92,000	101,524
Fiserv, Inc.
2.70%, 06/01/20 (a)	195,000	196,414
Harris Corp.
6.15%, 12/15/40	195,000	249,075
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	500,000	512,514
4.40%, 10/15/22 (a)	100,000	105,132
4.90%, 10/15/25 (a)	230,000	239,901
6.20%, 10/15/35 (a)	1,000,000	1,063,243
6.35%, 10/15/45 (a)	862,000	885,583
HP, Inc.
4.65%, 12/09/21	100,000	106,876
Intel Corp.
1.70%, 05/19/21 (a)	350,000	343,665
3.30%, 10/01/21	263,000	272,439
2.88%, 05/11/24 (a)	750,000	755,905
3.70%, 07/29/25 (a)	750,000	790,141
4.80%, 10/01/41	195,000	234,250
4.10%, 05/19/46 (a)	550,000	585,836
International Business Machines Corp.
1.80%, 05/17/19	1,000,000	997,835
2.25%, 02/19/21	330,000	329,661
3.30%, 01/27/27	500,000	510,040
6.22%, 08/01/27	230,000	284,453
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	400,000	425,692
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	230,000	249,237
Lam Research Corp.
2.80%, 06/15/21 (a)	360,000	362,859
3.80%, 03/15/25 (a)	330,000	343,948
Microsoft Corp.
2.00%, 11/03/20 (a)	350,000	349,122
1.55%, 08/08/21 (a)	1,000,000	975,153
3.13%, 11/03/25 (a)	330,000	336,791
3.30%, 02/06/27 (a)	250,000	257,826
3.45%, 08/08/36 (a)	500,000	505,359
4.10%, 02/06/37 (a)	300,000	328,935
4.50%, 10/01/40	750,000	861,816
3.70%, 08/08/46 (a)	2,224,000	2,272,827
4.25%, 02/06/47 (a)	100,000	111,205
Motorola Solutions, Inc.
3.50%, 03/01/23	330,000	332,779
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	234,497
NVIDIA Corp.
2.20%, 09/16/21 (a)	330,000	327,100
3.20%, 09/16/26 (a)	330,000	329,968
Oracle Corp.
5.00%, 07/08/19	500,000	523,609
1.90%, 09/15/21 (a)	562,000	553,866
3.63%, 07/15/23	562,000	590,633
2.95%, 05/15/25 (a)	1,051,000	1,055,240
3.90%, 05/15/35 (a)	350,000	364,460
5.38%, 07/15/40	50,000	61,628
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 07/08/44 (a)	330,000	367,304
4.00%, 07/15/46 (a)	70,000	72,582
QUALCOMM, Inc.
1.85%, 05/20/19	350,000	348,393
3.25%, 05/20/27 (a)	1,000,000	962,748
Seagate HDD Cayman
4.75%, 01/01/25	150,000	146,192
4.88%, 06/01/27 (a)	500,000	478,020
Texas Instruments, Inc.
1.65%, 08/03/19	500,000	497,448
1.85%, 05/15/22 (a)	1,051,000	1,026,861
VMware, Inc.
2.30%, 08/21/20	1,000,000	995,902
2.95%, 08/21/22 (a)	150,000	148,845
3.90%, 08/21/27 (a)	500,000	503,105
Xerox Corp.
3.63%, 03/15/23 (a)	250,000	243,032
		36,078,261
Transportation 0.5%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	431,420	431,946
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	189,930	189,462
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (a)	100,000	117,660
4.55%, 09/01/44 (a)	195,000	218,705
Continental Airlines 2010-1 Class A Pass-Through Trust
4.75%, 07/12/22	140,471	147,194
CSX Corp.
3.70%, 10/30/20 (a)	250,000	258,827
6.22%, 04/30/40	1,000,000	1,307,070
FedEx Corp.
2.63%, 08/01/22	263,000	264,300
3.30%, 03/15/27 (a)	250,000	249,749
4.10%, 02/01/45	500,000	498,107
Norfolk Southern Corp.
5.90%, 06/15/19	195,000	205,858
3.95%, 10/01/42 (a)	330,000	335,783
Ryder System, Inc.
2.55%, 06/01/19 (a)	195,000	195,903
Southwest Airlines Co.
2.65%, 11/05/20 (a)	330,000	332,443
Union Pacific Corp.
4.00%, 02/01/21 (a)	1,500,000	1,572,584
4.16%, 07/15/22 (a)	862,000	928,088
3.25%, 08/15/25 (a)	330,000	338,424
United Parcel Service, Inc.
6.20%, 01/15/38	195,000	264,093
4.88%, 11/15/40 (a)	491,000	581,369
		8,437,565
		253,153,344

Utility 1.8%
Electric 1.6%
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	264,349
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	100,000	130,952
6.50%, 09/15/37	330,000	452,567

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	230,000	274,188
4.45%, 03/15/44 (a)	230,000	255,668
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	341,354
3.95%, 05/15/43 (a)	330,000	345,958
Dominion Energy, Inc.
2.58%, 07/01/20 (c)	250,000	250,294
4.45%, 03/15/21	625,000	662,549
2.85%, 08/15/26 (a)	300,000	289,125
5.25%, 08/01/33	330,000	382,124
5.75%, 10/01/54 (a)	250,000	270,625
DTE Energy Co.
2.85%, 10/01/26 (a)	430,000	413,625
Duke Energy Carolinas LLC
6.45%, 10/15/32	230,000	306,439
4.25%, 12/15/41 (a)	55,000	59,439
Duke Energy Corp.
3.75%, 04/15/24 (a)	655,000	684,035
3.75%, 09/01/46 (a)	400,000	390,877
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	655,000	662,907
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,128,000	1,209,256
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	500,000	499,742
Eversource Energy
2.75%, 03/15/22 (a)	200,000	200,670
3.15%, 01/15/25 (a)	330,000	332,129
Exelon Corp.
2.85%, 06/15/20 (a)	200,000	201,989
4.95%, 06/15/35 (a)(d)	330,000	374,029
Exelon Generation Co., LLC
2.95%, 01/15/20 (a)	724,000	732,155
6.25%, 10/01/39	562,000	639,208
5.60%, 06/15/42 (a)	195,000	205,349
FirstEnergy Corp.
3.90%, 07/15/27 (a)	750,000	766,781
Florida Power & Light Co.
5.69%, 03/01/40	500,000	656,428
5.25%, 02/01/41 (a)	500,000	618,228
4.05%, 06/01/42 (a)	150,000	160,427
Georgia Power Co.
5.95%, 02/01/39	1,000,000	1,250,914
Gulf Power Co.
3.30%, 05/30/27 (a)	1,000,000	1,007,025
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	1,000,000	1,115,059
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	393,000	406,688
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	500,000	494,455
2.40%, 04/25/22 (a)	1,000,000	998,510
NextEra Energy Capital Holdings, Inc.
6.00%, 03/01/19	500,000	523,247
Northern States Power Co./MN
3.60%, 09/15/47 (a)	500,000	502,954
NSTAR Electric Co.
5.50%, 03/15/40	400,000	507,930
Oncor Electric Delivery Co., LLC
4.55%, 12/01/41 (a)	580,000	660,472
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pacific Gas & Electric Co.
5.80%, 03/01/37	263,000	324,668
5.40%, 01/15/40	100,000	118,778
4.30%, 03/15/45 (a)	330,000	345,046
PacifiCorp
6.00%, 01/15/39	330,000	438,639
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	724,000	740,999
3.10%, 05/15/26 (a)	500,000	491,598
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	404,342
8.63%, 04/15/31 (b)	330,000	437,179
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	477,073
Sempra Energy
2.40%, 03/15/20 (a)	330,000	330,146
Southern California Edison Co.
4.00%, 04/01/47 (a)	500,000	533,798
Southern Power Co.
4.95%, 12/15/46 (a)	530,000	573,283
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	389,171
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	206,000	215,543
2.40%, 03/15/21 (a)	195,000	194,787
		26,515,770
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (a)	300,000	320,587
NiSource Finance Corp.
4.80%, 02/15/44 (a)	659,000	732,932
Sempra Energy
3.75%, 11/15/25 (a)	250,000	257,729
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	51,121
2.60%, 06/15/26 (a)	530,000	513,878
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (a)	75,000	78,797
		1,955,044
Utility Other 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (a)	750,000	757,949
		29,228,763
Total Corporates
(Cost $413,704,722)		416,186,376

Treasuries 36.8% of net assets
Bonds
8.88%, 02/15/19	295,000	320,380
8.13%, 08/15/19	655,300	725,079
8.50%, 02/15/20	242,000	277,421
8.75%, 05/15/20	200,000	233,520
8.75%, 08/15/20 (b)	500,000	591,270
7.88%, 02/15/21	250,000	296,309
8.13%, 05/15/21	250,000	301,396
8.13%, 08/15/21	400,000	487,453
7.63%, 11/15/22	327,600	412,079
7.13%, 02/15/23 (b)	1,000,000	1,244,238
6.25%, 08/15/23	775,000	943,381
7.50%, 11/15/24	300,000	400,758
7.63%, 02/15/25	550,000	744,756

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.88%, 08/15/25	500,000	660,937
6.00%, 02/15/26 (b)	1,310,800	1,667,430
6.75%, 08/15/26	250,000	336,289
6.50%, 11/15/26	655,300	873,059
6.63%, 02/15/27 (b)	196,400	265,474
6.38%, 08/15/27	743,300	999,288
6.13%, 11/15/27 (b)	509,500	676,680
5.50%, 08/15/28 (b)	480,000	618,497
5.25%, 11/15/28	688,100	873,134
5.25%, 02/15/29	45,300	57,690
6.13%, 08/15/29	600,000	823,383
6.25%, 05/15/30	800,000	1,123,094
5.38%, 02/15/31 (b)	710,000	941,152
4.50%, 02/15/36	908,700	1,163,189
4.75%, 02/15/37	830,000	1,098,032
5.00%, 05/15/37	120,000	163,465
4.38%, 02/15/38	677,600	858,792
4.50%, 05/15/38	660,000	850,279
3.50%, 02/15/39	1,005,300	1,135,223
4.25%, 05/15/39 (b)	1,029,500	1,287,659
4.50%, 08/15/39	1,023,300	1,322,595
4.38%, 11/15/39	1,075,900	1,368,599
4.63%, 02/15/40 (b)	1,798,600	2,365,581
4.38%, 05/15/40	1,702,000	2,168,488
3.88%, 08/15/40 (b)	1,359,100	1,617,356
4.25%, 11/15/40	1,473,600	1,848,764
4.75%, 02/15/41 (b)	2,000,000	2,684,727
4.38%, 05/15/41	1,213,700	1,552,161
3.75%, 08/15/41	1,403,600	1,642,102
3.13%, 11/15/41	1,231,600	1,305,255
3.13%, 02/15/42	1,530,900	1,621,498
3.00%, 05/15/42	1,405,300	1,457,120
2.75%, 08/15/42	1,818,100	1,801,268
2.75%, 11/15/42	2,310,800	2,288,008
3.13%, 02/15/43 (b)	1,682,900	1,780,160
2.88%, 05/15/43	3,072,800	3,107,789
3.63%, 08/15/43	2,592,900	2,981,379
3.75%, 11/15/43 (b)	3,252,900	3,818,981
3.63%, 02/15/44	3,312,900	3,814,753
3.38%, 05/15/44	3,243,600	3,583,861
3.13%, 08/15/44	3,388,200	3,584,676
3.00%, 11/15/44	3,203,600	3,312,159
2.50%, 02/15/45 (b)	3,257,000	3,051,974
3.00%, 05/15/45	3,368,600	3,480,777
2.88%, 08/15/45	3,338,200	3,367,605
3.00%, 11/15/45	3,418,600	3,531,641
2.50%, 02/15/46	3,157,900	2,952,328
2.50%, 05/15/46	3,417,800	3,192,307
2.25%, 08/15/46	3,345,800	2,959,858
2.88%, 11/15/46 (b)	3,348,900	3,375,587
3.00%, 02/15/47	3,186,600	3,292,156
3.00%, 05/15/47	3,300,000	3,409,635
2.75%, 08/15/47	3,125,000	3,072,510
2.75%, 11/15/47	1,400,000	1,377,332
Notes
1.25%, 12/15/18	1,960,800	1,952,030
1.25%, 12/31/18	3,877,000	3,858,448
1.38%, 12/31/18	3,276,900	3,265,892
1.50%, 12/31/18	2,708,000	2,702,341
1.13%, 01/15/19 (b)	2,000,000	1,987,187
1.13%, 01/31/19 (b)	2,375,000	2,358,857
1.25%, 01/31/19	2,029,800	2,019,175
1.50%, 01/31/19 (b)	3,422,800	3,414,377
0.75%, 02/15/19	2,633,000	2,602,505
2.75%, 02/15/19	1,982,900	2,007,183
1.13%, 02/28/19	2,226,300	2,209,951
1.38%, 02/28/19	2,881,000	2,868,452
1.50%, 02/28/19	2,608,100	2,600,816
1.00%, 03/15/19 (b)	1,619,100	1,603,741
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 03/31/19	2,200,500	2,186,188
1.50%, 03/31/19	1,310,800	1,306,832
1.63%, 03/31/19	2,689,900	2,685,697
0.88%, 04/15/19	2,310,800	2,283,675
1.25%, 04/30/19	2,359,000	2,342,920
1.63%, 04/30/19 (b)	1,807,900	1,804,828
0.88%, 05/15/19	1,430,000	1,412,321
3.13%, 05/15/19	2,655,300	2,708,354
1.13%, 05/31/19	630,000	624,315
1.25%, 05/31/19	1,500,000	1,489,102
1.50%, 05/31/19	2,021,200	2,013,463
0.88%, 06/15/19	1,441,000	1,421,918
1.00%, 06/30/19	482,900	477,307
1.25%, 06/30/19	1,500,000	1,488,047
1.63%, 06/30/19 (b)	2,446,200	2,440,897
0.75%, 07/15/19	1,366,800	1,344,723
0.88%, 07/31/19	700,000	689,979
1.38%, 07/31/19	1,750,000	1,739,062
1.63%, 07/31/19	2,638,200	2,631,862
0.75%, 08/15/19	1,621,600	1,593,950
3.63%, 08/15/19	1,966,200	2,027,567
1.00%, 08/31/19	1,310,800	1,293,493
1.25%, 08/31/19	350,000	346,869
1.63%, 08/31/19 (b)	1,779,600	1,774,803
0.88%, 09/15/19	1,638,200	1,611,900
1.00%, 09/30/19	1,327,600	1,308,982
1.38%, 09/30/19	2,230,000	2,213,841
1.75%, 09/30/19	2,948,900	2,947,057
1.00%, 10/15/19	1,310,800	1,291,778
1.25%, 10/31/19	650,000	643,513
1.50%, 10/31/19	3,852,200	3,831,208
1.00%, 11/15/19	1,638,200	1,613,659
3.38%, 11/15/19	1,966,200	2,026,338
1.00%, 11/30/19	1,310,800	1,290,677
1.50%, 11/30/19 (b)	1,562,300	1,553,298
1.38%, 12/15/19	1,802,200	1,787,029
1.13%, 12/31/19	1,000,000	986,309
1.63%, 12/31/19 (b)	6,348,100	6,324,047
1.38%, 01/15/20 (b)	2,680,000	2,655,922
1.25%, 01/31/20	2,751,700	2,718,809
1.38%, 01/31/20 (b)	1,677,600	1,662,364
1.38%, 02/15/20 (b)	6,996,800	6,928,335
3.63%, 02/15/20 (b)	3,776,900	3,924,804
1.25%, 02/29/20	1,500,000	1,481,016
1.38%, 02/29/20	2,778,200	2,750,418
1.63%, 03/15/20	1,353,400	1,346,871
1.13%, 03/31/20	1,000,000	983,926
1.38%, 03/31/20	2,732,200	2,703,170
1.50%, 04/15/20	3,150,000	3,124,652
1.13%, 04/30/20	2,391,300	2,350,620
1.38%, 04/30/20	3,978,800	3,933,883
1.50%, 05/15/20	2,900,000	2,875,361
3.50%, 05/15/20	2,040,000	2,120,484
1.38%, 05/31/20	2,000,000	1,976,680
1.50%, 05/31/20	2,826,500	2,801,768
1.50%, 06/15/20	2,050,000	2,031,662
1.63%, 06/30/20	2,701,300	2,684,892
1.88%, 06/30/20	3,086,600	3,087,625
1.50%, 07/15/20	2,500,000	2,476,270
1.63%, 07/31/20	2,888,200	2,869,528
2.00%, 07/31/20 (b)	3,760,800	3,773,214
1.50%, 08/15/20	2,500,000	2,475,537
2.63%, 08/15/20	3,010,800	3,069,840
1.38%, 08/31/20	3,193,000	3,150,032
2.13%, 08/31/20	2,355,300	2,370,619
1.38%, 09/15/20	2,500,000	2,466,309
1.38%, 09/30/20 (b)	3,432,200	3,383,331
2.00%, 09/30/20	2,327,600	2,334,737
1.63%, 10/15/20	3,750,000	3,721,436

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 10/31/20	2,966,200	2,921,591
1.75%, 10/31/20	2,400,000	2,389,734
1.75%, 11/15/20	5,000,000	4,978,418
2.63%, 11/15/20 (b)	4,821,600	4,920,575
1.63%, 11/30/20	3,293,600	3,265,360
2.00%, 11/30/20	1,888,200	1,892,810
1.75%, 12/31/20 (b)	5,500,000	5,469,062
2.38%, 12/31/20	4,346,000	4,404,145
1.38%, 01/31/21	3,276,900	3,218,850
2.13%, 01/31/21	2,677,300	2,691,889
3.63%, 02/15/21	3,745,800	3,941,284
1.13%, 02/28/21	1,310,800	1,276,340
2.00%, 02/28/21	1,310,800	1,312,541
1.25%, 03/31/21	1,638,200	1,599,837
2.25%, 03/31/21	589,000	594,165
1.38%, 04/30/21	250,000	244,946
2.25%, 04/30/21	1,638,200	1,652,374
3.13%, 05/15/21	4,325,300	4,490,793
1.38%, 05/31/21	1,966,200	1,924,841
2.00%, 05/31/21	250,000	250,034
1.13%, 06/30/21 (b)	1,000,000	969,590
2.13%, 06/30/21	655,300	658,065
1.13%, 07/31/21	3,000,000	2,905,723
2.25%, 07/31/21	786,600	792,914
2.13%, 08/15/21	655,300	657,719
1.13%, 08/31/21	1,000,000	967,285
2.00%, 08/31/21	1,310,800	1,309,674
1.13%, 09/30/21	1,966,200	1,899,688
2.13%, 09/30/21 (b)	2,820,800	2,830,221
1.25%, 10/31/21	1,155,300	1,120,731
2.00%, 10/31/21	1,310,800	1,308,496
2.00%, 11/15/21 (b)	4,488,200	4,482,853
1.75%, 11/30/21 (b)	5,979,900	5,909,239
1.88%, 11/30/21	1,310,800	1,302,736
2.00%, 12/31/21	2,129,900	2,123,826
2.13%, 12/31/21	1,802,200	1,807,198
1.50%, 01/31/22	1,819,100	1,777,460
1.88%, 01/31/22	1,674,500	1,660,437
2.00%, 02/15/22	655,300	653,803
1.75%, 02/28/22	1,860,800	1,836,740
1.88%, 02/28/22 (b)	6,500,000	6,442,490
1.75%, 03/31/22 (b)	1,746,800	1,722,611
1.88%, 03/31/22	2,829,000	2,802,312
1.75%, 04/30/22 (b)	4,885,300	4,813,166
1.88%, 04/30/22	2,250,000	2,227,544
1.75%, 05/15/22	1,869,100	1,842,414
1.75%, 05/31/22	2,810,000	2,766,368
1.88%, 05/31/22	2,293,600	2,271,918
1.75%, 06/30/22	2,500,000	2,459,326
2.13%, 06/30/22 (b)	1,837,900	1,838,690
1.88%, 07/31/22	2,550,000	2,521,063
2.00%, 07/31/22	2,038,200	2,027,332
1.63%, 08/15/22	2,319,100	2,269,593
1.63%, 08/31/22	3,327,000	3,251,298
1.88%, 08/31/22 (b)	3,470,000	3,429,810
1.75%, 09/30/22	2,548,900	2,503,199
1.88%, 09/30/22	3,700,000	3,655,412
1.88%, 10/31/22	2,216,200	2,188,800
2.00%, 10/31/22	4,000,000	3,974,844
1.63%, 11/15/22	4,254,400	4,153,109
2.00%, 11/30/22	6,371,600	6,328,542
2.13%, 12/31/22	2,060,800	2,057,902
1.75%, 01/31/23	1,810,800	1,774,053
2.00%, 02/15/23	3,414,600	3,385,523
1.50%, 02/28/23	2,293,600	2,217,221
1.50%, 03/31/23	2,200,000	2,124,633
1.63%, 04/30/23	1,660,800	1,612,955
1.75%, 05/15/23	3,684,400	3,600,422
1.63%, 05/31/23	2,129,900	2,066,461
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 06/30/23	2,000,000	1,912,734
1.25%, 07/31/23	1,250,000	1,185,937
2.50%, 08/15/23	2,602,200	2,642,046
1.38%, 08/31/23	1,832,900	1,749,060
1.38%, 09/30/23	2,274,500	2,168,683
1.63%, 10/31/23	1,950,000	1,884,911
2.75%, 11/15/23 (b)	4,138,200	4,257,658
2.13%, 11/30/23 (b)	2,230,900	2,217,828
2.25%, 12/31/23	1,975,200	1,974,814
2.25%, 01/31/24 (b)	2,324,500	2,322,775
2.75%, 02/15/24 (b)	3,900,000	4,008,926
2.13%, 02/29/24	2,464,100	2,443,117
2.13%, 03/31/24	2,254,400	2,233,969
2.00%, 04/30/24	2,400,000	2,359,406
2.50%, 05/15/24 (b)	5,457,600	5,527,099
2.00%, 05/31/24	2,100,000	2,063,660
2.00%, 06/30/24 (b)	4,500,000	4,419,316
2.13%, 07/31/24	2,550,000	2,522,757
2.38%, 08/15/24 (b)	5,176,900	5,199,448
1.88%, 08/31/24	1,300,000	1,265,875
2.13%, 09/30/24	1,750,000	1,729,902
2.25%, 10/31/24	1,750,000	1,743,369
2.25%, 11/15/24 (b)	4,126,900	4,109,973
2.13%, 11/30/24	4,250,000	4,198,203
2.00%, 02/15/25	3,798,900	3,716,393
2.13%, 05/15/25	2,821,600	2,780,268
2.00%, 08/15/25 (b)	4,207,400	4,102,051
2.25%, 11/15/25	4,580,200	4,541,197
1.63%, 02/15/26	4,795,800	4,526,505
1.63%, 05/15/26	4,574,500	4,307,178
1.50%, 08/15/26 (b)	6,971,600	6,480,323
2.00%, 11/15/26	4,424,900	4,279,708
2.25%, 02/15/27 (b)	4,982,600	4,912,824
2.38%, 05/15/27 (b)	5,400,000	5,377,746
2.25%, 08/15/27	5,092,000	5,012,736
2.25%, 11/15/27	4,100,000	4,040,182
Total Treasuries
(Cost $601,455,397)		597,746,229

Government Related 6.8% of net assets

Agency 3.2%
Foreign 1.5%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	755,000	744,722
Canada 0.0%
Export Development Canada
1.63%, 01/17/20	500,000	496,569
Colombia 0.1%
Ecopetrol S.A.
7.63%, 07/23/19	100,000	108,000
5.88%, 09/18/23	296,000	331,150
5.88%, 05/28/45	500,000	506,250
		945,400
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (e)	1,250,000	1,245,238
1.88%, 04/01/19 (e)	330,000	330,051
1.00%, 07/15/19 (e)	524,000	516,545
1.50%, 09/09/19 (e)	1,000,000	992,632

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 01/27/20 (e)	362,000	377,339
1.50%, 04/20/20 (e)	1,000,000	988,433
1.88%, 06/30/20 (e)	1,000,000	996,572
2.75%, 09/08/20 (e)	362,000	368,904
1.50%, 06/15/21 (e)	983,000	960,652
2.38%, 08/25/21 (e)	524,000	527,684
2.13%, 03/07/22 (b)(e)	500,000	497,534
2.50%, 11/20/24 (b)(e)	1,030,000	1,031,303
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (e)	100,000	97,004
		8,929,891
Japan 0.2%
Japan Bank for International Corp.
1.75%, 05/28/20	2,500,000	2,466,871
1.50%, 07/21/21	750,000	725,062
2.38%, 11/16/22	250,000	247,957
		3,439,890
Mexico 0.4%
Petroleos Mexicanos
5.50%, 02/04/19	195,000	201,981
3.50%, 07/23/20	330,000	336,125
5.50%, 01/21/21	330,000	352,688
4.88%, 01/24/22	1,000,000	1,047,990
3.50%, 01/30/23	688,000	676,648
4.50%, 01/23/26	500,000	501,150
6.50%, 03/13/27 (d)	1,000,000	1,104,000
6.50%, 06/02/41	330,000	344,754
5.50%, 06/27/44	334,000	313,292
5.63%, 01/23/46 (d)	862,000	808,125
6.75%, 09/21/47	207,000	219,399
		5,906,152
Norway 0.0%
Statoil A.S.A.
2.45%, 01/17/23	100,000	99,460
3.70%, 03/01/24	393,000	413,146
5.10%, 08/17/40	164,000	193,463
		706,069
Republic of Korea 0.1%
Export-Import Bank of Korea
1.50%, 10/21/19	200,000	196,219
4.00%, 01/14/24	500,000	526,075
The Korea Development Bank
2.25%, 05/18/20	500,000	494,193
3.00%, 09/14/22	688,000	689,023
		1,905,510
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	400,000	397,033
1.75%, 08/28/20	500,000	494,868
		891,901
		23,966,104
U.S. 1.7%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	750,000	759,097
Fannie Mae
1.13%, 10/19/18	131,000	130,384
1.63%, 11/27/18	655,000	654,820
1.00%, 02/26/19	500,000	495,457
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 07/26/19 (a)	655,000	647,379
1.75%, 09/12/19	655,000	654,034
1.00%, 10/24/19	200,000	196,859
1.75%, 11/26/19	1,633,000	1,630,807
1.50%, 02/28/20	250,000	247,873
1.50%, 06/22/20	805,000	796,721
1.90%, 10/27/20 (a)	250,000	248,761
1.50%, 11/30/20	164,000	161,888
1.88%, 12/28/20	350,000	349,052
1.38%, 10/07/21	1,000,000	974,385
2.00%, 01/05/22	100,000	99,567
2.63%, 09/06/24	330,000	335,226
2.13%, 04/24/26	1,000,000	969,639
1.88%, 09/24/26 (b)	500,000	472,691
6.03%, 10/08/27	164,000	210,172
6.63%, 11/15/30	530,000	747,797
5.63%, 07/15/37	100,000	138,720
Federal Farm Credit Bank
1.95%, 11/02/21	750,000	746,236
1.92%, 04/19/22 (a)	330,000	324,927
Federal Home Loan Bank
1.25%, 01/16/19 (b)	500,000	497,275
1.13%, 06/21/19	250,000	247,541
0.88%, 08/05/19	430,000	423,358
1.38%, 11/15/19 (b)	3,000,000	2,967,390
1.70%, 05/15/20 (a)	250,000	248,499
1.75%, 07/13/20 (a)	350,000	347,139
1.13%, 07/14/21	750,000	726,547
1.88%, 11/29/21	655,000	649,839
1.88%, 12/09/22	1,640,000	1,614,649
5.50%, 07/15/36	330,000	448,365
Freddie Mac
1.13%, 04/15/19	235,000	232,996
1.75%, 05/30/19	500,000	499,867
1.25%, 07/26/19 (a)	500,000	495,281
1.25%, 08/01/19	1,700,000	1,683,966
1.25%, 10/02/19	250,000	247,379
1.50%, 01/17/20	250,000	247,975
1.80%, 04/13/20 (a)	350,000	348,318
1.38%, 04/20/20	750,000	741,319
1.13%, 08/12/21	500,000	483,296
1.93%, 08/27/21 (a)	500,000	496,124
2.38%, 01/13/22	300,000	303,145
6.75%, 03/15/31	200,000	286,228
6.25%, 07/15/32	500,000	700,938
Private Export Funding Corp.
2.30%, 09/15/20	655,000	658,382
Tennessee Valley Authority
3.88%, 02/15/21	221,000	233,540
4.65%, 06/15/35	655,000	794,713
4.63%, 09/15/60	150,000	186,192
		28,802,753
		52,768,857

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Province of Alberta
1.90%, 12/06/19	250,000	248,739
Province of British Columbia
2.00%, 10/23/22	250,000	245,923

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Manitoba
1.75%, 05/30/19	100,000	99,639
3.05%, 05/14/24	724,000	740,402
2.13%, 06/22/26	330,000	312,041
Province of Ontario
2.00%, 01/30/19	500,000	500,341
4.00%, 10/07/19	263,000	272,174
4.40%, 04/14/20	905,000	951,154
Province of Quebec
3.50%, 07/29/20	275,000	284,552
2.75%, 04/12/27	250,000	248,450
7.50%, 09/15/29	496,000	708,160
		4,611,575
		4,611,575
U.S. 0.7%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	1,400,000	2,037,406
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	330,000	512,378
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,100,000	1,615,966
7.55%, 04/01/39	200,000	310,304
7.30%, 10/01/39	500,000	742,165
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (a)	330,000	370,653
City of New York NY
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	273,420
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	302,438
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	439,807
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	662,000	659,047
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	519,944
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	750,000	962,745
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	250,000	348,630
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	135,955
Metropolitan Transportation Auth
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	469,484
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	516,985
Security Rate, Maturity Date	Face Amount ($)	Value ($)
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	379,434
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	330,000	434,188
		11,030,949
		15,642,524

Sovereign 1.0%
Chile 0.1%
Republic of Chile
3.13%, 01/21/26	1,000,000	1,015,500
Colombia 0.2%
Republic of Colombia
4.00%, 02/26/24 (a)	300,000	311,625
3.88%, 04/25/27 (a)	500,000	507,875
7.38%, 09/18/37	362,000	485,442
5.00%, 06/15/45 (a)	1,000,000	1,047,500
		2,352,442
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21 (b)	924,000	1,032,829
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	200,000	212,996
Italy 0.0%
Republic of Italy
6.88%, 09/27/23	164,000	195,480
5.38%, 06/15/33	250,000	292,829
		488,309
Mexico 0.2%
Mexico Government International Bond
4.00%, 10/02/23	250,000	263,500
4.15%, 03/28/27	500,000	524,125
United Mexican States
3.50%, 01/21/21	230,000	241,155
3.63%, 03/15/22	300,000	313,950
4.13%, 01/21/26	688,000	723,948
6.75%, 09/27/34	362,000	476,030
6.05%, 01/11/40	524,000	625,001
4.75%, 03/08/44	650,000	662,025
5.75%, 10/12/10	70,000	75,285
		3,905,019
Panama 0.1%
Republic of Panama
3.75%, 03/16/25 (a)	750,000	785,625
6.70%, 01/26/36	131,000	175,540
		961,165
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	496,000	535,432
5.63%, 11/18/50	295,000	378,337
		913,769

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.1%
Republic of the Philippines
4.00%, 01/15/21	200,000	210,704
7.75%, 01/14/31	350,000	500,300
6.38%, 01/15/32	300,000	391,965
3.95%, 01/20/40	1,000,000	1,033,413
		2,136,382
Poland 0.1%
Republic of Poland
6.38%, 07/15/19	350,000	374,679
5.13%, 04/21/21	362,000	394,665
5.00%, 03/23/22	500,000	550,200
		1,319,544
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	200,000	213,178
2.75%, 01/19/27	250,000	245,999
		459,177
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	263,000	288,774
5.10%, 06/18/50	330,000	363,825
		652,599
		15,449,731

Supranational* 1.6%
African Development Bank
1.13%, 09/20/19	500,000	492,937
Asian Development Bank
1.88%, 04/12/19	1,000,000	1,000,496
1.50%, 01/22/20	330,000	326,821
1.63%, 05/05/20	500,000	495,612
2.00%, 02/16/22	250,000	248,008
1.88%, 02/18/22	250,000	246,741
1.88%, 08/10/22	600,000	590,043
2.00%, 01/22/25	851,000	826,421
Corp. Andina de Fomento
2.00%, 05/10/19	150,000	149,563
4.38%, 06/15/22	362,000	388,397
Council of Europe Development Bank
1.75%, 11/14/19	500,000	497,957
1.63%, 03/10/20	330,000	327,234
European Bank for Reconstruction & Development
0.88%, 07/22/19	2,500,000	2,458,387
European Investment Bank
1.63%, 12/18/18	655,000	653,884
1.88%, 03/15/19	655,000	655,257
1.25%, 05/15/19	250,000	247,800
1.75%, 06/17/19	1,155,000	1,152,805
1.13%, 08/15/19	750,000	740,531
2.88%, 09/15/20	393,000	401,819
1.38%, 09/15/21	400,000	386,758
2.25%, 03/15/22	500,000	499,457
2.38%, 06/15/22	850,000	853,074
2.25%, 08/15/22	1,000,000	998,378
2.13%, 04/13/26 (b)	500,000	483,694
Inter-American Development Bank
3.88%, 09/17/19	330,000	341,372
1.88%, 03/15/21	1,506,000	1,494,687
2.13%, 01/18/22 (b)	1,500,000	1,496,723
2.00%, 06/02/26	524,000	503,388
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Bank for Reconstruction & Development
1.88%, 03/15/19	500,000	500,428
0.88%, 08/15/19	330,000	324,492
1.88%, 10/07/19	350,000	349,910
2.13%, 11/01/20 (b)	1,200,000	1,202,850
1.38%, 05/24/21	900,000	877,178
2.00%, 01/26/22	524,000	520,081
1.63%, 02/10/22	655,000	640,485
2.13%, 02/13/23	655,000	647,426
4.75%, 02/15/35	830,000	1,056,495
International Finance Corp.
1.75%, 09/16/19	500,000	498,847
1.13%, 07/20/21	164,000	158,142
Nordic Investment Bank
1.50%, 09/29/20	300,000	295,602
		26,030,180
Total Government Related
(Cost $109,603,566)		109,891,292

Securitized 30.3% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
Honda Auto Receivables Owner Trust
Series 2016-2 Class A4
1.62%, 08/15/22 (a)	1,926,000	1,913,695
Series 2016-4 Class A3
1.21%, 12/18/20 (a)	365,000	361,680
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (a)	576,000	572,536
Nissan Auto Receivables Owner Trust
Series 2015-B Class A4
1.79%, 01/15/22 (a)	100,000	99,666
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2017-A3 Class A3
1.77%, 11/15/22 (a)	200,000	198,611
Capital One Multi-Asset Execution Trust
Series 2017-A4 Class A4
1.99%, 07/17/23 (a)	750,000	747,308
Chase Issuance Trust
Series 2016-A5 Class A5
1.27%, 07/15/21 (a)	175,000	172,979
Series 2015-A4 Class A4
1.84%, 04/15/22 (a)	400,000	398,118
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (a)	1,165,000	1,167,445
Series 2012-A6 Class A6
1.67%, 01/18/22 (a)	618,000	614,856
Series 2015-A4 Class A4
2.19%, 04/17/23 (a)	1,000,000	1,001,574
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (a)	911,000	916,338
		8,164,806

Commercial Mortgage-Backed Securities 1.8%
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 09/10/49 (a)	289,000	288,636

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	248,299
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(b)	2,602,000	2,742,295
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	681,000	717,942
Citigroup Commercial Mortgage Trust
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	1,260,000	1,307,705
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	75,000	76,576
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (a)	1,443,000	1,546,325
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	305,535
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(c)	200,000	212,503
COMM 2014-LC17 Mortgage Trust
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	47,499
COMM 2014-UBS4 Mortgage Trust
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	500,000	520,944
COMM 2015-PC1 Mortgage Trust
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,025,000	1,065,529
Commercial Mortgage Pass-Through Certificates
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	630,867
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (a)	1,000,000	1,047,671
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	131,000	137,610
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(c)(f)	200,000	199,315
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(c)(f)	785,000	755,383
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K004 Class A2
4.19%, 08/25/19 (a)	393,000	405,493
Series K015 Class A1
2.26%, 10/25/20 (a)	67,830	68,013
Series K014 Class A1
2.79%, 10/25/20 (a)	216,497	218,250
Series K714 Class A2
3.03%, 10/25/20 (a)	498,000	508,638
Series K014 Class A2
3.87%, 04/25/21 (a)	250,000	262,140
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	128,221
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	247,733
Series K024 Class A2
2.57%, 09/25/22 (a)	131,000	132,010
Series K030 Class A1
2.78%, 09/25/22 (a)	87,765	88,872
Series K026 Class A2
2.51%, 11/25/22 (a)	1,019,000	1,023,860
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K029 Class A2
3.32%, 02/25/23 (a)(c)(g)	923,000	961,419
Series K035 Class A1
2.62%, 03/25/23 (a)	218,008	220,064
Series K037 Class A1
2.59%, 04/25/23 (a)(b)	359,550	362,869
Series K725 Class A1
2.67%, 05/25/23 (a)	296,015	299,709
Series K033 Class A2
3.06%, 07/25/23 (a)	131,000	134,857
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	105,318
Series K035 Class A2
3.46%, 08/25/23 (a)(c)(g)	983,000	1,031,270
Series K725 Class A2
3.00%, 01/25/24 (a)	300,000	307,453
Series K037 Class A2
3.49%, 01/25/24 (a)	50,000	52,623
Series K040 Class A2
3.24%, 09/25/24 (a)	531,000	552,324
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	651,756
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	511,702
Series K048 Class A2
3.28%, 06/25/25 (a)(c)	1,150,000	1,194,705
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	102,833
Series K062 Class A2
3.41%, 12/25/26 (a)	1,000,000	1,042,516
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	486,902	499,863
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	214,224
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A1
2.10%, 03/15/50 (a)	92,166	91,794
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10 Class A4
4.22%, 07/15/46 (a)(b)(c)(h)	670,000	715,053
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	300,000	318,918
Series 2014-C16 Class A2
2.85%, 06/15/47 (a)	100,000	100,941
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	100,792
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,343,746
Series 2016-C29 Class A2
2.79%, 05/15/49 (a)	150,000	151,389
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	52,611
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A3
2.53%, 12/10/45 (a)	350,000	351,439
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	255,133
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(c)(h)	1,409,000	1,507,379
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	300,000	305,457
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	200,000	204,157

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-C33 Class A3
3.16%, 03/17/59 (a)	155,000	155,902
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	1,020,000	1,058,246
		29,892,326

Mortgage-Backed Securities Pass-Through 28.0%
Fannie Mae
5.00%, 12/01/17 to 08/01/43 (a)	5,072,594	5,533,992
4.50%, 06/01/20 to 10/01/46 (a)	6,696,431	7,177,118
3.50%, 11/01/20 to 10/01/47 (a)	50,352,604	51,800,682
4.00%, 04/01/24 to 10/01/47 (a)	29,879,480	31,372,442
5.50%, 08/01/25 to 02/01/42 (a)	3,198,877	3,573,089
3.00%, 10/01/26 to 04/01/47 (a)	40,389,886	40,628,517
2.50%, 07/01/27 to 12/01/46 (a)	12,207,238	12,170,905
6.50%, 07/01/28 to 05/01/40 (a)	499,203	565,909
2.00%, 08/01/28 to 01/01/32 (a)	1,562,899	1,525,807
6.00%, 04/01/35 to 07/01/41 (a)	1,864,216	2,113,344
4.50%, 12/01/41 (a)(b)	818,975	877,868
3.00%, 05/01/46 (a)(b)	3,536,766	3,531,289
Fannie Mae TBA
2.50%, 12/01/32 (a)(i)	2,500,000	2,494,727
3.00%, 12/01/32 to 12/01/47 (a)(i)	14,000,000	14,072,103
3.50%, 12/01/32 to 12/01/47 (a)(i)	8,000,000	8,215,215
4.00%, 12/01/47 (a)(i)	7,000,000	7,313,906
4.50%, 12/01/47 (a)(i)	5,000,000	5,319,043
Freddie Mac
5.00%, 01/01/19 to 04/01/44 (a)	2,730,288	2,977,800
4.50%, 12/01/19 to 12/01/45 (a)	3,827,215	4,097,300
5.50%, 08/01/22 to 06/01/41 (a)	2,025,000	2,251,685
2.00%, 08/01/23 to 12/01/31 (a)	880,512	863,439
4.00%, 03/01/24 to 09/01/47 (a)	15,080,778	15,813,162
3.50%, 01/01/26 to 09/01/47 (a)	28,238,799	29,064,783
6.50%, 03/01/26 to 07/01/38 (a)	117,919	131,464
3.00%, 08/01/26 to 04/01/47 (a)	29,385,678	29,555,916
2.50%, 04/01/27 to 12/01/46 (a)	9,571,436	9,573,194
6.00%, 05/01/32 to 10/01/38 (a)	982,558	1,112,755
4.50%, 03/01/41 to 07/01/42 (a)(b)	780,032	832,587
4.00%, 03/01/44 (a)(b)	987,216	1,032,536
Freddie Mac TBA
2.50%, 12/01/32 (a)(i)	500,000	498,984
3.00%, 12/01/32 to 12/01/47 (a)(i)	9,500,000	9,528,907
3.50%, 12/01/32 to 12/01/47 (a)(i)	9,000,000	9,235,675
4.00%, 12/01/47 (a)(i)	4,500,000	4,701,244
4.50%, 12/01/47 (a)(i)	3,000,000	3,189,434
Ginnie Mae
3.00%, 04/20/27 to 02/20/47 (a)	24,375,224	24,656,698
2.50%, 08/20/27 to 01/20/47 (a)	2,215,567	2,189,017
5.50%, 04/15/33 to 12/20/45 (a)	1,252,185	1,390,113
6.50%, 10/20/37 (a)	103,344	122,516
5.00%, 05/20/38 to 07/20/47 (a)	3,545,259	3,863,448
4.00%, 08/15/39 to 03/20/47 (a)	17,762,978	18,684,397
6.00%, 08/20/39 to 02/20/40 (a)	969,996	1,085,941
4.50%, 09/20/39 to 10/20/47 (a)	6,089,110	6,482,006
3.50%, 11/20/40 to 09/20/47 (a)	28,691,673	29,765,259
3.50%, 04/20/45 to 09/20/46 (a)(b)	13,238,580	13,710,368
3.00%, 11/20/45 to 10/20/46 (a)(b)	9,931,263	10,021,026
Ginnie Mae TBA
3.00%, 12/01/47 (a)(i)	3,500,000	3,527,344
3.50%, 12/01/47 (a)(i)	8,000,000	8,273,281
4.00%, 12/01/47 (a)(i)	5,000,000	5,222,266
4.50%, 12/01/47 (a)(i)	3,000,000	3,159,902
		454,900,403
Total Securitized
(Cost $495,196,206)		492,957,535
Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (j)	7,438,133	7,438,133
Total Other Investment Company
(Cost $7,438,133)		7,438,133

Short-Term Investments 8.7% of net assets

Government Related 8.7%
Federal Home Loan Bank
1.01%, 12/07/17 (k)	2,000,000	1,999,616
1.02%, 12/01/17 (k)	20,000,000	20,000,000
1.02%, 12/06/17 (k)	2,000,000	1,999,680
1.02%, 12/07/17 (k)	3,000,000	2,999,424
1.03%, 12/19/17 (k)	1,500,000	1,499,138
1.03%, 12/20/17 (k)	3,000,000	2,998,179
1.04%, 12/21/17 (k)	3,000,000	2,998,083
1.05%, 12/27/17 (k)	6,000,000	5,995,014
1.15%, 12/29/17 (k)	22,000,000	21,980,332
1.17%, 01/12/18 (k)	25,000,000	24,963,825
1.19%, 01/09/18 (k)	25,000,000	24,966,425
1.25%, 01/26/18 (k)	30,000,000	29,941,667
Total Short-Term Investments
(Cost $142,345,834)		142,341,383
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Variable-rate security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,734,667 or 0.4% of net assets.
(e)	Guaranteed by the Republic of Germany.
(f)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(g)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(h)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(i)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(j)	The rate shown is the 7-day yield.
(k)	The rate shown is the purchase yield.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$416,186,376	$—	$416,186,376
Treasuries	—	597,746,229	—	597,746,229
Government Related[1]	—	109,891,292	—	109,891,292
Securitized [1]	—	492,957,535	—	492,957,535
Other Investment Company[1]	7,438,133	—	—	7,438,133
Short-Term Investments[1]	—	142,341,383	—	142,341,383
Total	$7,438,133	$1,759,122,815	$—	$1,766,560,948
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450NOV17

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security's rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 96.7% of net assets
ALABAMA 1.8%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	5.00%	09/01/27	1,000,000	1,242,300
Special Obligation RB Series 2017A	5.00%	06/01/37 (a)	1,000,000	1,189,210
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	553,005
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (b)	1,160,000	1,166,821
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	132,629
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	980,523
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,188,660
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	549,365
RB Series 2017	5.00%	05/01/26	200,000	239,208
RB Series 2017	5.00%	05/01/27	250,000	301,640
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	3,055,741
				11,599,102
ALASKA 1.6%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,105,000
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,050,330
GO Bonds Series 2017A	5.00%	06/30/22 (a)	3,895,000	4,198,693
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20 (c)	820,000	888,675
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (a)(c)	1,130,000	1,255,080
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (a)(c)	1,790,000	1,988,135
				10,485,913
ARIZONA 1.0%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,060,970
Higley USD #60
GO & Refunding Bonds Series 2015	4.00%	07/01/20	305,000	321,964
1

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Payson USD #10
GO Bonds Series 2008B	5.75%	07/01/28 (a)(b)(c)	1,375,000	1,410,008
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	550,000
COP Series 2013A	5.00%	12/01/18	400,000	413,888
COP Series 2013A	5.00%	12/01/19	500,000	530,960
GO Bonds Series 2012A	4.00%	07/01/22	140,000	153,402
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	762,832
Refunding COP Series 2014	4.00%	07/01/23	700,000	771,554
University Medical Center Corp
Hospital RB Series 2009	6.00%	07/01/18 (c)	300,000	307,890
				6,283,468
ARKANSAS 1.1%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (a)	530,000	529,306
Crittenden Cnty
Sales & Use Tax Bonds Series 2017	5.00%	03/01/20	900,000	960,507
Sales & Use Tax Bonds Series 2017	5.00%	03/01/21	650,000	711,106
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	35,000	35,095
Little Rock
LT GO & Refunding Bonds Series 2012	3.10%	03/01/32 (a)	490,000	492,171
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	768,148
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	768,228
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,210,000	1,266,120
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	750,000	749,370
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (a)	955,000	961,236
				7,241,287
CALIFORNIA 9.5%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,058,290
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)	1,500,000	1,654,965
California
GO Bonds	5.00%	04/01/38 (a)(c)	500,000	506,250
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	5,000,000	6,045,500
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,590,000	3,093,444
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)(c)	2,005,000	2,171,976
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (c)	360,000	366,869
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	121,778
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/23 (d)	740,000	863,195
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/25 (d)	835,000	1,009,874
2

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/27 (d)	635,000	786,943
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/29 (a)(d)	775,000	935,758
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/33 (a)(d)	3,085,000	3,661,093
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	525,000	595,975
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	502,560
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	525,251
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,520,000	2,611,073
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (a)	1,500,000	1,741,365
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,119,950
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,561,394
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,199,440
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	186,358
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	125,000	134,160
Pasadena
Refunding COP Series 2015A	5.00%	02/01/27 (a)	750,000	892,740
Refunding COP Series 2015A	5.00%	02/01/28 (a)	725,000	855,594
Refunding COP Series 2015A	5.00%	02/01/29 (a)	650,000	760,994
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(c)	360,000	398,988
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/32 (a)(e)	1,000,000	607,430
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	886,242
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)	3,530,000	3,813,918
Salinas UHSD
GO BAN	0.00%	08/01/20 (a)(e)	2,000,000	1,898,760
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,179,051
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,750,000	1,140,335
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	938,955
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	596,040
GO Bonds Series 2010C	0.00%	07/01/34 (e)	1,550,000	880,664
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	707,720
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,079,320
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	1,924,528
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,401,176
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,235,000	1,409,580
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,163,700
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,476,725
3

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District #5) Series 2012	3.00%	10/01/21	140,000	147,402
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	500,000	554,965
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,198,051
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,340,161
				61,706,500
COLORADO 1.8%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	802,846
COP Series 2015	5.00%	12/01/24 (a)	375,000	408,765
COP Series 2015	5.00%	12/01/25 (a)	500,000	544,870
Colorado Health Facilities Auth
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/26	900,000	1,067,202
Refunding RB (Covenant Retirement Communities) Series 2015A	3.00%	12/01/17	700,000	700,000
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	588,812
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/18	500,000	507,920
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/19	400,000	416,588
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)	1,250,000	1,420,862
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (b)	1,000,000	1,025,440
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,018,826
Colorado Springs
Utilities System Refunding RB Series 2017A-1	5.00%	11/15/30 (a)	1,000,000	1,216,000
Utilities System Refunding RB Series 2017A-1	5.00%	11/15/31 (a)	600,000	726,078
				11,444,209
CONNECTICUT 0.6%
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series M	5.00%	07/01/20	1,055,000	1,136,520
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (a)	625,000	732,981
Oxford
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,470,475
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	467,523
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (a)	15,000	17,438
				3,824,937
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	825,000	856,804
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (a)(b)	300,000	321,012
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,302,093
				1,623,105
4

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
FLORIDA 6.7%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	523,190
Cape Coral
Utility Refunding Assessment Bonds Series 2017	2.75%	09/01/25	1,240,000	1,252,065
Utility Refunding Assessment Bonds Series 2017	2.75%	09/01/26	840,000	839,328
Utility Refunding Assessment Bonds Series 2017	3.00%	09/01/27	745,000	748,114
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (a)	1,000,000	1,002,250
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	55,000	57,345
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (a)	400,000	441,704
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,664,280
Fort Myers
Refunding RB Series 2016	4.00%	12/01/34 (a)	500,000	528,370
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	2,385,000	2,571,793
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,672,500
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,321,140
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,419,670
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/31 (a)	1,685,000	2,002,555
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/33 (a)	1,260,000	1,484,557
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	710,000	832,596
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	154,718
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,706,025
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	110,171
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	168,089
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	457,644
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	282,648
Miami Beach Redevelopment Agency
Tax Increment Refunding RB Series 2015A	4.00%	02/01/18	410,000	411,726
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	545,165
Aviation RB Series 2010A	5.50%	10/01/26 (a)(c)	1,135,000	1,255,764
Aviation RB Series 2010A	5.50%	10/01/26 (a)	3,555,000	3,923,902
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (a)	810,000	947,943
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (a)	575,000	659,226
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,329,641
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	624,624
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,911,650
Toll System RB Series 2014A	5.00%	07/01/24	625,000	735,756
5

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	300,828
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	445,000	461,251
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	895,696
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)(c)(f)	375,000	387,079
RB Series 2009	5.25%	10/01/18 (f)	1,525,000	1,573,480
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	200,000	217,040
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	194,432
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	549,553
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	403,393
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	224,462
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (a)	150,000	172,569
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	569,245
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	875,925
				43,411,102
GEORGIA 1.3%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	323,469
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	443,584
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	227,404
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	232,686
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016A	5.00%	10/01/46 (a)	6,000,000	7,010,220
				8,237,363
HAWAII 0.7%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	2,700,000	2,934,981
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	635,000	647,560
Honolulu
GO Bonds Series 2017A	5.00%	09/01/32 (a)	750,000	903,278
				4,485,819
IDAHO 1.4%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/33 (a)(f)	2,000,000	2,380,740
GO Bonds Series 2017B	5.00%	09/15/34 (a)(f)	1,055,000	1,250,122
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (b)(f)	1,535,000	1,583,613
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (b)(f)	1,835,000	1,988,333
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (b)(f)	745,000	820,968
6

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	386,697
General RB Series 2014	5.00%	04/01/24 (a)	200,000	223,942
General RB Series 2014	5.00%	04/01/26 (a)	300,000	332,895
				8,967,310
ILLINOIS 5.1%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	537,585
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,974,509
GO Refunding Bonds Series 2016B	5.00%	12/01/27 (a)	1,125,000	1,304,055
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,000,000	1,154,040
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	2,035,758
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,272,656
OHare PFC Refunding RB Series 2010D	5.00%	01/01/18 (b)	1,200,000	1,203,492
OHare PFC Refunding RB Series 2010D	5.00%	01/01/19 (b)	750,000	777,878
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)(b)	4,950,000	5,497,519
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,507,726
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,974,550
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	801,969
RB (Riverside Health) Series 2016	4.00%	11/15/34 (a)	1,000,000	1,016,570
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	680,562
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,076,275
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,487,618
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	271,695
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	513,423
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	825,587
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	466,240
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,514,492
				32,894,199
INDIANA 1.2%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	135,778
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	353,933
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	428,245
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	773,353
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,840,000	2,034,341
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,008,800
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,039,850
RB (Valparaiso Univ) Series 2017	5.00%	10/01/27	1,035,000	1,241,172
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	983,490
				7,998,962
7

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(c)	570,000	617,726
KANSAS 1.7%
Butler Cnty USD #375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	150,000	162,866
Butler Cnty USD #385
GO Refunding Bonds Series 2017	4.00%	09/01/27	1,000,000	1,137,290
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/25	250,000	296,247
GO Bonds Series 2017	5.00%	09/01/26	250,000	299,882
GO Bonds Series 2017	5.00%	09/01/27	450,000	543,690
GO Bonds Series 2017	5.00%	09/01/36 (a)	880,000	1,018,019
GO Bonds Series 2017	5.00%	09/01/37 (a)	435,000	502,434
Finney Cnty USD #457
GO Refunding Bonds Series 2016A	5.00%	09/01/25	1,265,000	1,502,946
GO Refunding Bonds Series 2016A	5.00%	09/01/26	2,035,000	2,441,044
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	420,840
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	446,268
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	487,318
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	491,053
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	275,068
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (a)	500,000	537,060
Johnson Cnty USD #512
GO Refunding Bonds Series 2016B	5.00%	10/01/25	500,000	603,715
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	120,000	128,718
				11,294,458
KENTUCKY 1.2%
Kentucky
COP 2015	4.00%	06/15/24	400,000	439,992
COP 2015	5.00%	06/15/25	400,000	470,652
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	766,642
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,304,138
Kentucky Turnpike Auth
Economic Development Road RB Series 2017A	5.00%	07/01/26	4,000,000	4,787,920
				7,769,344
LOUISIANA 1.3%
Louisiana Public Facilities Auth
Refunding RB (Dept of Public Safety) Series 2017	4.00%	08/01/20	1,315,000	1,389,745
Refunding RB (Dept of Public Safety) Series 2017	4.00%	08/01/21	500,000	537,110
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/18 (e)	500,000	491,215
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/19 (e)	750,000	719,085
Refunding RB (Ochsner Clinic Foundation) Series 2015	4.00%	05/15/19	250,000	257,638
8

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Ochsner Clinic Foundation) Series 2015	5.00%	05/15/21	800,000	879,984
Refunding RB (Ochsner Clinic Foundation) Series 2015	5.00%	05/15/23	350,000	400,043
Refunding RB (Ochsner Clinic Foundation) Series 2017	5.00%	05/15/27	900,000	1,064,655
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	717,024
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	729,855
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	591,717
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	440,416
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	280,807
				8,499,294
MARYLAND 2.9%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	789,495
Water RB Series 2013A	5.00%	07/01/20	150,000	162,496
Water RB Series 2013A	5.00%	07/01/21	450,000	501,624
Frederick Cnty
GO Refunding Bonds Series 2017A	5.00%	02/01/30	1,500,000	1,891,020
Public Facilities GO Refunding Bonds Series 2017A	5.00%	02/01/28	2,600,000	3,267,498
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	135,000	145,043
RB (Lifebridge Health) Series 2017	4.00%	07/01/35 (a)	750,000	789,007
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,135,460
Prince Georges Cnty
GO Bonds Series 2016B	4.00%	07/15/22 (b)	6,505,000	7,147,889
GO Bonds Series 2017A	3.00%	09/15/27	1,500,000	1,606,410
GO Bonds Series 2017A	3.00%	09/15/28 (a)	1,430,000	1,501,815
				18,937,757
MASSACHUSETTS 1.2%
Braintree
GO Refunding Bonds	5.00%	05/15/29	80,000	99,351
Martha's Vineyard Land Bank
Refunding RB Series 2017	5.00%	05/01/29 (a)	200,000	240,754
Massachusetts Development Finance Agency
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (a)	500,000	586,305
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,283,051
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	490,000	508,934
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	569,510
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18 (c)	530,000	531,468
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	355,000	355,841
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	3,355,000	3,516,980
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (c)	340,000	351,424
				8,043,618
9

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MICHIGAN 3.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	834,834
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,345,000	1,637,201
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,882,176
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,248,863
Livonia SD
ULT GO Bonds Series 2016 II	5.00%	05/01/31 (a)	2,675,000	3,084,944
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	940,000	1,044,190
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	650,859
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	592,620
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	651,525
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	442,244
Michigan Hospital Finance Auth
RB (Ascension Health) Series 1999B3	0.95%	11/15/33 (a)(c)	65,000	64,960
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	2,655,000	2,823,672
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (a)	1,785,000	1,895,813
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (a)	125,000	140,129
LT GO Bonds Series 2013	5.00%	11/01/23 (a)	150,000	167,493
LT GO Bonds Series 2013	5.00%	11/01/25 (a)	200,000	223,324
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	631,240
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	715,175
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	600,000	625,884
				19,357,146
MINNESOTA 1.6%
Mahtomedi ISD #832
GO Refunding Bonds Series 2014A	5.00%	02/01/21 (f)	550,000	606,463
GO Refunding Bonds Series 2014A	5.00%	02/01/22 (f)	400,000	451,912
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	304,767
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	515,805
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	628,896
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	424,972
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (f)	860,000	936,540
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,715,000	1,802,705
Saint Paul Housing & Redevelopment Auth
Health System RB (Fairview Health) Series 2017A	5.00%	11/15/27	400,000	485,616
Healthcare System RB (Fairview Health) Series 2017A	5.00%	11/15/28 (a)	500,000	598,350
Healthcare System RB (Fairview Health) Series 2017A	5.00%	11/15/29 (a)	400,000	475,604
10

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19 (f)	640,000	658,368
GO Refunding Bonds Series 2012A	5.00%	02/01/21 (f)	1,000,000	1,101,690
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20	220,000	241,562
General RB Series 2011D	5.00%	12/01/21	425,000	478,554
General RB Series 2013A	4.00%	02/01/20	545,000	572,632
				10,284,436
MISSISSIPPI 1.4%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (a)	4,250,000	5,313,562
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (a)	750,000	841,328
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	2,000,000	2,196,760
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	645,000	661,725
				9,013,375
MISSOURI 1.2%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	405,804
Refunding RB (Boone Hospital Center) Series 2016	5.00%	08/01/19	500,000	523,245
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	213,010
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	228,212
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	231,980
Independence SD
Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	1,000,000	1,240,550
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,149,870
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,204,581
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	564,015
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	555,015
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,218,600
				7,534,882
MONTANA 0.5%
Lewis & Clark Cnty SD #1
GO Bonds Series 2017	4.00%	07/01/20	1,000,000	1,055,620
GO Bonds Series 2017	4.00%	07/01/21	825,000	886,372
GO Bonds Series 2017	5.00%	07/01/22	920,000	1,043,528
				2,985,520
NEBRASKA 1.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	6,000,000	6,172,380
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (a)	80,000	80,049
S/F Housing RB Series 2013C	2.50%	03/01/35 (a)	605,000	608,279
11

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
S/F Housing RB Series 2013E	3.00%	03/01/43 (a)	260,000	262,049
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	2,280,000	2,388,551
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	259,403
Omaha Public Power District
Electric System RB Series 2016A	4.00%	02/01/33 (a)	190,000	202,095
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)	250,000	269,862
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)	275,000	295,864
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)	500,000	537,710
				11,076,242
NEVADA 1.7%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,294,841
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/18 (d)	455,000	465,137
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20 (d)	500,000	538,125
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25 (d)	600,000	698,058
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27 (d)	605,000	712,285
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/18 (b)	1,770,000	1,808,303
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18 (b)	5,375,000	5,489,434
				11,006,183
NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	189,176
RB (Dartmouth-Hitchcock ) Series 2009	6.00%	08/01/38 (a)	400,000	431,256
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (a)	225,000	229,696
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	525,000	545,911
				1,396,039
NEW JERSEY 3.2%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	227,606
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	345,738
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	293,390
Cranbury Township
GO Refunding Bonds	3.00%	12/01/17	285,000	285,000
GO Refunding Bonds	4.00%	12/01/18	400,000	410,728
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	418,440
Refunding Bonds Series 2016	3.00%	07/15/20	365,000	376,508
Refunding Bonds Series 2016	3.00%	07/15/21	375,000	390,004
Refunding Bonds Series 2016	4.00%	07/15/23	330,000	365,986
Refunding Bonds Series 2016	4.00%	07/15/24	300,000	336,795
12

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	264,437
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,059,505
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	692,912
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	553,490
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/17	425,000	425,000
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	476,913
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	506,655
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	543,609
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	527,304
Refunding RB Series 2012	4.00%	12/01/21	355,000	384,522
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	185,000	195,164
Refunding COP Series 2011	4.00%	06/15/21	205,000	219,705
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	487,018
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	746,851
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,159,718
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	737,075
County Guaranteed Refunding RB Series 2011	4.00%	09/15/21	625,000	677,169
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	88,324
Montclair Township
School Refunding Bonds Series 2016B	5.00%	10/01/27 (a)	500,000	612,625
School Refunding Bonds Series 2016B	4.00%	10/01/28 (a)	150,000	168,095
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	717,168
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	716,302
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (c)	2,250,000	2,379,622
New Jersey Housing & Mortgage Finance Agency
M/F Conduit RB (Aspen Riverpark Apts) Series 2016N	1.20%	10/01/19 (a)	1,765,000	1,762,776
Passaic Cnty
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	514,235
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	592,118
Princeton
GO Refunding Bond Series 2016	3.00%	01/01/26	450,000	483,048
				21,141,555
NEW MEXICO 0.5%
Albuquerque Municipal SD #12
GO Bonds Series 2015	5.00%	08/01/23	1,855,000	2,155,584
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	385,763
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	110,370
Santa Fe Gross Receipts Tax RB
Gross Receipt Tax Revenue & Refunding RB Series 2012A	4.00%	06/01/18	660,000	668,903
				3,320,620
13

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW YORK 8.0%
Build NYC Resource Corp
RB (Manhattan College) Series 2017	5.00%	08/01/27	200,000	242,088
RB (Manhattan College) Series 2017	5.00%	08/01/28 (a)	300,000	359,154
RB (Manhattan College) Series 2017	5.00%	08/01/29 (a)	900,000	1,063,170
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	297,143
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	349,470
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	195,000	222,647
East Rockaway
GO Refunding Bonds Series 2016	2.00%	07/15/19	505,000	508,687
GO Refunding Bonds Series 2016	2.00%	07/15/20	520,000	524,633
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	315,867
GO Refunding Bonds Series 2016	3.00%	07/15/25	605,000	643,998
GO Refunding Bonds Series 2016	3.00%	07/15/26	525,000	558,211
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	215,632
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	131,361
Metropolitan Transportation Auth
Transportation Refunding RB Series 2017C	5.00%	11/15/27 (d)	4,000,000	4,885,440
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	220,000	227,828
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	549,135
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	609,868
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	491,836
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,154,620
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	286,368
New York City
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,200,000	1,364,484
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,670,000	3,009,197
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,288,190
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,254,550
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	930,375
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	216,594
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)(b)	5,535,000	6,045,936
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,155,787
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	485,000	534,140
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	81,722
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,440,610
State Personal Income Tax RB Series 2009A	5.00%	02/15/18	140,000	141,061
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (c)	10,000	10,075
State Personal Income Tax RB series 2017A	5.00%	02/15/18 (a)(c)	2,850,000	2,871,432
State Personal Income Tax RB Series 2017A	5.00%	02/15/31 (a)	5,000,000	5,975,850
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	534,340
General RB Series I	5.00%	01/01/21	1,000,000	1,096,560
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	825,944
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,615,725
14

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17 (c)	160,000	160,194
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	410,000	410,488
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	453,906
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	889,610
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	267,615
Troy Capital Resource Corp
RB (Rensselaer Polytechnic Institute) Series 2015	5.00%	08/01/24	1,000,000	1,167,120
				52,378,661
NORTH CAROLINA 1.7%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,631,478
New Hanover Cnty
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,657,942
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	480,000	491,707
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (b)	5,000,000	5,566,350
				11,347,477
NORTH DAKOTA 0.2%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	661,050
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	432,727
				1,093,777
OHIO 1.5%
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,288,066
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (a)	1,955,000	2,035,468
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,043,160
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	567,605
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	576,610
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,147,580
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,119,558
General Receipts Bonds Series 2011B	5.00%	06/01/30 (a)	805,000	874,415
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	374,789
				10,027,251
OKLAHOMA 0.6%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,190,000	1,426,572
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (a)	1,070,000	1,261,273
15

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lease RB Series 2014A	4.00%	06/01/27 (a)	1,235,000	1,343,050
				4,030,895
OREGON 4.8%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2016	4.00%	08/01/46 (a)	1,000,000	988,180
Central Lincoln Peoples Utility District
Electric System RB Series 2016	5.00%	12/01/31 (a)	200,000	231,622
Electric System RB Series 2016	5.00%	12/01/33 (a)	120,000	137,953
Clackamas CCD
GO Bonds Series 2017B	5.00%	06/15/35 (a)	500,000	595,600
Clatsop Cnty SD
GO Bonds Series 2017A	0.00%	06/15/37 (a)(e)(f)	2,000,000	924,760
David Douglas SD #40
GO Refunding Bonds Series 2015	4.00%	12/01/19 (f)	600,000	628,236
Eugene
Refunding Water RB Series 2016	5.00%	08/01/26	265,000	324,368
Refunding Water RB Series 2016	5.00%	08/01/27 (a)	250,000	304,245
Refunding Water RB Series 2016	5.00%	08/01/28 (a)	100,000	120,997
Refunding Water RB Series 2016	5.00%	08/01/29 (a)	200,000	239,738
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,772,241
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,230,436
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	100,691
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	568,550
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	403,298
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	459,077
Kalamath Falls Intercommunity Hospital Auth
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/27 (a)	200,000	236,390
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/29 (a)	715,000	832,346
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/30 (a)	400,000	463,412
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (f)	2,195,000	2,322,310
Oregon Facilities Auth
RB (Legacy Health) Series 2016A	5.00%	06/01/32 (a)	1,000,000	1,152,420
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,232,000
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,423,813
Oregon Health Sciences Univ
RB Series 2017A	5.00%	07/01/34 (a)	1,500,000	1,774,065
RB Series 2017A	5.00%	07/01/42 (a)	1,200,000	1,399,512
RB Series 2017A	4.00%	07/01/46 (a)	1,760,000	1,841,259
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (a)	340,000	380,215
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	368,498
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	418,343
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,287,871
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	1,340,000	1,608,670
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (a)	1,290,000	1,329,461
				31,100,577
16

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
PENNSYLVANIA 2.1%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,518,453
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,885,000	3,137,582
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2015	4.00%	01/01/18	600,000	601,254
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,070,000	1,205,655
RB (Cabrini Univ) Series 2017	5.00%	07/01/25	1,125,000	1,278,056
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	845,970
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,693,802
RB (Villanova Univ) Series 2015	5.00%	08/01/28 (a)	175,000	205,849
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	95,846
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,039,740
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,158,478
				13,780,685
RHODE ISLAND 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	1,240,000	1,287,343
SOUTH CAROLINA 1.4%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	107,525
Refunding RB Series 2010B	5.00%	03/01/23	445,000	513,984
Greenwood Cnty
Hospital Facilities Refunding RB (Self Regional Healthcare) Series 2017	4.00%	10/01/36 (a)	2,455,000	2,537,586
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,106,440
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	900,504
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)	2,620,000	2,639,859
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,173,010
				8,978,908
SOUTH DAKOTA 0.5%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	307,344
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	500,000	514,385
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	170,777
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	02/01/23	150,000	172,662
LT Capital Outlay Refunding Certificates Series 2017C	3.00%	08/01/28 (a)	1,570,000	1,608,434
South Dakota Building Auth
RB Series 2011	4.00%	06/01/21 (a)	55,000	56,682
17

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2015	5.00%	11/01/27 (a)	250,000	294,785
RB (Sanford Health) Series 2015	5.00%	11/01/28 (a)	250,000	292,337
				3,417,406
TENNESSEE 0.7%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	506,457
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	683,064
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,080,255
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,157,520
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	107,716
				4,535,012
TEXAS 9.7%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(c)(f)	3,650,000	3,918,457
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	320,000	379,005
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (f)	250,000	300,093
Bryan
Refunding RB Series 2017	5.00%	07/01/28 (a)	770,000	925,009
Refunding RB Series 2017	5.00%	07/01/29 (a)	395,000	470,093
Refunding RB Series 2017	5.00%	07/01/30 (a)	1,250,000	1,480,700
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(f)	250,000	250,123
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(c)	780,000	823,945
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,298,671
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,761,406
Clifton Higher Education Finance Corp
Education Refunding RB (Idea Public Schools) Series 2017	5.00%	08/15/26 (f)	750,000	903,525
Education Refunding RB (Idea Public Schools) Series 2017	5.00%	08/15/27 (f)	1,000,000	1,217,910
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (b)	695,000	715,947
Corpus Cristi ISD
ULT School Building GO Series 2017A	2.00%	08/15/47 (a)(f)	1,000,000	1,003,820
Dallas-Fort Worth International Airport
RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,567,375
RB Series 2014C	5.00%	11/01/22	250,000	285,395
Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,295,000	1,417,675
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(f)	1,220,000	1,220,854
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(f)	1,775,000	1,774,982
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	1,028,924
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	467,780
18

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fort Worth
GO & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (g)	380,000	382,972
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(f)	1,525,000	1,526,830
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (f)	1,505,000	1,767,848
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (f)	205,000	234,131
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,007,480
La Joya ISD
ULT Refunding Bonds Series 2017	4.00%	02/15/27 (f)	3,290,000	3,722,010
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (f)	250,000	251,540
ULT GO Bonds Series 2014A	4.00%	08/15/20 (f)	745,000	789,365
ULT GO Bonds Series 2014A	4.00%	08/15/22 (f)	950,000	1,039,670
ULT GO Bonds Series 2014A	4.00%	08/15/23 (f)	950,000	1,052,885
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(f)	350,000	350,172
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,894,305
Mansfield ISD
ULT GO School Building Bonds Series 2012	2.50%	08/01/42 (a)(f)	2,500,000	2,585,925
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18 (f)	115,000	115,876
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (f)	860,000	904,376
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (f)	150,000	157,740
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	558,595
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/18 (e)(f)	725,000	723,289
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (e)(f)	660,000	649,222
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,929,543
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (f)	600,000	704,172
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (f)	1,000,000	1,190,320
Plano
GO Refunding Bond Series 2011	5.00%	09/01/21	650,000	724,171
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (f)	185,000	198,481
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(f)	450,000	489,600
San Antonio
Jr Lien RB Series 2015B	2.00%	02/01/33 (a)	3,000,000	3,020,220
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	534,165
Sienna Plantation Levee Improvement District
ULT GO Refunding Bonds Series 2014	4.00%	09/01/24 (a)	500,000	540,535
Spring ISD
ULT Refunding Bonds	5.00%	08/15/23 (f)	720,000	838,267
19

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (f)	195,000	202,993
ULT GO Bonds Series 2011	3.00%	02/15/20 (f)	110,000	113,287
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(f)	120,000	132,269
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2016A	5.00%	11/15/31 (a)	500,000	584,390
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(f)	400,000	416,736
Taylor ISD
ULT Refunding GO Bonds Series 2016	5.00%	02/15/23 (f)	710,000	817,657
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	340,000	354,345
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (f)	150,000	165,288
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,009,170
Trinity River Auth
Regional Wastewater System Revenue & Refunding Bonds Series 2017	3.00%	08/01/26	2,935,000	3,119,142
Whitehouse ISD
ULT GO Refunding Bonds Series 2016	0.00%	02/15/18 (e)(f)	750,000	747,600
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,101,920
				62,860,191
UTAH 0.9%
Granite SD
GO Refunding Bonds Series 2017B	5.00%	06/01/21 (d)(f)	1,000,000	1,110,820
GO Refunding Bonds Series 2017B	5.00%	06/01/22 (d)(f)	800,000	910,472
GO Refunding Bonds Series 2017B	5.00%	06/01/23 (d)(f)	800,000	928,264
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	667,700
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (a)	1,250,000	1,282,862
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (a)	1,055,000	1,079,307
				5,979,425
VERMONT 0.5%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	1,590,000	1,640,610
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,295,000	1,386,712
				3,027,322
VIRGINIA 1.4%
Alexandria
GO Refunding Bonds Series 2017C	5.00%	07/01/26	3,230,000	3,975,742
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (b)	455,000	467,276
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (b)(f)	825,000	849,536
20

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	250,175
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	1,400,000	1,510,418
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (a)	125,000	129,691
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	865,000	935,411
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	865,000	972,736
				9,090,985
WASHINGTON 3.2%
Adams Cnty Public Hospital District #2
ULT GO Bonds 2014	5.13%	12/01/44 (a)	3,660,000	3,847,429
Camas SD #117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (f)	1,850,000	1,850,000
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,022,720
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,845,000	2,107,636
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	816,042
Naches Valley SD #JT3
ULT GO Bonds 2014	5.00%	12/01/22 (f)	650,000	741,533
North Kitsap SD #400
ULT GO Bonds Series 2016	4.00%	12/01/33 (a)(f)	505,000	544,966
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	67,401
ULT GO Bonds 2013	5.00%	12/01/23 (f)	390,000	453,363
Snohomish Cnty SD #4 Lake Stevens
ULT GO Bonds Series 2017	5.00%	12/01/28 (a)(f)	580,000	702,937
ULT GO Bonds Series 2017	5.00%	12/01/30 (a)(f)	500,000	600,360
ULT GO Bonds Series 2017	5.00%	12/01/31 (a)(f)	500,000	599,430
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/42 (a)	2,750,000	3,046,862
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (f)	2,390,000	2,473,961
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	785,431
ULT GO Bonds 2013	5.00%	12/01/20	720,000	774,590
ULT GO Bonds 2013	5.00%	12/01/22	460,000	511,368
				20,946,029
WISCONSIN 1.8%
Appleton
GO Promissory Notes Series 2017	3.00%	04/01/25	1,480,000	1,558,647
GO Promissory Notes Series 2017	3.00%	04/01/26 (a)	695,000	726,657
Wisconsin
COP Series 2014B	5.00%	09/01/20	605,000	655,021
COP Series 2014B	5.00%	09/01/21 (a)	200,000	219,794
21

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Beloit College) Series 2016	5.00%	07/01/36 (a)	615,000	676,119
RB (Beloit College) Series 2016	5.00%	07/01/39 (a)	1,540,000	1,687,101
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	76,445
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/29 (a)	1,290,000	1,466,756
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,126,380
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,150,040
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	279,520
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,191,635
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,178,980
				11,993,095
Total Fixed-Rate Obligations
(Cost $613,885,661)				629,213,314

Variable-Rate Obligations 5.1% of net assets
ALASKA 0.0%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007D	0.94%	12/01/41 (a)(f)(h)	30,000	30,000
CALIFORNIA 1.7%
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.35%	12/01/27 (a)	6,000,000	6,000,000
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.34%	12/01/35 (a)	5,000,000	5,002,150
				11,002,150
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E
(SIFMA Municipal Swap Index + 0.75%)	1.72%	12/01/17 (a)	3,240,000	3,240,000
GEORGIA 0.6%
Georgia Municipal Electric Auth
RB Series 1985B	0.97%	06/01/20 (a)(f)(h)	4,000,000	4,000,000
NEW YORK 0.8%
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2015 Series BB2	0.96%	06/15/49 (a)(f)(h)	750,000	750,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A	0.99%	11/15/37 (a)(f)(h)	1,100,000	1,100,000
Housing RB (Related-42nd & 10th) Series 2010A	0.91%	11/01/41 (a)(f)(h)	3,400,000	3,400,000
				5,250,000
22

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OREGON 1.3%
Beaverton SD #48J
GO Bonds Series 2017D	0.00%	06/15/35 (a)(f)(i)	2,500,000	2,866,825
GO Bonds Series 2017D	0.00%	06/15/36 (a)(f)(i)	2,500,000	2,860,025
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	314,214
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	275,742
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	274,740
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	319,077
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	471,910
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	316,481
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	369,394
				8,068,408
UTAH 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C	0.92%	05/15/51 (a)(f)(h)	1,400,000	1,400,000
Total Variable-Rate Obligations
(Cost $32,561,352)				32,990,558
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Refunded bond.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $382,972 or 0.1% of net assets.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
M/F –	Multi-family
PFC –	Passenger facility charge
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
UFSD –	Union free school district
UHSD –	Union high school district
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

23

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$631,185,479	$—	$631,185,479
Variable-Rate Obligations[1]	—	31,018,394	—	31,018,394
Total	$—	$662,203,873	$—	$662,203,873
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017.
24

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security's rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 94.9% of net assets
CALIFORNIA 94.6%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(f)	2,205,000	2,317,565
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)(f)	235,000	262,333
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	578,649
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	165,000	196,266
Lease RB Series 2013A	5.25%	12/01/26 (b)	225,000	266,657
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	555,665
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,160,000	2,478,708
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/18	415,000	419,677
Refunding RB Series 2015	3.00%	09/02/19	530,000	539,858
Refunding RB Series 2015	4.00%	09/02/20	445,000	469,497
Refunding RB Series 2015	5.00%	09/02/21	270,000	301,663
Refunding RB Series 2015	5.00%	09/02/22	595,000	679,157
Refunding RB Series 2015	5.00%	09/02/23	625,000	727,362
Refunding RB Series 2015	5.00%	09/02/25	690,000	825,771
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (b)	1,000,000	1,110,690
Water System RB Series 2016A	5.00%	10/01/46 (b)	2,150,000	2,381,297
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	116,500
Lease RB Series 2014A	5.00%	05/01/22	375,000	426,143
Lease RB Series 2014A	5.00%	05/01/23	500,000	580,415
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,181,560
Antelope Valley CCD
GO Bonds Series A	5.25%	08/01/42 (b)	750,000	898,177
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	900,000	1,066,347
Bay Area Toll Auth
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,507,225
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	502,185
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	655,000	528,677
GO Bonds Series 2017	0.00%	08/01/34 (b)(c)	8,060,000	4,500,220
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)(f)	5,000,000	5,276,150
GO Bonds	5.63%	05/01/18 (b)	25,000	25,084
GO Bonds	5.00%	09/01/18	3,000,000	3,082,950
GO Bonds	5.50%	04/01/19	950,000	999,903
GO Bonds	5.00%	11/01/19	2,425,000	2,580,733
GO Bonds	5.00%	09/01/20	2,560,000	2,791,782
GO Bonds	5.00%	11/01/24 (b)	750,000	821,272
GO Bonds	5.00%	09/01/25 (b)	2,415,000	2,820,334
GO Bonds	5.00%	11/01/25 (b)(f)	255,000	279,233
GO Bonds	5.00%	11/01/30 (b)	5,000,000	6,090,950
GO Bonds	3.00%	12/01/32 (b)	3,200,000	3,266,720
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,521,016
GO Bonds	6.00%	11/01/35 (b)(f)	4,190,000	4,543,343
GO Bonds	5.00%	09/01/36 (b)	2,435,000	2,770,908
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,257,520
GO Refunding Bonds	5.00%	09/01/21	1,280,000	1,433,459
GO Refunding Bonds	5.00%	09/01/26	2,750,000	3,366,550
GO Refunding Bonds	5.25%	10/01/32 (b)(f)	1,960,000	2,209,586
GO Refunding Bonds Series 2017	5.00%	08/01/32 (b)	2,000,000	2,388,760
Veterans GO Bonds Series CQ	4.00%	12/01/47 (b)	5,000,000	5,361,900
California Dept of Water Resources
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	776,557
California Educational Facilities Auth
RB (Santa Clara Univ) Series 2017B	5.00%	04/01/32 (b)	675,000	810,216
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (f)	2,000,000	2,442,660
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (f)	680,000	700,794
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)(f)	145,000	155,956
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	278,770
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	203,567
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	364,039
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(f)	125,000	129,694
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	787,115
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,123,720
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	190,901
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	425,835
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	115,912
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	234,586
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	928,352
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (b)	200,000	226,922
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	922,783
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,916,972
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18 (d)	775,000	784,680
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (d)	245,000	265,404
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	502,830
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (b)	750,000	786,007
26

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (b)	670,000	737,114
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	950,000	1,080,501
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	294,850
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	386,549
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	408,300
California Municipal Finance Auth
RB (Univ of La Verne) Series 2017A	5.00%	06/01/27	1,000,000	1,206,320
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (b)	1,000,000	1,187,760
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	648,654
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,079,030
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	362,453
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,047,076
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (b)	520,000	631,597
Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (a)	360,000	437,314
Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (a)	350,000	429,496
Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(b)	1,040,000	1,227,814
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (b)	1,450,000	1,689,772
Refunding RB (Eisenhower Medicial Center) Series 2017B	5.00%	07/01/27	600,000	717,978
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(b)	250,000	300,415
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(b)	575,000	686,067
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(b)	250,000	296,883
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(b)	250,000	295,483
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	267,520
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	447,359
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (b)	425,000	478,380
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (b)	1,000,000	1,103,000
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)	1,000,000	1,138,930
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,137,400
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,126,420
Lease RB Series 2012A	5.00%	04/01/23 (b)	1,850,000	2,101,008
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,330,525
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,458,674
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,187,670
Lease Refunding RB (Riverside Campus) Series 2017H	5.00%	04/01/32 (b)	1,000,000	1,184,830
Lease Refunding RB (Riverside Campus) Series 2017H	5.00%	04/01/33 (b)	1,375,000	1,622,940
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,527,855
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	301,837
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	327,477
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	220,444
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	192,256
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (b)	590,000	674,358
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	361,393
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	102,356
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	208,638
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	109,111
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	918,536
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	796,180
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (d)	870,000	886,600
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	981,899
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	157,052
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	133,565
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	657,275
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	1,250,000	1,457,625
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	336,219
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	501,327
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	608,091
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	451,912
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(d)	1,300,000	1,594,801
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	108,345
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	82,094
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	128,059
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	465,000	535,010
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,258,739
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/31 (b)	500,000	585,680
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	740,270
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,195,000	3,693,228
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (b)	250,000	309,650
GO Refunding Bonds Series 2016F	5.50%	06/01/29 (b)	500,000	616,705
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (b)	500,000	613,695
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (b)	750,000	918,615
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (b)	125,000	139,519
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,093,053
Contra Costa Transportation Auth
Sales Tax RB Series 2015A	5.00%	03/01/27 (b)	310,000	371,935
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	380,000	445,554
GO Refunding Bonds Series 2014B	5.00%	08/01/22	245,000	280,701
GO Refunding Bonds Series 2014B	5.00%	08/01/23	2,005,000	2,345,108
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	213,222
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	319,724
Discovery Bay Public Financing Auth
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/25	225,000	273,884
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/26	240,000	295,651
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/27	250,000	311,213
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	563,872
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	505,000	460,075
28

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
El Dorado Irrigation District
Refunding RB Series 2014A	5.00%	03/01/19	85,000	88,720
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/21	450,000	502,214
Special Tax RB Series 2015	5.00%	09/01/22	450,000	513,396
Special Tax RB Series 2015	5.00%	09/01/23	775,000	901,867
Emery USD
GO Refunding Bonds Series 2017	5.00%	08/01/31 (b)	1,235,000	1,503,168
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	297,200
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	135,200
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	914,264
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,049,508
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	317,622
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,022,235
Lease Refunding RB Series 2017A	5.00%	04/01/28 (b)	1,415,000	1,707,565
Garden Grove USD
GO Bonds Series C	5.00%	08/01/28 (b)	50,000	58,161
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,403,400
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,030,803
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	340,000	382,282
Refunding COP Series 2014A	5.00%	12/01/22	375,000	430,496
Refunding COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,167,370
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	956,010
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	885,914
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/26	740,000	834,246
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,165,000	1,377,764
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	857,436
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,214,924
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,096,250
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22 (e)	695,000	762,901
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/24 (e)	785,000	933,632
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/26 (e)	645,000	790,518
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/28 (b)(e)	730,000	893,308
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	5.00%	08/01/32 (b)(e)	2,790,000	3,324,006
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	115,014
GO RB Series 2014	5.00%	07/15/24	150,000	179,801
Healdsburg USD
GO Bonds Series 2012C	0.00%	08/01/28 (b)(c)	275,000	201,226
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	439,501
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (b)	2,430,000	2,919,280
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,257,341
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,476,387
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	603,940
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	608,890
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (b)	1,085,000	1,269,049
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	501,610
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	598,867
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/18	1,235,000	1,275,310
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,526,122
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/29 (b)	1,000,000	1,199,410
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,787,775
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds (Housing Programs) Series 2017	4.00%	08/01/26	1,360,000	1,546,252
Tax Allocation Refunding Bonds (Housing Programs) Series 2017	5.00%	08/01/29 (b)	820,000	977,981
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	469,922
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	350,000	373,307
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	425,000	461,210
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,121,479
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (f)	4,950,000	5,350,653
Wastewater System Sub RB Series 2017A	5.00%	06/01/34 (b)	1,500,000	1,801,080
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	152,090
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	485,390
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)(d)	1,545,000	1,660,010
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	4.00%	09/01/18	830,000	847,222
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,642,118
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	3,880,000	4,592,640
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	850,552
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,156,060
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	32,416
Los Angeles Dept of Water & Power
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,453,954
Power System RB Series 2012A	5.00%	07/01/29 (b)	215,000	244,778
30

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,698,182
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,116,920
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,027,531
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	750,236
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,265,396
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	3,017,734
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,065,000	2,259,936
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	532,145
Lynwood USD
GO Bonds Series 2012D1	0.00%	08/01/41 (b)(c)	2,175,000	853,666
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,587,347
Malibu
COP Series 2009A	4.00%	07/01/18 (d)	75,000	76,195
COP Series 2009A	5.00%	07/01/20 (b)(d)	75,000	79,082
Menlo Park Successor Redevelopment Agency
Tax Allocation Refunding Bonds (Las Pulgas) 2015	5.00%	10/01/25	575,000	691,512
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	210,788
Moraga
COP 2013	4.00%	04/01/18	120,000	121,100
COP 2013	4.00%	04/01/25 (b)	145,000	160,815
COP 2013	5.00%	04/01/26 (b)	310,000	357,594
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,136,421
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	926,721
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	442,844
RB Series 2011A	5.00%	08/01/20	200,000	217,352
RB Series 2011A	5.00%	08/01/21	550,000	612,854
RB Series 2011A	5.75%	08/01/40 (b)	700,000	790,552
Mt. Diablo USD Community Facilities District #1
Special Tax Refunding Bonds Series 2016	5.00%	08/01/23	380,000	446,473
Special Tax Refunding Bonds Series 2016	5.00%	08/01/24	375,000	449,970
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,351,895
Norwalk La Mirada USD
GO Refunding Bonds 2017B	5.00%	08/01/44 (b)	2,540,000	2,984,068
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,146,690
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	727,310
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	390,000	459,202
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	510,035
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,221,379
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	2,068,815
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	573,585
GO Bonds Series 2015A	5.00%	08/01/23	700,000	820,386
GO Bonds Series 2015A	5.00%	08/01/24	600,000	717,042
GO Bonds Series 2015A	5.00%	08/01/25	150,000	182,277
GO Bonds Series 2016A	4.00%	08/01/36 (b)	1,000,000	1,066,290
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (b)	2,000,000	2,386,840
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	655,000	766,101
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	712,980
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	270,677
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	450,000	502,736
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,163,770
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,077,495
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,613,976
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,754,937
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	1,989,766
Pacifica
Refunding COP 2016	5.00%	01/01/24	250,000	292,075
Wastewater RB Series 2017	5.00%	10/01/32 (b)	1,030,000	1,234,187
Palm Desert Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/27 (b)	600,000	727,950
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	350,000	413,742
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (b)	2,500,000	3,029,250
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (b)	450,000	556,434
GO Bonds Series 2006D	5.00%	08/01/30 (b)	500,000	614,365
GO Bonds Series 2006D	5.00%	08/01/31 (b)	400,000	488,780
Palomar Health
Refunding RB Series 2016	4.00%	11/01/18	530,000	538,766
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	700,000	839,909
Pasadena USD
GO Refunding Bonds Series 2016B	4.00%	08/01/34 (b)	2,000,000	2,146,700
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	1,000,000	1,249,360
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	800,000	975,976
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/24	575,000	688,758
Refunding GO Bonds Series 2017	5.00%	08/01/25	610,000	743,200
Refunding GO Bonds Series 2017	5.00%	08/01/28 (b)	700,000	865,564
Refunding GO Bonds Series 2017	5.00%	08/01/29 (b)	735,000	898,133
Refunding GO Bonds Series 2017	5.00%	08/01/30 (b)	770,000	934,249
Refunding GO Bonds Series 2017	5.00%	08/01/31 (b)	815,000	984,186
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (d)	575,000	668,311
32

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/33 (b)(c)	1,000,000	578,150
GO Bonds Series 2008G	0.00%	08/01/35 (b)(c)	1,000,000	525,230
Reedley
Water Refunding RB Series 2017	4.00%	09/01/24	495,000	558,801
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	652,196
Water Refunding RB Series 2017	5.00%	09/01/26	570,000	697,794
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	495,383
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	814,856
Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	844,900
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,449,420
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	300,000	348,351
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,124,890
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,100,840
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,044,440
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	75,000	76,649
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(c)	2,000,000	1,898,760
San Bruno Public Finance Auth
Wastewater RB Series 2017	4.00%	07/01/21 (e)	470,000	508,300
Wastewater RB Series 2017	4.00%	07/01/23 (e)	505,000	563,903
Wastewater RB Series 2017	5.00%	07/01/25 (e)	550,000	666,649
Wastewater RB Series 2017	5.00%	07/01/31 (b)(e)	740,000	897,272
Wastewater RB Series 2017	5.00%	07/01/32 (b)(e)	775,000	934,580
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,675,000	1,879,082
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	825,438
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	650,122
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	419,367
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,187,830
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	262,766
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,010,300
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,047,750
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	953,730
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	813,294
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,433,280
San Diego Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016A	5.00%	09/01/29 (b)	500,000	594,440
33

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	341,970
Refunding RB Series 2013A	5.00%	09/01/23	550,000	640,035
Refunding RB Series 2013A	5.00%	09/01/25 (b)	945,000	1,094,140
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (b)(c)(e)	1,490,000	845,933
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,032,276
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,478,848
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	507,663
Refunding RB Series 2012A	5.00%	05/01/26 (b)	290,000	330,873
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/25 (b)	300,000	356,430
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,652,294
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,592,059
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	488,082
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	200,000	238,600
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	434,189
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	462,591
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	305,000	360,101
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	505,345
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	303,958
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	564,250
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (b)	1,205,000	1,424,587
GO Bonds Series 2017	5.00%	08/01/35 (b)	1,640,000	1,931,264
GO Bonds Series 2017	5.00%	08/01/36 (b)	925,000	1,085,867
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	144,217
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	300,000	316,080
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	386,817
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	395,304
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	110,000	114,772
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	440,000	512,587
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	60,000	72,013
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,044,927
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	139,758
Lease RB Series 2014	5.00%	08/01/22	165,000	188,806
Lease RB Series 2014	3.00%	08/01/24	175,000	186,419
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	207,452
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	194,472
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	374,989
34

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)(d)	900,000	983,934
Santa Margarita Community Facilities Water District #99-1
Special Tax Refunding Bonds Series 2017A	5.00%	09/01/29 (b)	1,000,000	1,213,000
Special Tax Refunding Bonds Series 2017A	5.00%	09/01/30 (b)	500,000	602,185
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	1,570,000	1,742,653
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	110,000	125,451
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/19	75,000	79,333
Sausalito Marin City SD
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	90,000	109,081
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	210,000	252,376
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,360,077
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	504,670
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	538,885
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/33 (b)(c)	200,000	115,630
GO Bonds Series 2012B	0.00%	08/01/34 (b)(c)	250,000	138,205
GO Bonds Series 2012B	0.00%	08/01/35 (b)(c)	250,000	131,763
GO Bonds Series 2012B	0.00%	08/01/37 (b)(c)	450,000	217,202
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (f)	4,505,000	4,919,190
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	462,138
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,577,255
Refunding RB (Magnolia Power) Series 2017-1	2.00%	07/01/36 (b)	1,000,000	1,008,400
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	695,003
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	732,395
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	768,740
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	808,257
Tustin Community Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/35 (b)	895,000	952,003
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(d)	950,000	1,099,397
Univ of California
General RB Series 2011AB	3.00%	05/15/18	565,000	569,723
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,329,790
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	101,734
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	105,109
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	940,959
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,912,852
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,104,800
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	384,822
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	546,849
35

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2016B	5.00%	08/01/27 (b)	390,000	470,870
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	515,000	616,877
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)	595,000	704,040
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)	635,000	749,757
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	70,951
Revenue COP Series 2011	5.00%	06/01/20	275,000	298,595
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	145,890
Water RB Series 2011	4.15%	03/01/19	130,000	134,090
Water RB Series 2011	4.65%	03/01/21	115,000	125,843
				394,905,214
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,373,198
Total Fixed-Rate Obligations
(Cost $382,213,073)				396,278,412

Variable-Rate Obligations 7.3% of net assets
CALIFORNIA 7.3%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	1.87%	04/01/45 (b)	5,000,000	5,087,950
Toll Bridge RB Series 2007A1
(SIFMA Municipal Swap Index + 0.70%)	1.67%	04/01/47 (b)	1,000,000	1,004,790
California
GO Bonds Series 2003A1	0.82%	05/01/33 (a)(b)(g)	3,100,000	3,100,000
GO Bonds Series 2004A-3	0.82%	05/01/34 (a)(b)(g)	1,650,000	1,650,000
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.35%	12/01/27 (b)(f)	9,000,000	9,000,000
GO Refunding Bonds 2012B
(SIFMA Municipal Swap Index + 0.90%)	1.87%	05/01/18 (b)	1,000,000	1,000,160
GO Refunding Bonds 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.12%	05/01/20 (b)	1,000,000	1,014,700
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.34%	12/01/35 (b)	3,000,000	3,001,290
36

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004L	0.89%	04/01/38 (b)(g)	2,400,000	2,400,000
RB (Kaiser Permanente) Series 2009C1	0.89%	04/01/46 (b)(g)	3,250,000	3,250,000
Total Variable-Rate Obligations
(Cost $30,378,551)				30,508,890
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$396,278,412	$—	$396,278,412
Variable-Rate Obligations[1]	—	30,508,890	—	30,508,890
Total	$—	$426,787,302	$—	$426,787,302
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017.
37

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
38

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446NOV17
39

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )	Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 22, 2018